Registration Statement No. 333-58809
811-08869

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 7

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 7

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS LIFE AND ANNUITY COMPANY
(Name of Depositor)

One Cityplace, Hartford, Connecticut 06103
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT
The Travelers Life and Annuity Company
One Cityplace
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

Travelers Retirement Account Annuity Prospectus:

The Travelers Separate Account Five For Variable Annuities
The Travelers Separate Account Six For Variable Annuities

This prospectus describes Travelers Retirement Account Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”.) We may issue it as an individual Contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund	Janus Aspen Series	Travelers Series Trust (continued)
High Yield Bond Trust	Balanced Portfolio — Service Shares	MFS Research Portfolio
Managed Assets Trust	Mid Cap Growth Portfolio — Service Shares(2)	Pioneer Fund Portfolio(5)
Money Market Portfolio	Worldwide Growth Portfolio—Service Shares	Social Awareness Stock Portfolio
AIM Variable Insurance Funds, Inc.	PIMCO Variable Insurance Trust	Travelers Quality Bond Portfolio
AIM V.I. Premier Equity Fund — Series I	Total Return Portfolio — Administrative Class	U.S. Government Securities Portfolio
CitiStreet Funds, Inc.	Putnam Variable Trust	Travelers Series Fund Inc.
CitiStreet Diversified Bond Fund — Class I	Putnam VT International Equity Fund — Class	AIM Capital Appreciation Portfolio
CitiStreet International Stock Fund — Class I	IB Shares(3)	Alliance Growth Portfolio
CitiStreet Large Company Stock Fund—Class I	Putnam VT Small Cap Value Fund — Class	MFS Total Return Portfolio
CitiStreet Small Company Stock Fund—Class I	IB Shares	Putnam Diversified Income Portfolio
Delaware VIP Trust	Salomon Brothers Variable Series Funds Inc.	Smith Barney Aggressive Growth Portfolio
Delaware VIP REIT Series — Standard Class	All Cap Fund — Class I(4)	Smith Barney High Income Portfolio
Delaware VIP Small Cap Value Series —	Investors Fund — Class I	Smith Barney International All Cap Growth
Standard Class	Small Cap Growth Fund — Class I	Portfolio
Dreyfus Variable Investment Fund	Total Return Fund — Class I	Smith Barney Large Capitalization Growth
Dreyfus Variable Investment Fund —	Smith Barney Investment Series	Portfolio
Appreciation Portfolio — Initial Shares	Smith Barney Large Cap Core Portfolio	Van Kampen Life Investment Trust
Dreyfus Variable Investment Fund —	Smith Barney Premier Selections All Cap	Comstock Portfolio Class II Shares
Developing Leaders Portfolio—Initial Shares(1)	Growth Portfolio	Emerging Growth Portfolio Class II Shares
Franklin Templeton Variable Insurance	The Travelers Series Trust	Enterprise Portfolio Class II Shares
Products Trust	Disciplined Mid Cap Stock Portfolio	Variable Annuity Portfolios
Mutual Shares Securities Fund — Class 2	Equity Income Portfolio	Smith Barney Small Cap Growth Opportunities
Shares	Federated Stock Portfolio	Portfolio
Greenwich Street Series Fund	Large Cap Portfolio	Variable Insurance Products Fund II
Appreciation Portfolio	Lazard International Stock Portfolio	Asset Manager Portfolio — Service Class 2
Equity Index Portfolio — Class II Shares	MFS Emerging Growth Portfolio	Contrafund® Portfolio — Service Class 2
Fundamental Value Portfolio	MFS Mid Cap Growth Portfolio	Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2
Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly Small Cap Portfolio — Initial Shares	(4)	Formerly Capital Fund — Class I
(2)	Formerly Aggressive Growth Portfolio — Service Shares	(5)	Formerly Utilities Portfolio
(3)	Formerly Putnam VT International Growth Fund — Class IB Shares

We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain contract features and/or some of the funding options may not be available in all states.
This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

TABLE OF CONTENTS

Glossary	3	Payment Options	32
Summary	5	Election of Options	32
Fee Table	8	Annuity Options	33
Condensed Financial Information	16	Miscellaneous Contract Provisions	34
The Annuity Contract	16	Right to Return	34
Contract Owner Inquiries	16	Termination	34
Purchase Payments	16	Required Reports	34
Purchase Payment Credits	16	Suspension of Payments	34
Conservation Credit	17	The Separate Accounts	34
Accumulation Units	17	Performance Information	35
The Variable Funding Options	17	Federal Tax Considerations	35
Fixed Account	23	Non-Resident Aliens	36
Charges and Deductions	23	General Taxation of Annuities	36
General	23	Qualified Annuity Contracts	36
Withdrawal Charge	24	Penalty Tax for Premature Distributions	36
Free Withdrawal Allowance	25	Diversification Requirements for Variable
Transfer Charge	25	Annuities	36
Mortality and Expense Risk Charge	25	Ownership of the Investments	36
Variable Funding Option Expenses	25	Mandatory Distributions for Qualified Plans	37
Floor Benefit/Liquidity Benefit Charges	25	Taxation of Death Benefit Proceeds	37
CHART Asset Allocation Program Charges	25	Available Information	37
Premium Tax	25	Incorporation of Certain Documents by
Changes in Taxes Based upon Premium or		Reference.	37
Value	25	Other Information	38
Transfers	26	The Insurance Companies	38
Access to Your Money	27	Financial Statements	38
Systematic Withdrawals	27	Distribution of Variable Annuity Contracts	38
Ownership Provisions	27	Conformity with State and Federal Laws	38
Types of Ownership	27	Voting Rights.	39
Contract Owner	27	Legal Proceedings and Opinions	39
Beneficiary	27	Appendix A: Condensed Financial
Death Benefit	28	Information for The Travelers Insurance
Death Proceeds Before the Maturity Date	28	Company: Separate Account Five	A-1
Step-Up Death Benefit Value	29	Appendix B: Condensed Financial Information
Payment of Proceeds	29	for The Travelers Life and Annuity
Beneficiary Contract Continuance	30	Company: Separate Account Six	B-1
Planned Death Benefit	30	Appendix C: Waiver of Withdrawal Charge
Death Proceeds after the Maturity Date	30	for Nursing Home Confinement	C-1
The Annuity Period	30	Appendix D: Market Value Adjustment	D-1
Maturity Date	30	Appendix E: Contents of the Statement
Liquidity Benefit	31	of Additional Information	E-1
Allocation of Annuity	31
Variable Annuity	32
Fixed Annuity	32

2

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an Annuity or Income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Purchase Payment Credit — an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

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Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an open-end diversified management investment company that serves as an investment option under the Separate Account.

We, us, our — The Travelers Insurance Company or the Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

4

Summary:
Travelers Retirement Account

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “we” or “us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities (“Separate Account Five”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities (“Separate Account Six”). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently only available for use in connection with tax qualified retirement plans (“Plans”), which include contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended, as well as beneficiary–directed transfers of death benefit proceeds from another contract. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to make Purchase Payments under this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, that the exchange i s in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Who is the Contract issued to? If you purchase an individual contract, you are the Contract Owner. If a group contract is purchased, we issue certificates to the individual participants. Where we refer to “you,” we are referring to the individual Contract Owner or the group participant, as applicable. We refer to both contracts and certificates as “Contracts.” If a group unallocated contract is purchased, we issue only the Contract.

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We issue group contracts in connection with retirement plans. Depending on your Plan, certain features and/or Variable Funding Options described in this prospectus may not be available to you. Your Plan provisions supercede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

Can you give a general description of the Variable Funding Options and how they operate? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase units, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund (“Underlying Fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk (“M&E”) charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 5%, decreasing to 0% in years six and later.

Upon annuitization, if you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a surrender charge of 5% of the amounts withdrawn.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary

6

will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the free withdrawal allowance may be subject to a withdrawal charge.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70½ or retires. These minimum distributions occur during the accumulation phase.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CitiStreet”), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet’s CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.
7

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the Purchase Payments and any applicable Purchase Payment Credits withdrawn)

Years Since Purchase Payment Made
Greater than or Equal To	But less than	Withdrawal Charge
0 years	1 year	5%
1 year	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years	0%

Transfer Charge	$10 (on transfers exceeding 12 per year.)

  (We do not currently assess a transfer charge)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit :		Optional Death Benefit:

Mortality and Expense Risk Charge	0.80%	Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	None	Administrative Expense Charge	None

Total Separate Account Charges	0.80%	Total Separate Account Charges	1.25%

8

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	2.79%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(21)
High Yield Bond Trust	0.55%	—	0.16%	0.71%(1)
Managed Assets Trust	0.56%	—	0.05%	0.61%(2)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(3)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	0.61%	—	0.24%	0.85%
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.11%	0.56%
CitiStreet International Stock Fund — Class I	0.73%	—	0.17%	0.90%
CitiStreet Large Company Stock Fund — Class I	0.55%	—	0.15%	0.70%
CitiStreet Small Company Stock Fund — Class I	0.60%	—	0.16%	0.76%
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.36%	1.81%
CitiStreet International Stock Fund — Class I	0.73%	—	1.42%	2.15%
CitiStreet Large Company Stock Fund — Class I	0.55%	—	1.40%	1.95%
CitiStreet Small Company Stock Fund — Class I	0.60%	—	1.41%	2.01%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(4)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(5)
Delaware VIP Small Cap Value Series — Standard Class	0.75%	—	0.10%	0.85%(6)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
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Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(7)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(15)
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(8)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(15)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(10)
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(9)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(10)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(11)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*†	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(12)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
Total Return Fund — Class I	0.80%	—	0.21%	1.01%(17)
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	0.75%	—	0.67%	1.42%(13)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(15)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(14)
Federated Stock Portfolio	0.69%	—	0.15%	0.84%(15)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(16)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(21)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(15)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(17)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(17)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(18)
Social Awareness Stock Portfolio	0.68%	—	0.10%	0.78%(19)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(20)
U.S. Government Securities Portfolio	0.38%	—	0.06%	0.44%(21)
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Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(22)
Alliance Growth Portfolio	0.80%	—	0.03%	0.83%(22)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(22)
Putnam Diversified Income Portfolio	0.75%	—	0.18%	0.93%(22)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(23)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(22)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(24)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Enterprise Portfolio Class II Shares*	0.50%	0.25%	0.17%	0.92%(25)
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund II
Asset Manager Portfolio — Service Class 2*	0.53%	0.25%	0.12%	0.90%(26)
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(27)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(28)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(29)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Includes 0.0125 CHART asset allocation fee.

†	Closed to new investors.

#	Expense reimbursements and waivers that are voluntary may be waived at any time.

Notes

(1)	Management fee includes an administration fee. The management fee has breakpoints. The management rates decrease as the Fund's net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%.

(2)	Management fee includes Administration fee. No fees were waived during the period, nor was the Fund reimbursed for expenses. Fund operates under a voluntary expense cap of 1.25%.

(3)	Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

(4)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

(5)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on avera ge daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6)	The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%.

11

Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(7)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(8)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

(9)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

(10)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

(11)	“Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(13)	As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund’s average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund’s other expenses so that the total annual fund operating expenses are capped at 1.20%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund’s shareholders. A cap on total annual fund operating expenses lowers the fund’s overall expense ratio and increases the fund’s return to investors.

(14)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(15)	Management fee includes an administration fee.

(16)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(17)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(18)	The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for adminstrative services.

(19)	Management fee has breakpoints. The management rates decrease, as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%. The management fee also includes an administrative service fee.

(20)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

(21)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

(22)	Fund has a voluntary expense cap of 1.25%.

(23)	Fund has a voluntary expense cap of 1.00%.

(24)	Fund has a voluntary expense cap of 1.50%.

(25)	Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.

(26)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Asset Manager Portfolio — Service Class 2 were 0.88%.

(27)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

(28)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. These offsets may be discontinued at any time. Also, The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.

(29)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

12

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, Separate Accounts charges of 1.25% and a Purchase Payment Credit of 2.0%. For those contracts that do not elect the optional death benefit, the expenses would be lower.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	712	955	1224	2421	212	655	1124	2421
High Yield Bond Trust	699	915	1157	2285	199	615	1057	2285
Managed Assets Trust	689	885	1106	2180	189	585	1006	2180
Money Market Portfolio (Travelers)	670	826	1007	1976	170	526	907	1976
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	713	958	1229	2431	213	658	1129	2431
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	684	869	1080	2127	184	569	980	2127
CitiStreet International Stock Fund — Class I	718	973	1254	2483	218	673	1154	2483
CitiStreet Large Company Stock Fund — Class I	698	912	1152	2275	198	612	1052	2275
CitiStreet Small Company Stock Fund — Class I	704	930	1183	2338	204	630	1083	2338
CitiStreet Funds, Inc. **
CitiStreet Diversified Bond Fund — Class I	809	1245	1706	3374	309	945	1606	3374
CitiStreet International Stock Fund — Class I	843	1345	1869	3685	343	1045	1769	3685
CitiStreet Large Company Stock Fund — Class I	823	1286	1774	3503	323	986	1674	3503
CitiStreet Small Company Stock Fund — Class I	829	1304	1802	3558	329	1004	1702	3558
Credit Suisse Trust
Emerging Markets Portfolio†	812	1254	1720	3402	312	954	1620	3402
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	712	955	1224	2421	212	655	1124	2421
Delaware VIP Small Cap Value Series — Standard Class	713	958	1229	2431	213	658	1129	2431
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	706	937	1193	2358	206	637	1093	2358
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	709	946	1208	2390	209	646	1108	2390
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	734	1021	1335	2646	234	721	1235	2646
13

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Greenwich Street Series Fund
Appreciation Portfolio	705	934	1188	2348	205	634	1088	2348
Equity Index Portfolio — Class II Shares	689	885	1106	2180	189	585	1006	2180
Fundamental Value Portfolio	706	937	1193	2358	206	637	1093	2358
Janus Aspen Series
Balanced Portfolio — Service Shares	720	979	1264	2503	220	679	1164	2503
Mid Cap Growth Portfolio — Service Shares	720	979	1264	2503	220	679	1164	2503
Worldwide Growth Portfolio — Service Shares	723	988	1280	2534	223	688	1180	2534
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	694	900	1132	2233	194	600	1032	2233
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	809	1245	1706	3374	309	945	1606	3374
Putnam VT International Equity Fund — Class IB Shares	752	1075	1425	2826	252	775	1325	2826
Putnam VT Small Cap Value Fund — Class IB Shares	745	1054	1390	2756	245	754	1290	2756
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	725	994	1290	2554	225	694	1190	2554
Investors Fund — Class I	709	946	1208	2390	209	646	1108	2390
Small Cap Growth Fund — Class I	758	1093	1455	2885	258	793	1355	2885
Total Return Fund — Class I	729	1006	1310	2595	229	706	1210	2595
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	721	982	1269	2513	221	682	1169	2513
Smith Barney Premier Selections All Cap Growth Portfolio	739	1036	1360	2696	239	736	1260	2696
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	770	1129	1515	3003	270	829	1415	3003
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	713	958	1229	2431	213	658	1129	2431
Equity Income Portfolio	712	955	1224	2421	212	655	1124	2421
Federated Stock Portfolio	712	955	1224	2421	212	655	1124	2421
Large Cap Portfolio	713	958	1229	2431	213	658	1129	2431
Lazard International Stock Portfolio	734	1021	1335	2646	234	721	1235	2646
MFS Emerging Growth Portfolio	717	970	1249	2472	217	670	1149	2472
MFS Mid Cap Growth Portfolio	721	982	1269	2513	221	682	1169	2513
MFS Research Portfolio	722	985	1275	2524	222	685	1175	2524
Pioneer Fund Portfolio	728	1003	1305	2585	228	703	1205	2585
Social Awareness Stock Portfolio	706	937	1193	2358	206	637	1093	2358
Travelers Quality Bond Portfolio	672	833	1018	1998	172	533	918	1998
U.S. Government Securities Portfolio	672	833	1018	1998	172	533	918	1998
14

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	713	958	1229	2431	213	658	1129	2431
Alliance Growth Portfolio	711	952	1219	2410	211	652	1119	2410
MFS Total Return Portfolio	711	952	1219	2410	211	652	1119	2410
Putnam Diversified Income Portfolio	721	982	1269	2513	221	682	1169	2513
Smith Barney Aggressive Growth Portfolio	711	952	1219	2410	211	652	1119	2410
Smith Barney High Income Portfolio	697	909	1147	2264	197	609	1047	2264
Smith Barney International All Cap Growth Portfolio	728	1003	1305	2585	228	703	1205	2585
Smith Barney Large Capitalization Growth Portfolio	708	943	1203	2379	208	643	1103	2379
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	722	985	1275	2524	222	685	1175	2524
Emerging Growth Portfolio Class II Shares	731	1012	1320	2615	231	712	1220	2615
Enterprise Portfolio Class II Shares	720	979	1264	2503	220	679	1164	2503
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	718	973	1254	2483	218	673	1154	2483
Variable Insurance Products Fund II
Asset Manager Portfolio — Service Class 2	718	973	1254	2483	218	673	1154	2483
Contrafund® Portfolio — Service Class 2	721	982	1269	2513	221	682	1169	2513
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	906	1530	2169	4239	406	1230	2069	4239
Mid Cap Portfolio — Service Class 2	723	988	1280	2534	223	688	1180	2534

______________

     †   Closed to new investors.

     **   Includes 0.0125 CHART asset allocation fee.

15

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Retirement Account Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

16

Purchase Payment Credits

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Variable Funding Options to which your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may more than offset the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

Conservation Credit

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your Purchase Payments. If applied, we will determine the amount of such credit.

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, and Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

17

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
High Yield Bond Trust*	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC
Managed Assets Trust**	Seeks high total return. The Fund normally invests in equities, convertible and fixed-income securities. The Fund’s policy is to allocate investments among asset classes.	TAMIC Subadviser: Travelers Investment Management Company (“TIMCO”)
Money Market Portfolio*	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I*	Seeks maximum long term total return. The Fund normally invests in fixed income securities.	CitiStreet Funds Management LLC (“CitiStreet”) Subadviser: Western Asset Management Company; Salomon Brothers Asset Management (“SBAM”); and SSgA Funds Management (“SSgA”)
CitiStreet International Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Citigroup Asset Management Limited, and SSgA
CitiStreet Large Company Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of large, well established companies.	CitiStreet Subadviser: Wellington Management Company; Smith Barney Fund Management LLC, and SSgA
CitiStreet Small Company Stock Fund — Class I	Seeks maximum long term total return. The Fund normally invests in the common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management; TIMCO; and SSgA
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class**	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company (“Delaware”)
Delaware VIP Small Cap Value Series — Standard Class	Seeks capital appreciation. The Fund normally invests in securities of small capitalization companies.	Delaware Management Company

18

Funding Option	Investment Objective	Investment Adviser/Subadviser

Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long-term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	TIMCO
Fundamental Value Portfolio**	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital Management LLC (“Janus Capital”)
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class*	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
Total Return Fund — Class I**	Seeks above average income (compared to a portfolio invested entirely in equity securities). Secondarily seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of U.S. and foreign issuers.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II†	Seeks long term capital growth. Current income is a secondary objective. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued relative to the market.	Strong Capital Management Inc.
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated Stock Portfolio	Seeks growth of income and capital. The Fund normally invests in equity securities that are selected on the basis of traditional research techniques.	TAMIC Subadviser: Federated Investment Management Company
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management

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Funding Option	Investment Objective	Investment Adviser/Subadviser

MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio**	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Social Awareness Stock Portfolio	Seeks long term capital appreciation and retention of net investment income. The Fund normally invests in equity securities. The Fund seeks companies that meet certain investment criteria and social criteria.	SBFM
Travelers Quality Bond Portfolio*	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
U.S. Government Securities Portfolio*	Seeks current income, total return and high credit quality. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in the equity securities of U.S. companies.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio**	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio*	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio*	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Enterprise Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Asset Manager Portfolio — Service Class 2**	Seeks high total return with reduced risk over the long-term. The Fund normally invests by allocating assets among stocks, bonds and short-term instruments.	FMR
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III (continued)
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

______________

†	Closed to new investors.

*	The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable charge in the funding option’s investment strategy. Please refer to the contract for the transfer restrictions.

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FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see separate prospectus for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

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Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

Years Since Purchase Payment Made
Greater than or Equal To	But less than	Withdrawal Charge
0 years	1 year	5%
1 year	2 years	4%
2 years	3 years	3%
3 years	4 years	2%
4 years	5 years	1%
5+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment and any applicable Purchase Payment Credits to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

(c)	any remaining Purchase Payment and any applicable Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

If you did not purchase your Contract under a 457 or 403(b) qualified plan, we will not deduct a withdrawal charge:

    from payments we make due to the death of the Annuitant
    if a life annuity payout has begun, other than the Liquidity Benefit Option (See “Liquidity Benefit”)
    if an income option of at least ten years’ duration is elected from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval if withdrawals are taken under our Managed Distribution Program, if elected by you (see Access to Your Money)’ or if you are confined to an eligible nursing home, as described in Appendix C

If you purchased your Contract under a 457 or 403(b) qualified plan, we will not deduct a withdrawal charge:

    from payments we make due to the death of the Annuitant
    if a life annuity payout has begun
    if payments for a period of at least five years have begun from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval if withdrawals are taken as a minimum distribution, as defined under The Code if withdrawals are taken due to a hardship, as defined under The Code if withdrawals are taken due to a disability, as defined under The Code, of the Annuitant;
    if you are confined to an eligible nursing home, as described in Appendix C (403 (b) plans only).
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Free Withdrawal Allowance

Beginning in the second Contract Year, you may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to modify the free withdrawal provision.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Floor Benefit/Liquidity Benefit Charges

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable Annuity Payment regardless of the performance of the Variable Funding Options you selected. This charge will vary based upon market conditions, but will never increase your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to The Annuity Period for a description of these benefits.

CHART Asset Allocation Program Charges

Under the CHART Program, Purchase Payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. We will not treat these withdrawals as taxable distributions. Please refer to Miscellaneous Contract Provisions for further information.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

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TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred
        the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

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ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations”) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can be only one Contract Owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

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Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when you die. At purchase, you elect either the standard death benefit or the optional death benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance (“Death Report Date”).

Death Proceeds Before the Maturity Date

Standard Death Benefit

Annuitant’s Age on the Contract Date	Death Benefit Payable
Before Age 80	Greater of: 1.Contract Value on the Death Report Date, or 2.Total Purchase Payments less the total of any withdrawals (and related charges).
On or after Age 80	Contract Value

Optional Death Benefit and Credit

The Optional Death Benefit and Credit varies depending on the Annuitant’s age on the Contract Date.

Annuitant’s Age on the Contract Date	Death Benefit Payable
Under Age 70	Greater of: 1)Contract Value on the Death Report Date , or 2)Total Purchase Payments less the total of any withdrawals (and related charges); or 3)Maximum Step-Up death benefit value (described below) associated with Contract Date anniversaries beginning with the 5th, and ending with the last before the Annuitant’s 76th birthday.
Age 70-75	Greater of: 1)Contract Value, or 2)Total Purchase Payments less the total of any withdrawals (and related charges); or 3)Step-Up death benefit value (described below) associated with the 5th Contract Date anniversary.
Age 76-80	Greater of (1) or (2) above.
Age over 80	Contract Value

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Step-Up Death Benefit Value

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Mandatory Payout Rules Apply*

Owner/Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Yes

Beneficiary	No death proceeds are payable; Contract continues.	N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.	N/A

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*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

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Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit (Individual Contracts Only)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another

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person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Liquidity Benefit (Benefit not available under 457 plans)

If you select any annuity option that guarantees you payments for a minimum period of time (“period certain”), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For variable Annuity Payments, we use the Assumed Net Investment Factor, (“ANIF”) as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed Annuity Payments is as follows:

n
Present Value = sum [Payments X (1/1 + iC)t/365
s = 1

Where

            iC = the interest rate described above

  n = the number of payments remaining in the Contract Owner’s period certain at the time of request for this benefit

            t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix E for examples of this market value adjustment.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Contract Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Annuitization Credit. This credit is applied to the Contract Value used to purchase one of the annuity options described below. The credit equals 0.5% of your Contract Value if you annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to contracts held less than 1 year.

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Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

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The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Variable Annuitization Floor Benefit (Benefit not available under 457 plans). This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the Variable Funding Options selected by you, your Annuity Payments will never be less than a certain percentage of your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not a vailable with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 — Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

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MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts (“Separate Account”) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The

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assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting fr om a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. Purchase Payment Credits are not included in these calculations. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Purchase Payment Credits are not included in these calculations. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact

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that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalties that may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any Nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some

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features of the Contract, such as the number of funding options available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

AVAILABLE INFORMATION

The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 (“the 1934 Act”), as amended, and file reports, proxy statements and other information with the Securities and Exchange Commission (“Commission”). You may read and copy this information and other information at the following locations:

    public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C., 20549
    the Commission’s Regional Offices located at 233 Broadway, New York, New York 10279 the Commission’s Regional Offices located at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the “Registration Statement”) relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the annual reports on Form 10-K for the year ended December 31, 2002 to owners of contracts or certificates, we do not plan to furnish subsequent annual reports containing financial information to the owners of contracts or certificates described in this prospectus.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Each Company’s latest annual report on Form 10-K has been filed with the Commission. They are both incorporated by reference into this prospectus and a copy of your issuing Company’s 10-K must accompany this prospectus.

The Forms 10-K for the fiscal year ended December 31, 2002 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed

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its Form 10-K on March 21, 2003 via Edgar, File No. 33-33691. The Travelers Life and Annuity Company filed its Form 10-K on March 21, 2003 via Edgar; File No. 33-58677.

If requested, we will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents.) You may direct your requests to: The Travelers Insurance Company, One Cityplace, Hartford, Connecticut 06103-3415, Attention: Annuity Services. The telephone number is (800) 842-9406. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC’s website (http://www.sec.gov).

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing and services provided.

Conformity with State and Federal Laws

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

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Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

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Appendix A—CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 0.80% = (Standard Death Benefit) and the maximum variable account charge of 2.65% (Optional Death Benefit with the maximum Floor Charge of 1.40% for the funding options available for this feature). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix E.

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.547	0.406	213,843
	2001	0.745	0.547	6,402
	2000	1.000	0.745	—

High Yield Bond Trust (9/99)	2002	1.067	1.107	—
	2001	0.982	1.067	—
	2000	0.980	0.982	—
	1999	1.000	0.980	—

Managed Assets Trust (6/99)	2002	1.013	0.918	25,510
	2001	1.076	1.013	25,510
	2000	1.102	1.076	20,767
	1999	1.000	1.102	13,609

Money Market Portfolio (9/99)	2002	1.119	1.125	264,365
	2001	1.087	1.119	77,342
	2000	1.032	1.087	76,073
	1999	1.000	1.032	36,453

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (5/01)	2002	0.888	0.615	—
	2001	1.000	0.888	—

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (9/99)	2002	1.157	1.251	470,261
	2001	1.092	1.157	—
	2000	0.979	1.092	12,041
	1999	1.000	0.979	37,502

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet International Stock Fund — Class I (7/99)	2002	0.904	0.697	223,222
	2001	1.160	0.904	—
	2000	1.272	1.160	1,916
	1999	1.000	1.272	6,933

CitiStreet Large Company Stock Fund — Class I (9/99)	2002	0.702	0.537	430,013
	2001	0.840	0.702	—
	2000	0.995	0.840	10,384
	1999	1.000	0.995	21,459

CitiStreet Small Company Stock Fund — Class I (9/99)	2002	1.612	1.220	66,192
	2001	1.600	1.612	—
	2000	1.465	1.600	1,472
	1999	1.000	1.465	6,201

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (10/99)	2002	0.916	0.804	11,251
	2001	1.022	0.916	—
	2000	1.506	1.022	—
	1999	1.000	1.506	—

Delaware VIP Trust
VIP REIT Series — Standard Class (9/00)	2002	1.318	1.366	19,794
	2001	1.221	1.318	—
	2000	1.000	1.221	—

VIP Small Cap Value Series — Standard Class (10/99)	2002	1.289	1.208	10,600
	2001	1.162	1.289	—
	2000	0.991	1.162	—
	1999	1.000	0.991	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/99)	2002	0.958	0.792	54,702
	2001	1.065	0.958	27,197
	2000	1.081	1.065	24,552
	1999	1.000	1.081	24,552

Small Cap Portfolio — Initial Shares (10/99)	2002	1.298	1.041	58,130
	2001	1.394	1.298	13,264

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Portfolio — Initial Shares (continued)	2000	1.240	1.394	3,246
	1999	1.000	1.240	—

Greenwich Street Series Fund
Appreciation Portfolio (5/01)	2002	0.943	0.772	20,346
	2001	1.000	0.943	3,353

Equity Index Portfolio — Class II Shares (7/99)	2002	0.886	0.682	47,426
	2001	1.019	0.886	23,609
	2000	1.133	1.019	14,389
	1999	1.000	1.133	13,350

Fundamental Value Portfolio (5/01)	2002	0.924	0.722	30,684
	2001	1.000	0.924	—

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (5/01)	2002	0.772	0.551	33,784
	2001	1.000	0.772	—

Balanced Portfolio — Service Shares (5/01)	2002	0.962	0.891	—
	2001	1.000	0.962	—

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.615	0.453	5,661
	2001	0.801	0.615	5,661
	2000	1.000	0.801	—

OCC Accumulation Trust
Equity Portfolio (1/00)	2002	0.935	0.782	—
	2001	1.014	0.935	—
	2000	1.000	1.014	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.057	1.144	7,538
	2001	1.000	1.057	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.861	0.703	—
	2001	1.000	0.861	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.093	0.886	40,852
	2001	1.000	1.093	—

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.808	0.564	—
	2001	1.000	0.808	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (4/00)	2002	1.449	1.077	—
	2001	1.433	1.449	—
	2000	1.000	1.433	—

Investors Fund — Class I (10/99)	2002	1.183	0.903	6,424
	2001	1.244	1.183	—
	2000	1.088	1.244	—
	1999	1.000	1.088	13,535

Small Cap Growth Fund — Class I (5/01)	2002	0.974	0.631	—
	2001	1.000	0.974	—

Total Return Fund — Class I (9/00)	2002	1.055	0.975	—
	2001	1.072	1.055	—
	2000	1.000	1.072	—

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.897	0.659	—
	2001	1.000	0.897	—

Smith Barney Premier Selections All Cap Growth Portfolio (5/01)	2002	0.898	0.652	—
	2001	1.000	0.898	—

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (3/00)	2002	0.969	0.739	8,864
	2001	0.938	0.969	—
	2000	1.000	0.938	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (10/99)	2002	0.857	0.661	—
	2001	1.090	0.857	—
	2000	1.208	1.090	—
	1999	1.000	1.208	—

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (8/99)	2002	1.247	1.060	22,864
	2001	1.310	1.247	4,950
	2000	1.132	1.310	4,950
	1999	1.000	1.132	4,950

Equity Income Portfolio (7/99)	2002	1.024	0.874	151,978
	2001	1.105	1.024	109,815
	2000	1.021	1.105	12,381
	1999	1.000	1.021	12,381

Federated Stock Portfolio (11/01)	2002	1.002	0.802	4,216
	2001	1.000	1.002	—

Large Cap Portfolio (7/99)	2002	0.851	0.652	96,847
	2001	1.038	0.851	96,847
	2000	1.224	1.038	52,127
	1999	1.000	1.224	12,719

Lazard International Stock Portfolio (8/99)	2002	0.768	0.663	6,318
	2001	1.049	0.768	4,591
	2000	1.194	1.049	4,591
	1999	1.000	1.194	4,591

MFS Emerging Growth Portfolio (5/01)	2002	0.814	0.531	—
	2001	1.000	0.814	—

MFS Mid Cap Growth Portfolio (10/99)	2002	1.317	0.668	45,675
	2001	1.739	1.317	33,694
	2000	1.603	1.739	30,494
	1999	1.000	1.603	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Research Portfolio (6/00)	2002	0.874	0.649	—
	2001	1.136	0.874	—
	2000	1.000	1.136	—

Social Awareness Stock Portfolio (7/99)	2002	0.921	0.686	14,167
	2001	1.100	0.921	14,167
	2000	1.115	1.100	14,167
	1999	1.000	1.115	14,167

Travelers Quality Bond Portfolio (8/99)	2002	1.130	1.186	19,941
	2001	1.063	1.130	19,941
	2000	1.002	1.063	19,941
	1999	1.000	1.002	19,941

U.S. Government Securities Portfolio (8/99)	2002	1.154	1.301	366,169
	2001	1.099	1.154	20,423
	2000	0.968	1.099	20,423
	1999	1.000	0.968	20,423

Utilities Portfolio (8/99)	2002	0.903	0.625	24,128
	2001	1.183	0.903	—
	2000	0.959	1.183	—
	1999	1.000	0.959	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.867	0.654	—
	2001	1.000	0.867	—

Alliance Growth Portfolio (7/99)	2002	0.908	0.598	67,954
	2001	1.057	0.908	67,954
	2000	1.303	1.057	56,806
	1999	1.000	1.303	17,222

MFS Total Return Portfolio (7/99)	2002	1.141	1.073	135,391
	2001	1.150	1.141	53,295
	2000	0.994	1.150	—
	1999	1.000	0.994	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Diversified Income Portfolio (1/01)	2002	1.032	1.084	27,083
	2001	1.000	1.032	—

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.949	0.634	15,408
	2001	1.000	0.949	2,646

Smith Barney High Income Portfolio (8/99)	2002	0.877	0.842	20,231
	2001	0.918	0.877	20,231
	2000	1.007	0.918	20,231
	1999	1.000	1.007	20,231

Smith Barney International All Cap Growth Portfolio (12/99)	2002	0.810	0.597	3,291
	2001	1.186	0.810	3,291
	2000	1.569	1.186	3,291
	1999	1.000	1.569	—

Smith Barney Large Capitalization Growth Portfolio (10/99)	2002	0.907	0.677	—
	2001	1.045	0.907	—
	2000	1.132	1.045	—
	1999	1.000	1.132	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.817	0.546	—
	2001	1.000	0.817	—

Enterprise Portfolio — Class II Shares (5/01)	2002	0.911	0.637	—
	2001	1.000	0.911	—

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.949	0.700	—
	2001	1.000	0.949	—

Variable Insurance Products Fund II
Asset Manager Portfolio — Service Class 2 (5/00)	2002	0.900	0.813	51,769
	2001	0.949	0.900	—
	2000	1.000	0.949	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Contrafund® Portfolio — Service Class 2 (5/01)	2002	0.950	0.852	14,509
	2001	1.000	0.950	—

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.846	0.776	12,814
	2001	1.000	0.846	2,853

Mid Cap Portfolio — Service Class 2 (5/01)	2002	1.032	0.921	9,533
	2001	1.000	1.032	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.25 M&E, 3% AIR, 1.40 Floor = 2.65% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (7/99)	2002	0.841	0.636	—
	2001	0.986	0.841	—
	2000	1.117	0.986	—
	1999	1.000	1.117	—

Notes

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Appendix B—CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the minimum variable charge of 0.80% = (Standard Death Benefit) and the maximum variable account charge of 2.65% (Optional Death Benefit with the maximum Floor Charge of 1.40% for the funding options available for this feature). The variable account charges that fall in between this range are included in the Statement of Additional Information (“SAI”), which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon contained in Appendix E.

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.547	0.406	1,837,286
	2001	0.745	0.547	1,046,590
	2000	1.000	0.745	1,006,482

High Yield Bond Trust (5/99)	2002	1.067	1.107	411,756
	2001	0.982	1.067	314,101
	2000	0.980	0.982	101,750
	1999	1.000	0.980	92,789

Managed Assets Trust (3/99)	2002	1.013	0.918	1,042,680
	2001	1.076	1.013	1,174,637
	2000	1.102	1.076	913,007
	1999	1.000	1.102	232,345

Money Market Portfolio (4/99)	2002	1.119	1.125	1,258,377
	2001	1.087	1.119	990,283
	2000	1.032	1.087	700,403
	1999	1.000	1.032	239,890

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (7/01)	2002	0.888	0.615	55,895
	2001	1.000	0.888	—

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I (3/99)	2002	1.157	1.251	3,360,815
	2001	1.092	1.157	2,080,975
	2000	0.979	1.092	601,543
	1999	1.000	0.979	139,623

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet International Stock Fund — Class I (3/99)	2002	0.904	0.697	2,025,194
	2001	1.160	0.904	1,238,125
	2000	1.272	1.160	474,746
	1999	1.000	1.272	90,221

CitiStreet Large Company Stock Fund — Class I (3/99)	2002	0.702	0.537	3,575,681
	2001	0.840	0.702	2,080,499
	2000	0.995	0.840	959,029
	1999	1.000	0.995	228,230

CitiStreet Small Company Stock Fund — Class I (3/99)	2002	1.612	1.220	739,822
	2001	1.600	1.612	542,731
	2000	1.465	1.600	462,418
	1999	1.000	1.465	113,574

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/99)	2002	0.916	0.804	45,812
	2001	1.022	0.916	54,766
	2000	1.506	1.022	71,391
	1999	1.000	1.506	54,662

Delaware VIP Trust
VIP REIT Series — Standard Class (7/99)	2002	1.318	1.366	242,450
	2001	1.221	1.318	128,487
	2000	0.937	1.221	102,023
	1999	1.000	0.937	—

VIP Small Cap Value Series — Standard Class (4/99)	2002	1.289	1.208	139,177
	2001	1.162	1.289	13,468
	2000	0.991	1.162	5,110
	1999	1.000	0.991	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (3/99)	2002	0.958	0.792	356,023
	2001	1.065	0.958	396,091
	2000	1.081	1.065	311,873
	1999	1.000	1.081	244,529

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Portfolio — Initial Shares (4/99)	2002	1.298	1.041	540,784
	2001	1.394	1.298	388,047
	2000	1.240	1.394	305,761
	1999	1.000	1.240	45,091

Greenwich Street Series Fund
Appreciation Portfolio (8/01)	2002	0.943	0.772	82,395
	2001	1.000	0.943	14,712

Equity Index Portfolio — Class II Shares (3/99)	2002	0.886	0.682	1,579,821
	2001	1.019	0.886	1,055,882
	2000	1.133	1.019	842,129
	1999	1.000	1.133	207,054

Fundamental Value Portfolio (5/01)	2002	0.924	0.722	486,577
	2001	1.000	0.924	106,535

Janus Aspen Series
Aggressive Growth Portfolio — Service Shares (8/01)	2002	0.772	0.551	—
	2001	1.000	0.772	—

Balanced Portfolio — Service Shares (5/01)	2002	0.962	0.891	83,565
	2001	1.000	0.962	—

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.615	0.453	382,579
	2001	0.801	0.615	441,531
	2000	1.000	0.801	424,750

OCC Accumulation Trust
Equity Portfolio (6/99)	2002	0.935	0.782	—
	2001	1.014	0.935	—
	2000	0.930	1.014	—
	1999	1.000	0.930	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (6/01)	2002	1.057	1.144	388,046
	2001	1.000	1.057	42,621

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.861	0.703	89,130
	2001	1.000	0.861	36,530

Putnam VT Small Cap Value Fund — Class IB Shares (6/01)	2002	1.093	0.886	235,414
	2001	1.000	1.093	1,734

Putnam VT Voyager II Fund — Class IB Shares (12/01)	2002	0.808	0.564	11,671
	2001	1.000	0.808	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (3/99)	2002	1.449	1.077	340,827
	2001	1.433	1.449	172,311
	2000	1.222	1.433	70,934
	1999	1.000	1.222	13,279

Investors Fund — Class I (3/99)	2002	1.183	0.903	140,603
	2001	1.244	1.183	102,276
	2000	1.088	1.244	20,655
	1999	1.000	1.088	5,119

Small Cap Growth Fund — Class I (6/01)	2002	0.974	0.631	—
	2001	1.000	0.974	997

Total Return Fund — Class I (3/99)	2002	1.055	0.975	10,605
	2001	1.072	1.055	7,423
	2000	1.002	1.072	5,470
	1999	1.000	1.002	—

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.897	0.659	20,096
	2001	1.000	0.897	20,096

Smith Barney Premier Selections All Cap Growth Portfolio (6/01)	2002	0.898	0.652	—
	2001	1.000	0.898	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (7/99)	2002	0.969	0.739	9,511
	2001	0.938	0.969	6,351
	2000	0.877	0.938	6,351
	1999	1.000	0.877	6,351

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (3/99)	2002	0.857	0.661	—
	2001	1.090	0.857	39,052
	2000	1.208	1.090	40,161
	1999	1.000	1.208	16,056

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (6/99)	2002	1.247	1.060	244,570
	2001	1.310	1.247	156,409
	2000	1.132	1.310	87,378
	1999	1.000	1.132	—

Equity Income Portfolio (3/99)	2002	1.024	0.874	1,011,873
	2001	1.105	1.024	343,935
	2000	1.021	1.105	212,588
	1999	1.000	1.021	216,322

Federated Stock Portfolio (4/99)	2002	1.002	0.802	52,941
	2001	0.993	1.002	24,072
	2000	0.965	0.993	4,126
	1999	1.000	0.965	—

Large Cap Portfolio (3/99)	2002	0.851	0.652	448,487
	2001	1.038	0.851	409,069
	2000	1.224	1.038	334,348
	1999	1.000	1.224	247,021

Lazard International Stock Portfolio (4/99)	2002	0.768	0.663	39,307
	2001	1.049	0.768	43,074
	2000	1.194	1.049	43,159
	1999	1.000	1.194	13,922

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Emerging Growth Portfolio (8/01)	2002	0.814	0.531	—
	2001	1.000	0.814	—

MFS Mid Cap Growth Portfolio (5/99)	2002	1.317	0.668	249,539
	2001	1.739	1.317	238,188
	2000	1.603	1.739	201,277
	1999	1.000	1.603	22,378

MFS Research Portfolio (3/99)	2002	0.874	0.649	16,447
	2001	1.136	0.874	17,029
	2000	1.213	1.136	80,150
	1999	1.000	1.213	—

Social Awareness Stock Portfolio (3/99)	2002	0.921	0.686	205,434
	2001	1.100	0.921	252,885
	2000	1.115	1.100	338,770
	1999	1.000	1.115	204,232

Travelers Quality Bond Portfolio (3/99)	2002	1.130	1.186	324,873
	2001	1.063	1.130	229,303
	2000	1.002	1.063	89,190
	1999	1.000	1.002	30,445

U.S. Government Securities Portfolio (3/99)	2002	1.154	1.301	674,168
	2001	1.099	1.154	329,688
	2000	0.968	1.099	147,364
	1999	1.000	0.968	81,239

Utilities Portfolio (5/99)	2002	0.903	0.625	177,705
	2001	1.183	0.903	175,971
	2000	0.959	1.183	136,065
	1999	1.000	0.959	52,624

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	0.867	0.654	38,688
	2001	1.000	0.867	—

Alliance Growth Portfolio (3/99)	2002	0.908	0.598	907,697
	2001	1.057	0.908	1,013,052

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Alliance Growth Portfolio (continued)	2000	1.303	1.057	787,876
	1999	1.000	1.303	274,568

MFS Total Return Portfolio (4/99)	2002	1.141	1.073	994,730
	2001	1.150	1.141	458,197
	2000	0.994	1.150	177,102
	1999	1.000	0.994	56,338

Putnam Diversified Income Portfolio (6/99)	2002	1.032	1.084	29,999
	2001	0.998	1.032	17,469
	2000	1.010	0.998	—
	1999	1.000	1.010	—

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.949	0.634	372,023
	2001	1.000	0.949	148,073

Smith Barney High Income Portfolio (5/99)	2002	0.877	0.842	17,421
	2001	0.918	0.877	26,499
	2000	1.007	0.918	12,407
	1999	1.000	1.007	—

Smith Barney International All Cap Growth Portfolio (3/99)	2002	0.810	0.597	184,371
	2001	1.186	0.810	202,204
	2000	1.569	1.186	76,324
	1999	1.000	1.569	33,821

Smith Barney Large Capitalization Growth Portfolio (3/99)	2002	0.907	0.677	335,753
	2001	1.045	0.907	323,325
	2000	1.132	1.045	265,016
	1999	1.000	1.132	100,647

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class II Shares (1/02)	2002	0.817	0.546	—
	2001	1.000	0.817	—

Enterprise Portfolio — Class II Shares (10/01)	2002	0.911	0.637	—
	2001	1.000	0.911	—

Accumulation Unit Values (in dollars)

Minimum Expense
0.80 M&E, 3% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.949	0.700	—
	2001	1.000	0.949	—

Variable Insurance Products Fund II
Asset Manager Portfolio — Service Class 2 (6/00)	2002	0.900	0.813	227,798
	2001	0.949	0.900	178,530
	2000	1.000	0.949	133,640

Contrafund® Portfolio — Service Class 2 (9/01)	2002	0.950	0.852	208,513
	2001	1.000	0.950	—

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (5/01)	2002	0.846	0.776	5,993
	2001	1.000	0.846	—

Mid Cap Portfolio — Service Class 2 (7/01)	2002	1.032	0.921	100,887
	2001	1.000	1.032	—

Accumulation Unit Values (in dollars)

Maximum Expense
1.25 M&E, 3% AIR, 1.40 Floor = 2.65% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (3/99)	2002	0.841	0.636	—
	2001	0.986	0.841	—
	2000	1.117	0.986	—
	1999	1.000	1.117	—

Notes

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX C

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
Not available under Section 457 Plans
Not available if owner is age 71 or older on the Contract Date.
Please refer to your Contract for state variations of this waiver.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

(a)	is Medicare approved as a provider of skilled nursing care services; and

(b)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

OR

Meets all of the following standards:

(a)	is licensed as a nursing care facility by the state in which it is licensed;

(b)	is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

(c)	provides nursing care to individuals who are not able to care for themselves and who require nursing care;

(d)	provides, as a primary function, nursing care and room and board; and charges for these services;

(e)	provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

(f)	may provide care by a licensed physical, respiratory, occupational or speech therapist; and

(g)	is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant’s 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

C-1

APPENDIX D

MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

N
Present Value = sum [Payments X (1/1 + iC)t/365
s = 1

Where

  iC = the interest rate described above

  n = the number of payments remaining in the Contract Owner’s certain period at the time of request for this benefit

  t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

ILLUSTRATION:

Amount Annuitized	$12,589.80
Annuity Option	Life with 10 year certain period
Annuity Payments	$1,000 Annually — first payment immediately

For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return that we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)ˆ2 + (1000/1.04)ˆ3 + (1000/1.04)ˆ4 + (1000/1.04)ˆ5
+ (1000/1.04)ˆ6 + (1000/1.04)ˆ7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

D-1

APPENDIX E

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Condensed Financial Information
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21256S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21257S.

Name:
Address:

E-1

THIS PAGE INTENTIONALLY LEFT BLANK.

L-21256	May, 2003

PART B

Information Required in a Statement of Additional Information

TRAVELERS RETIREMENT ACCOUNT

STATEMENT OF ADDITIONAL INFORMATION

dated

May 1, 2003

for

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9406 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

TABLE OF CONTENTS

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	9
INDEPENDENT AUDITORS	12
CONDENSED FINANCIAL INFORMATION	13
FINANCIAL STATEMENTS	F-1

THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. The Travelers Separate Account Six for Variable Annuities ("Separate Account Six") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account Six are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account Six, and the Commissioner has adopted no regulations under the Section that affect the Separate Account Six.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Separate Account Six and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account Six.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account Six, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                 (a) = investment income plus capital gains and losses (whether realized or unrealized);

                 (b) = any deduction for applicable taxes (presently zero); and

                 (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account Six. The Company may advertise the "standardized average annual total returns" of the Funding Options available through Separate Account Six, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For Funding Options that were in existence before they became available under Separate Account Six, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

Travelers Retirement Account - Standardized Performance as of 12/31/02

	1 Year	5 Year	10 Year (or inception)

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-28.58%		-25.12%	5/1/01
AIM V.I. Premier Equity Fund	-34.57%		-27.89%	5/1/01
Alliance Growth Portfolio	-37.68%		-14.29%	3/25/99
Capital Appreciation Fund (Janus)	-29.72%		-30.33%	5/1/00
CitiStreet International Stock Fund Class I	-27.11%		-10.76%	10/31/99
CitiStreet Large Company Stock Fund Class I	-27.61%		-16.68%	3/23/99
CitiStreet Small Company Stock Fund Class I	-28.43%		3.75%	3/22/99
Credit Suisse Emerging Markets Portfolio	-17.03%		-7.61%	5/24/99
Delaware VIP REIT Series	-1.78%		7.78%	7/20/99
Delaware VIP Small Cap Value Series	-11.44%		3.54%	4/20/99
Dreyfus VIF Appreciation Portfolio	-21.86%		-7.68%	3/23/99
Dreyfus VIF Small Cap Portfolio	-24.12%		-0.70%	4/6/99
Equity Income Portfolio (Fidelity)	-19.26%		-5.23%	3/25/99
Equity Index Portfolio Class II	-27.17%		-11.24%	3/22/99
Federated Stock Portfolio	-24.31%		-7.51%	4/21/99
Fidelity VIP Dynamic Capital Appreciation Portfolio Service Class 2	-13.27%		-17.07%	5/1/01
Fidelity VIP Contrafund® Portfolio Service Class 2	-15.19%		-12.31%	5/1/01
Fidelity VIP Mid Cap Portfolio Service Class 2*	-15.59%		-8.09%	5/1/01
Janus Aspen Aggressive Growth Portfolio Service Shares*	-32.56%		-32.49%	5/1/01
Janus Aspen Balanced Portfolio Service Shares	-12.44%		-9.91%	5/1/01
Janus Aspen Worldwide Growth Portfolio Service Shares*	-30.30%		-27.40%	5/1/00
Large Cap Portfolio (Fidelity)	-27.57%		-12.30%	3/23/99
Lazard International Stock Portfolio	-18.34%		-12.15%	4/21/99
MFS Emerging Growth Portfolio	-38.31%		-33.93%	5/1/01
MFS Mid Cap Growth Portfolio	-52.00%		-12.10%	5/10/99
MFS Research Portfolio	-29.77%		-12.42%	3/25/99
Putnam VT International Growth Fund Class IB Shares*	-22.76%		-21.84%	5/1/01
Putnam VT Small Cap Value Fund Class IB Shares*	-23.32%		-10.21%	5/1/01
Putnam VT Voyager II Fund Class IB Shares*	-33.93%		-31.48%	5/1/01
Salomon Brothers Variable Capital Fund	-29.69%		0.24%	3/22/99
Salomon Brothers Variable Investors Fund	-27.81%		-4.43%	3/31/99
Salomon Brothers Variable Small Cap Growth Fund	-38.75%		-26.77%	5/1/01
Smith Barney Aggressive Growth Portfolio	-36.80%		-26.54%	5/1/01
Smith Barney Appreciation Portfolio	-22.62%		-17.34%	5/1/01
Smith Barney Fundamental Value Portfolio	-26.17%		-20.61%	5/1/01
Smith Barney International All Cap Growth Portfolio	-30.29%		-14.32%	3/22/99
Smith Barney Large Cap Core Portfolio	-30.57%		-24.83%	5/1/01
Smith Barney Large Cap Growth Portfolio	-29.42%		-11.48%	3/29/99
Smith Barney Premier Selection All Cap Growth Portfolio	-31.31%		-25.29%	5/1/01
Smith Barney Small Cap Growth Opportunities Portfolio	-30.25%		-22.05%	5/1/01
Social Awareness Stock Portfolio (Smith Barney)	-29.49%		-11.10%	3/23/99
Strong Multi Cap Value Fund II*	-27.91%		-10.06%	7/6/99
Travelers Disciplined Mid Cap Stock Portfolio	-19.62%		-0.19%	6/1/99
Utilities Portfolio (Smith Barney)	-34.53%		-13.64%	5/4/99
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-36.82%		-32.84%	5/1/01
Van Kampen LIT Enterprise Portfolio Class II Shares	-33.93%		-26.36%	5/1/01

Travelers Retirement Account

Standardized Performance as of 12/31/02 (cont'd)

	1 Year	5 Year	10 Year (or inception)

BOND ACCOUNTS:
CitiStreet Diversified Bond Fund Class I	2.61%		4.47%	3/23/99
PIMCO Total Return Portfolio	2.71%		5.03%	5/1/01
Putnam Diversified Income Portfolio	-0.43%		0.47%	6/8/99
Smith Barney High Income Portfolio	-9.23%		-6.41%	5/19/99
Travelers High Yield Bond Trust	-1.73%		1.05%	5/7/99
Travelers Quality Bond Portfolio	-0.51%		2.95%	3/23/99
Travelers U.S. Government Securities Portfolio	7.22%		5.61%	3/23/99
BALANCED ACCOUNTS:
Fidelity VIP Asset Manager Portfolio Service Class 2*	-14.65%		-9.65%	5/1/00
MFS Total Return Portfolio	-11.12%		0.13%	4/16/99
Salomon Brothers Variable Total Return Fund	-12.62%		-2.45%	3/23/99
Travelers Managed Assets Trust	-14.25%		-3.98%	3/22/99
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-4.87%		1.48%	4/6/99

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

+The CitiStreet Funds above do not reflect the CHART fee of .80%.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Travelers Retirement Account - Nonstandardized Performance as of 12/31/02

	Average Annual Returns

	YTD	1 YR	3 YR	5 YR	Inception
STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.82%	-24.82%	-20.60%	-3.94%	-0.21%	10/10/95
AIM V.I. Premier Equity Fund	-31.13%	-31.13%	-20.55%	-3.41%	6.49%	5/5/93
Alliance Growth Portfolio	-34.40%	-34.40%	-23.17%	-5.47%	6.51%	6/20/94
Capital Appreciation Fund (Janus)	-26.02%	-26.02%	-25.29%	0.17%	7.05%	5/16/83
CitiStreet International Stock Fund Class I	-23.28%	-23.28%	-18.52%	-4.30%	2.56%	5/1/93
CitiStreet Large Company Stock Fund Class I	-23.80%	-23.80%	-18.93%	-9.76%	2.62%	5/1/93
CitiStreet Small Company Stock Fund Class I	-24.67%	-24.67%	-6.34%	0.01%	4.59%	5/1/93
Credit Suisse Emerging Markets Portfolio	-12.66%	-12.66%	-19.22%	-4.80%	-4.80%	12/31/97
Delaware VIP REIT Series	3.22%	3.22%	12.87%		4.88%	5/6/98
Delaware VIP Small Cap Value Series	-6.77%	-6.77%	6.31%	1.20%	8.29%	12/23/93
Dreyfus VIF Appreciation Portfolio	-17.75%	-17.75%	-10.25%	0.45%	8.82%	4/5/93
Dreyfus VIF Small Cap Portfolio	-20.13%	-20.13%	-6.07%	-0.78%	22.77%	8/31/90
Equity Income Portfolio (Fidelity)	-15.01%	-15.01%	-5.46%	-0.58%	5.51%	8/30/96
Equity Index Portfolio Class II	-23.34%	-23.34%	-15.92%	-2.11%	8.80%	11/30/91
Federated Stock Portfolio	-20.33%	-20.33%	-6.40%	-0.16%	6.22%	8/30/96
Fidelity VIP Dynamic Capital Appreciation Portfolio Service Class 2	-8.70%	-8.70%			-22.26%	9/26/00
Fidelity VIP Contrafund® Portfolio Service Class 2	-10.73%	-10.73%	-10.78%	2.24%	10.74%	1/3/95
Fidelity VIP Mid Cap Portfolio Service Class 2*	-11.14%	-11.14%	3.87%		13.97%	12/29/98
Janus Aspen Aggressive Growth Portfolio Service Shares*	-29.01%	-29.01%	-34.15%	-3.39%	5.86%	9/13/93
Janus Aspen Balanced Portfolio Service Shares	-7.83%	-7.83%	-5.53%	6.95%	10.53%	9/13/93
Janus Aspen Worldwide Growth Portfolio Service Shares*	-26.63%	-26.63%	-22.50%	-0.77%	8.91%	9/13/93
Large Cap Portfolio (Fidelity)	-23.75%	-23.75%	-19.27%	-2.12%	3.21%	8/30/96
Lazard International Stock Portfolio	-14.04%	-14.04%	-18.15%	-6.03%	-2.65%	8/1/96
MFS Emerging Growth Portfolio	-35.06%	-35.06%	-31.39%	-5.66%	-0.93%	8/30/96
MFS Mid Cap Growth Portfolio	-49.47%	-49.47%	-25.61%		-8.20%	3/23/98
MFS Research Portfolio	-26.07%	-26.07%	-19.16%		-7.86%	3/23/98
Putnam VT International Growth Fund Class IB Shares*	-18.69%	-18.69%	-16.93%	1.17%	3.29%	1/2/97
Putnam VT Small Cap Value Fund Class IB Shares*	-19.29%	-19.29%	5.01%		4.77%	4/30/99
Putnam VT Voyager II Fund Class IB Shares*	-30.46%	-30.46%			-37.51%	9/28/00
Salomon Brothers Variable Capital Fund	-25.99%	-25.99%	-4.54%		4.23%	2/17/98
Salomon Brothers Variable Investors Fund	-24.01%	-24.01%	-6.45%		-0.26%	2/17/98
Salomon Brothers Variable Small Cap Growth Fund	-35.53%	-35.53%	-12.01%		-5.84%	11/1/99
Smith Barney Aggressive Growth Portfolio	-33.48%	-33.48%	-10.36%		-4.32%	11/1/99
Smith Barney Appreciation Portfolio	-18.55%	-18.55%	-8.75%	-0.03%	6.96%	10/16/91
Smith Barney Fundamental Value Portfolio	-22.28%	-22.28%	-4.71%	1.58%	8.40%	12/3/93
Smith Barney International All Cap Growth Portfolio	-26.62%	-26.62%	-27.84%	-8.14%	-2.45%	6/20/94
Smith Barney Large Cap Core Portfolio	-26.91%	-26.91%	-16.70%		-10.91%	9/14/99
Smith Barney Large Cap Growth Portfolio	-25.70%	-25.70%	-16.12%		-1.27%	5/6/98
Smith Barney Premier Selection All Cap Growth Portfolio	-27.70%	-27.70%	-10.64%		-4.84%	9/14/99
Smith Barney Small Cap Growth Opportunities Portfolio	-26.58%	-26.58%	-13.19%	-3.33%	-1.12%	2/7/97
Social Awareness Stock Portfolio (Smith Barney)	-25.78%	-25.78%	-15.30%	-1.92%	6.58%	5/1/92
Strong Multi Cap Value Fund II*	-24.12%	-24.12%	-5.98%	-4.29%	-4.34%	10/10/97
Travelers Disciplined Mid Cap Stock Portfolio	-15.39%	-15.39%	-2.61%	3.63%	8.41%	4/1/97
Utilities Portfolio (Smith Barney)	-31.09%	-31.09%	-13.67%	-5.82%	2.53%	2/4/94
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.50%	-33.50%	-26.47%	1.72%	7.64%	7/3/95
Van Kampen LIT Enterprise Portfolio Class II Shares	-30.46%	-30.46%	-22.85%	-6.78%	5.56%	4/7/86

Travelers Retirement Account

Nonstandardized Performance as of 12/31/02 (cont'd)

	Average Annual Returns

	YTD	1 YR	3 YR	5 YR	Inception
STOCK ACCOUNTS:
BOND ACCOUNTS:
CitiStreet Diversified Bond Fund Class I	7.61%	7.61%	8.00%	5.44%	6.03%	5/1/93
PIMCO Total Return Portfolio	7.71%	7.71%	7.99%	5.82%	5.82%	12/31/97
Putnam Diversified Income Portfolio	4.57%	4.57%	1.93%	1.00%	3.99%	6/20/94
Smith Barney High Income Portfolio	-4.45%	-4.45%	-6.21%	-3.68%	2.25%	6/22/94
Travelers High Yield Bond Trust	3.27%	3.27%	3.67%	3.87%	6.88%	6/10/83
Travelers Quality Bond Portfolio	4.49%	4.49%	5.31%	4.56%	5.01%	8/30/96
Travelers U.S. Government Securities Portfolio	12.22%	12.22%	9.84%	6.43%	6.59%	1/24/92
BALANCED ACCOUNTS:
Fidelity VIP Asset Manager Portfolio Service Class 2*	-10.16%	-10.16%	-7.05%	-0.04%	6.91%	9/6/89
MFS Total Return Portfolio	-6.44%	-6.44%	2.10%	3.54%	8.18%	6/20/94
Salomon Brothers Variable Total Return Fund	-8.03%	-8.03%	-1.34%		0.01%	2/17/98
Travelers Managed Assets Trust	-9.74%	-9.74%	-6.32%	2.15%	7.52%	6/7/83
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	0.13%	0.13%	2.48%	2.97%	3.52%	12/31/87

The inception date is the date that the underlying fund commenced business.

+The CitiStreet Funds above do not reflect the CHART fee of .80%.

*These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 — 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

        1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Separate Account Six for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the mid-range combinations of variable account charges. The Accumulation Unit Value information for the minimum variable account charge and the maximum variable account charge are contained in the Prospectus.

0.80 M&E, 5% AIR = 0.80% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.547	0.406	-
	2001	0.745	0.547	-
	2000	1.000	0.745	-

High Yield Bond Trust (5/99)	2002	1.067	1.107	-
	2001	0.982	1.067	-
	2000	0.980	0.982	-
	1999	1.000	0.980	-

Managed Assets Trust (3/99)	2002	1.013	0.918	-
	2001	1.076	1.013	-
	2000	1.102	1.076	-
	1999	1.000	1.102	-

Money Market Portfolio (4/99)	2002	1.119	1.125	-
	2001	1.087	1.119	-
	2000	1.032	1.087	-
	1999	1.000	1.032	-

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I (7/01)	2002	0.888	0.615	-
	2001	1.000	0.888	-

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund - Class I (3/99)	2002	1.157	1.251	-
	2001	1.092	1.157	-
	2000	0.979	1.092	-
	1999	1.000	0.979	-

CitiStreet International Stock Fund - Class I (3/99)	2002	0.904	0.697	-
	2001	1.160	0.904	-
	2000	1.272	1.160	-
	1999	1.000	1.272	-

CitiStreet Large Company Stock Fund - Class I (3/99)	2002	0.702	0.537	-
	2001	0.840	0.702	-

CONDENSED FINANCIAL INFORMATION
0.80 M&E, 5% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet Large Company Stock Fund - Class I (continued)	2000	0.995	0.840	-
	1999	1.000	0.995	-

CitiStreet Small Company Stock Fund - Class I (3/99)	2002	1.612	1.220	-
	2001	1.600	1.612	-
	2000	1.465	1.600	-
	1999	1.000	1.465	-

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/99)	2002	0.916	0.804	-
	2001	1.022	0.916	-
	2000	1.506	1.022	-
	1999	1.000	1.506	-

Delaware VIP Trust
VIP REIT Series - Standard Class (7/99)	2002	1.318	1.366	-
	2001	1.221	1.318	-
	2000	0.937	1.221	-
	1999	1.000	0.937	-

VIP Small Cap Value Series - Standard Class (4/99)	2002	1.289	1.208	-
	2001	1.162	1.289	-
	2000	0.991	1.162	-
	1999	1.000	0.991	-

Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares (3/99)	2002	0.958	0.792	-
	2001	1.065	0.958	-
	2000	1.081	1.065	-
	1999	1.000	1.081	-

Small Cap Portfolio — Initial Shares (4/99)	2002	1.298	1.041	-
	2001	1.394	1.298	-
	2000	1.240	1.394	-
	1999	1.000	1.240	-

Greenwich Street Series Fund
Appreciation Portfolio (8/01)	2002	0.943	0.772	-
	2001	1.000	0.943	-

CONDENSED FINANCIAL INFORMATION

0.80 M&E, 5% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Index Portfolio - Class II Shares (3/99)	2002	0.886	0.682	-
	2001	1.019	0.886	-
	2000	1.133	1.019	-
	1999	1.000	1.133	-

Fundamental Value Portfolio (5/01)	2002	0.924	0.722	-
	2001	1.000	0.924	-

Janus Aspen Series
Aggressive Growth Portfolio - Service Shares (8/01)	2002	0.772	0.551	-
	2001	1.000	0.772	-

Balanced Portfolio - Service Shares (5/01)	2002	0.962	0.891	-
	2001	1.000	0.962	-

Worldwide Growth Portfolio - Service Shares (5/00)	2002	0.615	0.453	-
	2001	0.801	0.615	-
	2000	1.000	0.801	-

OCC Accumulation Trust
Equity Portfolio (6/99)	2002	0.935	0.782	-
	2001	1.014	0.935	-
	2000	0.930	1.014	-
	1999	1.000	0.930	-

PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class (6/01)	2002	1.057	1.144	-
	2001	1.000	1.057	-

Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares (5/01)	2002	0.861	0.703	-
	2001	1.000	0.861	-

Putnam VT Small Cap Value Fund - Class IB Shares (6/01)	2002	1.093	0.886	-
	2001	1.000	1.093	-

CONDENSED FINANCIAL INFORMATION
0.80 M&E, 5% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Voyager II Fund - Class IB Shares (12/01)	2002	0.808	0.564	-
	2001	1.000	0.808	-

Salomon Brothers Variable Series Fund Inc.
Capital Fund - Class I (3/99)	2002	1.449	1.077	-
	2001	1.433	1.449	-
	2000	1.222	1.433	-
	1999	1.000	1.222	-

Investors Fund - Class I (3/99)	2002	1.183	0.903	-
	2001	1.244	1.183	-
	2000	1.088	1.244	-
	1999	1.000	1.088	-

Small Cap Growth Fund - Class I (6/01)	2002	0.974	0.631	-
	2001	1.000	0.974	-

Total Return Fund - Class I (3/99)	2002	1.055	0.975	-
	2001	1.072	1.055	-
	2000	1.002	1.072	-
	1999	1.000	1.002	-

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.897	0.659	-
	2001	1.000	0.897	-

Smith Barney Premier Selections All Cap Growth Portfolio (6/01)	2002	0.898	0.652	-
	2001	1.000	0.898	-

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (7/99)	2002	0.969	0.739	-
	2001	0.938	0.969	-
	2000	0.877	0.938	-
	1999	1.000	0.877	-

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (3/99)	2002	0.857	0.661	-
	2001	1.090	0.857	-
	2000	1.208	1.090	-
	1999	1.000	1.208	-

CONDENSED FINANCIAL INFORMATION

0.80 M&E, 5% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (6/99)	2002	1.247	1.060	-
	2001	1.310	1.247	-
	2000	1.132	1.310	-
	1999	1.000	1.132	-

Equity Income Portfolio (3/99)	2002	1.024	0.874	-
	2001	1.105	1.024	-
	2000	1.021	1.105	-
	1999	1.000	1.021	-

Federated Stock Portfolio (4/99)	2002	1.002	0.802	-
	2001	0.993	1.002	-
	2000	0.965	0.993	-
	1999	1.000	0.965	-

Large Cap Portfolio (3/99)	2002	0.851	0.652	-
	2001	1.038	0.851	-
	2000	1.224	1.038	-
	1999	1.000	1.224	-

Lazard International Stock Portfolio (4/99)	2002	0.768	0.663	-
	2001	1.049	0.768	-
	2000	1.194	1.049	-
	1999	1.000	1.194	-

MFS Emerging Growth Portfolio (8/01)	2002	0.814	0.531	-
	2001	1.000	0.814	-

MFS Mid Cap Growth Portfolio (5/99)	2002	1.317	0.668	-
	2001	1.739	1.317	-
	2000	1.603	1.739	-
	1999	1.000	1.603	-

MFS Research Portfolio (3/99)	2002	0.874	0.649	-
	2001	1.136	0.874	-
	2000	1.213	1.136	-
	1999	1.000	1.213	-

Social Awareness Stock Portfolio (3/99)	2002	0.921	0.686	-
	2001	1.100	0.921	-

CONDENSED FINANCIAL INFORMATION
0.80 M&E, 5% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Social Awareness Stock Portfolio (continued)	2000	1.115	1.100	-
	1999	1.000	1.115	-

Travelers Quality Bond Portfolio (3/99)	2002	1.130	1.186	-
	2001	1.063	1.130	-
	2000	1.002	1.063	-
	1999	1.000	1.002	-

U.S. Government Securities Portfolio (3/99)	2002	1.154	1.301	-
	2001	1.099	1.154	-
	2000	0.968	1.099	-
	1999	1.000	0.968	-

Utilities Portfolio (5/99)	2002	0.903	0.625	-
	2001	1.183	0.903	-
	2000	0.959	1.183	-
	1999	1.000	0.959	-

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	0.867	0.654	-
	2001	1.000	0.867	-

Alliance Growth Portfolio (3/99)	2002	0.908	0.598	-
	2001	1.057	0.908	-
	2000	1.303	1.057	-
	1999	1.000	1.303	-

MFS Total Return Portfolio (4/99)	2002	1.141	1.073	-
	2001	1.150	1.141	-
	2000	0.994	1.150	-
	1999	1.000	0.994	-

Putnam Diversified Income Portfolio (6/99)	2002	1.032	1.084	-
	2001	0.998	1.032	-
	2000	1.010	0.998	-
	1999	1.000	1.010	-

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.949	0.634	-
	2001	1.000	0.949	-

Smith Barney High Income Portfolio (5/99)	2002	0.877	0.842	-
	2001	0.918	0.877	-

CONDENSED FINANCIAL INFORMATION
0.80 M&E, 5% AIR = 0.80% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (continued)	2000	1.007	0.918	-
	1999	1.000	1.007	-

Smith Barney International All Cap Growth Portfolio (3/99)	2002	0.810	0.597	-
	2001	1.186	0.810	-
	2000	1.569	1.186	-
	1999	1.000	1.569	-

Smith Barney Large Capitalization Growth Portfolio (3/99)	2002	0.907	0.677	-
	2001	1.045	0.907	-
	2000	1.132	1.045	-
	1999	1.000	1.132	-

Van Kampen Life Investment Trust
Emerging Growth Portfolio - Class II Shares (1/02)	2002	0.817	0.546	-
	2001	1.000	0.817	-

Enterprise Portfolio - Class II Shares (10/01)	2002	0.911	0.637	-
	2001	1.000	0.911	-

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.949	0.700	-
	2001	1.000	0.949	-

Variable Insurance Products Fund II
Asset Manager Portfolio - Service Class 2 (6/00)	2002	0.900	0.813	-
	2001	0.949	0.900	-
	2000	1.000	0.949	-

Contrafund® Portfolio - Service Class 2 (9/01)	2002	0.950	0.852	-
	2001	1.000	0.950	-

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2 (5/01)	2002	0.846	0.776	-
	2001	1.000	0.846	-

Mid Cap Portfolio - Service Class 2 (7/01)	2002	1.032	0.921	-
	2001	1.000	1.032	-

CONDENSED FINANCIAL INFORMATION

0.80 M&E, 3% AIR, .25 Floor = 1.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Travelers Quality Bond Portfolio (3/99)	2002	1.122	1.175	-
	2001	1.058	1.122	-
	2000	1.000	1.058	-
	1999	1.000	1.000	-

U.S. Government Securities Portfolio (3/99)	2002	1.146	1.289	-
	2001	1.094	1.146	-
	2000	0.966	1.094	-
	1999	1.000	0.966	-

CONDENSED FINANCIAL INFORMATION

0.80 M&E, 3% AIR, .43 Floor = 1.23% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Travelers Quality Bond Portfolio (3/99)	2002	1.117	1.167	-
	2001	1.055	1.117	-
	2000	0.999	1.055	-
	1999	1.000	0.999	-

U.S. Government Securities Portfolio (3/99)	2002	1.140	1.280	-
	2001	1.091	1.140	-
	2000	0.965	1.091	-
	1999	1.000	0.965	-

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR = 1.25% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.542	0.401	22,659,093
	2001	0.743	0.542	23,468,703
	2000	1.000	0.743	18,629,244

High Yield Bond Trust (5/99)	2002	1.054	1.089	4,108,977
	2001	0.974	1.054	3,091,010
	2000	0.977	0.974	2,504,885
	1999	1.000	0.977	879,832

Managed Assets Trust (3/99)	2002	1.000	0.903	17,701,490
	2001	1.000	1.000	18,901,460
	2001	1.067	1.000	-
	2000	1.098	1.067	17,098,984

Money Market Portfolio (4/99)	2002	1.105	1.107	19,138,733
	2001	1.078	1.105	16,519,464
	2000	1.028	1.078	12,443,637
	1999	1.000	1.028	5,359,933

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I (7/01)	2002	0.886	0.610	222,446
	2001	1.000	0.886	102,789

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund - Class I (3/99)	2002	1.143	1.230	55,075,081
	2001	1.083	1.143	41,752,556
	2000	0.976	1.083	13,300,853
	1999	1.000	0.976	3,629,750

CitiStreet International Stock Fund - Class I (3/99)	2002	0.893	0.685	34,603,237
	2001	1.151	0.893	24,386,543
	2000	1.267	1.151	12,244,917
	1999	1.000	1.267	3,413,512

CitiStreet Large Company Stock Fund - Class I (3/99)	2002	0.693	0.528	62,427,499
	2001	0.833	0.693	42,480,505
	2000	0.992	0.833	22,805,100
	1999	1.000	0.992	5,697,520

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet Small Company Stock Fund - Class I (3/99)	2002	1.592	1.199	13,461,238
	2001	1.587	1.592	10,561,096
	2000	1.460	1.587	9,235,726
	1999	1.000	1.460	2,542,636

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/99)	2002	0.906	0.791	1,367,461
	2001	1.015	0.906	1,261,396
	2000	1.502	1.015	1,387,952
	1999	1.000	1.502	563,587

Delaware VIP Trust
VIP REIT Series - Standard Class (7/99)	2002	1.303	1.345	1,701,926
	2001	1.213	1.303	568,575
	2000	0.935	1.213	284,819
	1999	1.000	0.935	22,639

VIP Small Cap Value Series - Standard Class (4/99)	2002	1.274	1.188	2,275,312
	2001	1.153	1.274	1,023,318
	2000	0.988	1.153	319,706
	1999	1.000	0.988	184,589

Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares (3/99)	2002	0.946	0.778	5,185,802
	2001	1.057	0.946	5,446,028
	2000	1.077	1.057	4,996,243
	1999	1.000	1.077	2,447,252

Small Cap Portfolio - Initial Shares (4/99)	2002	1.282	1.024	7,605,604
	2001	1.383	1.282	7,164,578
	2000	1.236	1.383	5,489,701
	1999	1.000	1.236	1,060,068

Greenwich Street Series Fund
Appreciation Portfolio (8/01)	2002	0.941	0.766	1,764,167
	2001	1.000	0.941	159,167

Equity Index Portfolio - Class II Shares (3/99)	2002	0.875	0.671	19,946,906
	2001	1.011	0.875	18,876,693

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Index Portfolio - Class II Shares (continued)	2000	1.129	1.011	15,972,202
	1999	1.000	1.129	5,953,238

Fundamental Value Portfolio (5/01)	2002	0.921	0.716	7,006,816
	2001	1.000	0.921	2,671,191

Janus Aspen Series
Aggressive Growth Portfolio - Service Shares (8/01)	2002	0.770	0.546	85,735
	2001	1.000	0.770	76,227

Balanced Portfolio - Service Shares (5/01)	2002	0.960	0.884	1,287,096
	2001	1.000	0.960	288,529

Worldwide Growth Portfolio - Service Shares (5/00)	2002	0.610	0.448	10,635,257
	2001	0.799	0.610	10,487,343
	2000	1.000	0.799	8,681,668

OCC Accumulation Trust
Equity Portfolio (6/99)	2002	0.924	0.771	-
	2001	1.007	0.924	366,281
	2000	0.927	1.007	210,914
	1999	1.000	0.927	150,291

PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class (6/01)	2002	1.054	1.135	4,516,791
	2001	1.000	1.054	218,805

Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares (5/01)	2002	0.858	0.698	689,548
	2001	1.000	0.858	98,472

Putnam VT Small Cap Value Fund - Class IB Shares (6/01)	2002	1.090	0.879	1,954,682
	2001	1.000	1.090	389,214

Putnam VT Voyager II Fund - Class IB Shares (12/01)	2002	0.806	0.560	100,451
	2001	1.000	0.806	417

CONDENSED FINANCIAL INFORMATION
1.25 M&E, 3% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund - Class I (3/99)	2002	1.431	1.059	7,710,523
	2001	1.422	1.431	6,509,733
	2000	1.218	1.422	3,944,667
	1999	1.000	1.218	1,398,956

Investors Fund - Class I (3/99)	2002	1.168	0.888	3,254,316
	2001	1.234	1.168	3,125,888
	2000	1.084	1.234	1,626,667
	1999	1.000	1.084	665,635

Small Cap Growth Fund - Class I (6/01)	2002	0.971	0.626	317,694
	2001	1.000	0.971	121,505

Total Return Fund - Class I (3/99)	2002	1.042	0.958	475,598
	2001	1.064	1.042	328,271
	2000	0.998	1.064	216,675
	1999	1.000	0.998	163,763

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.895	0.654	108,360
	2001	1.000	0.895	66,387

Smith Barney Premier Selections All Cap Growth Portfolio (6/01)	2002	0.895	0.647	14,025
	2001	1.000	0.895	5,930

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (7/99)	2002	0.958	0.727	772,740
	2001	0.932	0.958	487,142
	2000	0.875	0.932	255,460
	1999	1.000	0.875	114,839

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (3/99)	2002	0.846	0.651	-
	2001	1.082	0.846	618,303
	2000	1.204	1.082	755,544
	1999	1.000	1.204	573,739

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (6/99)	2002	1.233	1.043	4,104,987
	2001	1.301	1.233	3,115,340

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Disciplined Mid Cap Stock Portfolio (continued)	2000	1.129	1.301	1,801,861
	1999	1.000	1.129	131,236

Equity Income Portfolio (3/99)	2002	1.011	0.859	8,843,180
	2001	1.096	1.011	6,878,161
	2000	1.017	1.096	4,760,672
	1999	1.000	1.017	2,462,986

Federated Stock Portfolio (4/99)	2002	0.990	0.789	1,334,566
	2001	0.986	0.990	750,120
	2000	0.962	0.986	500,956
	1999	1.000	0.962	342,000

Large Cap Portfolio (3/99)	2002	0.841	0.641	9,099,937
	2001	1.030	0.841	9,336,726
	2000	1.219	1.030	8,737,631
	1999	1.000	1.219	2,827,437

Lazard International Stock Portfolio (4/99)	2002	0.759	0.652	676,518
	2001	1.041	0.759	357,698
	2000	1.190	1.041	325,277
	1999	1.000	1.190	118,109

MFS Emerging Growth Portfolio (8/01)	2002	0.812	0.527	33,417
	2001	1.000	0.812	10,322

MFS Mid Cap Growth Portfolio (5/99)	2002	1.301	0.658	4,763,801
	2001	1.726	1.301	5,526,623
	2000	1.598	1.726	4,877,373
	1999	1.000	1.598	519,757

MFS Research Portfolio (3/99)	2002	0.863	0.638	906,193
	2001	1.127	0.863	1,244,517
	2000	1.209	1.127	1,184,412
	1999	1.000	1.209	169,528

Social Awareness Stock Portfolio (3/99)	2002	0.909	0.675	4,204,405
	2001	1.092	0.909	4,662,446
	2000	1.111	1.092	3,740,424
	1999	1.000	1.111	1,692,027

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (3/99)	2002	1.116	1.166	6,632,682
	2001	1.055	1.116	4,993,526
	2000	0.998	1.055	2,776,420
	1999	1.000	0.998	1,489,904

U.S. Government Securities Portfolio (3/99)	2002	1.140	1.279	13,561,473
	2001	1.091	1.140	5,799,178
	2000	0.965	1.091	2,991,693
	1999	1.000	0.965	1,134,380

Utilities Portfolio (5/99)	2002	0.893	0.615	2,717,974
	2001	1.174	0.893	3,330,826
	2000	0.956	1.174	2,495,494
	1999	1.000	0.956	426,556

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	0.864	0.650	797,904
	2001	1.000	0.864	-

Alliance Growth Portfolio (3/99)	2002	0.897	0.588	13,880,086
	2001	1.048	0.897	15,443,471
	2000	1.298	1.048	14,295,924
	1999	1.000	1.298	4,867,877

MFS Total Return Portfolio (4/99)	2002	1.127	1.055	11,066,498
	2001	1.142	1.127	6,827,545
	2000	0.991	1.142	3,061,099
	1999	1.000	0.991	822,665

Putnam Diversified Income Portfolio (6/99)	2002	1.020	1.067	766,337
	2001	0.991	1.020	471,935
	2000	1.007	0.991	316,519
	1999	1.000	1.007	188,752

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.946	0.629	6,977,294
	2001	1.000	0.946	3,242,797

Smith Barney High Income Portfolio (5/99)	2002	0.866	0.828	398,339
	2001	0.912	0.866	326,040
	2000	1.004	0.912	283,761
	1999	1.000	1.004	174,517

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney International All Cap Growth Portfolio (3/99)	2002	0.800	0.587	2,866,785
	2001	1.177	0.800	3,135,295
	2000	1.563	1.177	3,218,634
	1999	1.000	1.563	942,437

Smith Barney Large Capitalization Growth Portfolio (3/99)	2002	0.896	0.666	6,231,231
	2001	1.037	0.896	6,815,572
	2000	1.128	1.037	6,508,869
	1999	1.000	1.128	2,808,440

Van Kampen Life Investment Trust
Emerging Growth Portfolio - Class II Shares (1/02)	2002	0.815	0.542	187,292
	2001	1.000	0.815	-

Enterprise Portfolio - Class II Shares (10/01)	2002	0.909	0.632	13,084
	2001	1.000	0.909	4,883

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.946	0.695	114,616
	2001	1.000	0.946	25,573

Variable Insurance Products Fund II
Asset Manager Portfolio - Service Class 2 (6/00)	2002	0.894	0.803	3,576,168
	2001	0.947	0.894	1,913,593
	2000	1.000	0.947	1,309,194

Contrafund® Portfolio - Service Class 2 (9/01)	2002	0.947	0.845	1,138,367
	2001	1.000	0.947	73,969

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2 (5/01)	2002	0.844	0.770	136,449
	2001	1.000	0.844	-

Mid Cap Portfolio - Service Class 2 (7/01)	2002	1.029	0.914	1,173,002
	2001	1.000	1.029	115,071

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 5% AIR = 1.25% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (5/00)	2002	0.542	0.401	-
	2001	0.743	0.542	-
	2000	1.000	0.743	-

High Yield Bond Trust (5/99)	2002	1.054	1.089	19,894
	2001	0.974	1.054	21,521
	2000	0.977	0.974	23,249
	1999	1.000	0.977	-

Managed Assets Trust (3/99)	2002	1.000	0.903	-
	2001	1.067	1.000	-
	2000	1.098	1.067	-

Money Market Portfolio (4/99)	2002	1.105	1.107	7,788
	2001	1.078	1.105	8,373
	2000	1.028	1.078	-
	1999	1.000	1.028	-

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund - Series I (7/01)	2002	0.886	0.610	-
	2001	1.000	0.886	-

CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund - Class I (3/99)	2002	1.143	1.230	38,664
	2001	1.083	1.143	41,627
	2000	0.976	1.083	22,686
	1999	1.000	0.976	-

CitiStreet International Stock Fund - Class I (3/99)	2002	0.893	0.685	7,775
	2001	1.151	0.893	8,371
	2000	1.267	1.151	9,004
	1999	1.000	1.267	-

CitiStreet Large Company Stock Fund - Class I (3/99)	2002	0.693	0.528	16,062
	2001	0.833	0.693	17,293
	2000	0.992	0.833	18,600
	1999	1.000	0.992	-

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 5% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

CitiStreet Small Company Stock Fund - Class I (3/99)	2002	1.592	1.199	6,266
	2001	1.587	1.592	6,746
	2000	1.460	1.587	7,256
	1999	1.000	1.460	-

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/99)	2002	0.906	0.791	-
	2001	1.015	0.906	-
	2000	1.502	1.015	-
	1999	1.000	1.502	-

Delaware VIP Trust
VIP REIT Series - Standard Class (7/99)	2002	1.303	1.345	-
	2001	1.213	1.303	-
	2000	0.935	1.213	-
	1999	1.000	0.935	-

VIP Small Cap Value Series - Standard Class (4/99)	2002	1.274	1.188	-
	2001	1.153	1.274	-
	2000	0.988	1.153	-
	1999	1.000	0.988	-

Dreyfus Variable Investment Fund
Appreciation Portfolio - Initial Shares (3/99)	2002	0.946	0.778	-
	2001	1.057	0.946	-
	2000	1.077	1.057	-
	1999	1.000	1.077	-

Small Cap Portfolio - Initial Shares (4/99)	2002	1.282	1.024	-
	2001	1.383	1.282	-
	2000	1.236	1.383	-
	1999	1.000	1.236	-

Greenwich Street Series Fund
Appreciation Portfolio (8/01)	2002	0.941	0.766	-
	2001	1.000	0.941	-

Equity Index Portfolio - Class II Shares (3/99)	2002	0.875	0.671	55,452
	2001	1.011	0.875	59,108

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 5% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Index Portfolio - Class II Shares (continued)	2000	1.129	1.011	62,948
	1999	1.000	1.129	-

Fundamental Value Portfolio (5/01)	2002	0.921	0.716	-
	2001	1.000	0.921	-

Janus Aspen Series
Aggressive Growth Portfolio - Service Shares (8/01)	2002	0.770	0.546	-
	2001	1.000	0.770	-

Balanced Portfolio - Service Shares (5/01)	2002	0.960	0.884	-
	2001	1.000	0.960	-

Worldwide Growth Portfolio - Service Shares (5/00)	2002	0.610	0.448	-
	2001	0.799	0.610	-
	2000	1.000	0.799	-

OCC Accumulation Trust
Equity Portfolio (6/99)	2002	0.924	0.771	-
	2001	1.007	0.924	-
	2000	0.927	1.007	-
	1999	1.000	0.927	-

PIMCO Variable Insurance Trust
Total Return Portfolio - Administrative Class (6/01)	2002	1.054	1.135	-
	2001	1.000	1.054	-

Putnam Variable Trust
Putnam VT International Growth Fund - Class IB Shares (5/01)	2002	0.858	0.698	-
	2001	1.000	0.858	-

Putnam VT Small Cap Value Fund - Class IB Shares (6/01)	2002	1.090	0.879	-
	2001	1.000	1.090	-

Putnam VT Voyager II Fund - Class IB Shares (12/01)	2002	0.806	0.560	-
	2001	1.000	0.806	-

CONDENSED FINANCIAL INFORMATION
1.25 M&E, 5% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund - Class I (3/99)	2002	1.431	1.059	31,927
	2001	1.422	1.431	34,537
	2000	1.218	1.422	37,311
	1999	1.000	1.218	-

Investors Fund - Class I (3/99)	2002	1.168	0.888	-
	2001	1.234	1.168	-
	2000	1.084	1.234	-
	1999	1.000	1.084	-

Small Cap Growth Fund - Class I (6/01)	2002	0.971	0.626	-
	2001	1.000	0.971	-

Total Return Fund - Class I (3/99)	2002	1.042	0.958	-
	2001	1.064	1.042	-
	2000	0.998	1.064	-
	1999	1.000	0.998	-

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (5/01)	2002	0.895	0.654	-
	2001	1.000	0.895	-

Smith Barney Premier Selections All Cap Growth Portfolio (6/01)	2002	0.895	0.647	-
	2001	1.000	0.895	-

Strong Variable Insurance Funds, Inc.
Strong Multi Cap Value Fund II (7/99)	2002	0.958	0.727	-
	2001	0.932	0.958	-
	2000	0.875	0.932	-
	1999	1.000	0.875	-

The Montgomery Funds III
Montgomery Variable Series: Growth Fund (3/99)	2002	0.846	0.651	-
	2001	1.082	0.846	-
	2000	1.204	1.082	-
	1999	1.000	1.204	-

The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (6/99)	2002	1.233	1.043	-
	2001	1.301	1.233	-

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 5% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Disciplined Mid Cap Stock Portfolio (continued)	2000	1.129	1.301	-
	1999	1.000	1.129	-

Equity Income Portfolio (3/99)	2002	1.011	0.859	-
	2001	1.096	1.011	-
	2000	1.017	1.096	-
	1999	1.000	1.017	-

Federated Stock Portfolio (4/99)	2002	0.990	0.789	-
	2001	0.986	0.990	-
	2000	0.962	0.986	-
	1999	1.000	0.962	-

Large Cap Portfolio (3/99)	2002	0.841	0.641	-
	2001	1.030	0.841	-
	2000	1.219	1.030	-
	1999	1.000	1.219	-

Lazard International Stock Portfolio (4/99)	2002	0.759	0.652	-
	2001	1.041	0.759	-
	2000	1.190	1.041	-
	1999	1.000	1.190	-

MFS Emerging Growth Portfolio (8/01)	2002	0.812	0.527	-
	2001	1.000	0.812	-

MFS Mid Cap Growth Portfolio (5/99)	2002	1.301	0.658	12,011
	2001	1.726	1.301	12,993
	2000	1.598	1.726	14,037
	1999	1.000	1.598	-

MFS Research Portfolio (3/99)	2002	0.863	0.638	-
	2001	1.127	0.863	-
	2000	1.209	1.127	-
	1999	1.000	1.209	-

Social Awareness Stock Portfolio (3/99)	2002	0.909	0.675	-
	2001	1.092	0.909	-
	2000	1.111	1.092	-
	1999	1.000	1.111	-

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 5% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Quality Bond Portfolio (3/99)	2002	1.116	1.166	19,445
	2001	1.055	1.116	21,034
	2000	0.998	1.055	22,724
	1999	1.000	0.998	-

U.S. Government Securities Portfolio (3/99)	2002	1.140	1.279	-
	2001	1.091	1.140	-
	2000	0.965	1.091	-
	1999	1.000	0.965	-

Utilities Portfolio (5/99)	2002	0.893	0.615	-
	2001	1.174	0.893	-
	2000	0.956	1.174	-
	1999	1.000	0.956	-

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	0.864	0.650	-
	2001	1.000	0.864	-

Alliance Growth Portfolio (3/99)	2002	0.897	0.588	31,017
	2001	1.048	0.897	33,549
	2000	1.298	1.048	36,239
	1999	1.000	1.298	-

MFS Total Return Portfolio (4/99)	2002	1.127	1.055	-
	2001	1.142	1.127	-
	2000	0.991	1.142	-
	1999	1.000	0.991	-

Putnam Diversified Income Portfolio (6/99)	2002	1.020	1.067	-
	2001	0.991	1.020	-
	2000	1.007	0.991	-
	1999	1.000	1.007	-

Smith Barney Aggressive Growth Portfolio (5/01)	2002	0.946	0.629	-
	2001	1.000	0.946	-

Smith Barney High Income Portfolio (5/99)	2002	0.866	0.828	-
	2001	0.912	0.866	-
	2000	1.004	0.912	-
	1999	1.000	1.004	-

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 5% AIR = 1.25% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney International All Cap Growth Portfolio (3/99)	2002	0.800	0.587	-
	2001	1.177	0.800	-
	2000	1.563	1.177	-
	1999	1.000	1.563	-

Smith Barney Large Capitalization Growth Portfolio (3/99)	2002	0.896	0.666	12,440
	2001	1.037	0.896	-
	2000	1.128	1.037	14,436
	1999	1.000	1.128	-

Van Kampen Life Investment Trust
Emerging Growth Portfolio - Class II Shares (1/02)	2002	0.815	0.542	-
	2001	1.000	0.815	-

Enterprise Portfolio - Class II Shares (10/01)	2002	0.909	0.632	-
	2001	1.000	0.909	-

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.946	0.695	-
	2001	1.000	0.946	-

Variable Insurance Products Fund II
Asset Manager Portfolio - Service Class 2 (6/00)	2002	0.894	0.803	-
	2001	0.947	0.894	-
	2000	1.000	0.947	-

Contrafund® Portfolio - Service Class 2 (9/01)	2002	0.947	0.845	-
	2001	1.000	0.947	-

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2 (5/01)	2002	0.844	0.770	-
	2001	1.000	0.844	-

Mid Cap Portfolio - Service Class 2 (7/01)	2002	1.029	0.914	-
	2001	1.000	1.029	-

CONDENSED FINANCIAL INFORMATION

0.80 M&E, 3% AIR, .62 Floor = 1.42% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class II Shares (3/99)	2002	0.871	0.666	16,623
	2001	1.008	0.871	17,808
	2000	1.127	1.008	22,462
	1999	1.000	1.127	-

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR, .33 Floor = 1.58% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Travelers Quality Bond Portfolio (3/99)	2002	1.106	1.152	-
	2001	1.049	1.106	-
	2000	0.996	1.049	-
	1999	1.000	0.996	-

U.S. Government Securities Portfolio (3/99)	2002	1.129	1.263	-
	2001	1.084	1.129	-
	2000	0.962	1.084	-
	1999	1.000	0.962	-

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR, .53 Floor = 1.78% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust
Travelers Quality Bond Portfolio (3/99)	2002	1.100	1.143	-
	2001	1.045	1.100	-
	2000	0.994	1.045	-
	1999	1.000	0.994	-

U.S. Government Securities Portfolio (3/99)	2002	1.123	1.253	-
	2001	1.080	1.123	-
	2000	0.961	1.080	-
	1999	1.000	0.961	-

CONDENSED FINANCIAL INFORMATION

0.80 M&E, 3% AIR, 1.10 Floor = 1.90% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class II Shares (3/99)	2002	0.859	0.654	-
	2001	0.999	0.859	-
	2000	1.123	0.999	-
	1999	1.000	1.123	-

CONDENSED FINANCIAL INFORMATION

1.25 M&E, 3% AIR, .83 Floor = 2.08% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Equity Index Portfolio - Class II Shares (3/99)	2002	0.855	0.650	-
	2001	0.996	0.855	-
	2000	1.122	0.996	-
	1999	1.000	1.122	-

Notes

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the Montgomery Fund III: Montgomery Variable Series Growth Fund, which is no longer available as a funding option.

On July 12, 2002, the Travelers Series Inc.: AIM Capital Appreciation Portfolio was substituted for the OCC Accumulation Trust: Equity Portfolio, which is no longer available as a funding option.

Effective January 2, 2003, Dreyfus variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

"Number of Units outstanding at end of period" may include units for contract owners in payout phase, where appropriate.

TRAVELERS RETIREMENT ACCOUNT

STATEMENT OF ADDITIONAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Life and Annuity Company
One Cityplace
Hartford, Connecticut 06103-3415

L-21257S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                                              THE TRAVELERS SEPARATE ACCOUNT SIX
                                              FOR VARIABLE ANNUITIES

     [LOGO] TRAVELERS LIFE AND ANNUITY

     The Travelers Insurance Company
     The Travelers Life and Annuity Company
     One Cityplace
     Hartford, CT  06103

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                            CAPITAL            HIGH YIELD           MANAGED               MONEY
                                                          APPRECIATION            BOND              ASSETS                MARKET
                                                              FUND               TRUST              TRUST                PORTFOLIO
                                                          -----------          -----------          -----------          -----------
ASSETS:

   Investments at market value:                           $ 9,840,276          $ 4,951,754          $16,941,569          $22,598,688
   Receivables:
      Dividends ................................                   --                   --                   --                8,059
                                                          -----------          -----------          -----------          -----------
         Total Assets ..........................            9,840,276            4,951,754           16,941,569           22,606,747
                                                          -----------          -----------          -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ........................                1,331                  656                2,269                3,027
                                                          -----------          -----------          -----------          -----------
         Total Liabilities .....................                1,331                  656                2,269                3,027
                                                          -----------          -----------          -----------          -----------
NET ASSETS:                                               $ 9,838,945          $ 4,951,098          $16,939,300          $22,603,720
                                                          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                                      -1-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                            AIM V.I.           CITISTREET           CITISTREET          CITISTREET
                                                            PREMIER            DIVERSIFIED         INTERNATIONAL       LARGE COMPANY
                                                          EQUITY FUND          BOND FUND -         STOCK FUND -         STOCK FUND -
                                                          - SERIES I             CLASS I             CLASS I              CLASS I
                                                          -----------          -----------          -----------          -----------

ASSETS:
   Investments at market value:                             $   170,072        $71,990,593          $25,130,281          $34,905,456

   Receivables:
      Dividends ................................                     --                 --                   --                   --
                                                            -----------        -----------          -----------          -----------
         Total Assets ..........................                170,072         71,990,593           25,130,281           34,905,456
                                                            -----------        -----------          -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ........................                     21              9,627                3,321                4,658
                                                            -----------        -----------          -----------          -----------

         Total Liabilities .....................                     21              9,627                3,321                4,658
                                                            -----------        -----------          -----------          -----------

NET ASSETS:                                                 $   170,051        $71,980,966          $25,126,960          $34,900,798
                                                            ===========        ===========          ===========          ===========

                        See Notes to Financial Statements

                                      -2-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

 CITISTREET
SMALL COMPANY        CREDIT SUISSE          VIP REIT           VIP SMALL CAP       APPRECIATION           SMALL CAP
 STOCK FUND        EMERGING MARKETS         SERIES -           VALUE SERIES -        PORTFOLIO           PORTFOLIO -
 - CLASS I             PORTFOLIO         STANDARD CLASS        STANDARD CLASS    - INITIAL SHARES       INITIAL SHARES
-------------      ----------------      --------------        --------------    ----------------       --------------

$17,059,064           $1,118,678           $2,620,851           $2,870,540           $4,319,022           $8,351,946

         --                   --                   --                   --                   --                   --
-----------           ----------           ----------           ----------           ----------           ----------

 17,059,064            1,118,678            2,620,851            2,870,540            4,319,022            8,351,946
-----------           ----------           ----------           ----------           ----------           ----------

      2,281                  153                  340                  382                  575                1,116
-----------           ----------           ----------           ----------           ----------           ----------
      2,281                  153                  340                  382                  575                1,116
-----------           ----------           ----------           ----------           ----------           ----------
$17,056,783           $1,118,525           $2,620,511           $2,870,158           $4,318,447           $8,350,830
===========           ==========           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements

                                      -3-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                          EQUITY INDEX          FUNDAMENTAL          AGGRESSIVE
                                                      APPRECIATION      PORTFOLIO - CLASS          VALUE           GROWTH PORTFOLIO
                                                       PORTFOLIO            II SHARES            PORTFOLIO        - SERVICE SHARES
                                                      ------------      -----------------       -----------       ------------------

ASSETS:
   Investments at market value: ................      $ 1,415,315          $14,505,631          $ 5,369,704          $    46,855

   Receivables:
      Dividends ................................               --                   --                   --                   --
                                                      -----------          -----------          -----------          -----------
         Total Assets ..........................        1,415,315           14,505,631            5,369,704               46,855
                                                      -----------          -----------          -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ........................              188                1,927                  711                    6
                                                      -----------          -----------          -----------          -----------
         Total Liabilities .....................              188                1,927                  711                    6
                                                      -----------          -----------          -----------          -----------
NET ASSETS:                                           $ 1,415,127          $14,503,704          $ 5,368,993          $    46,849
                                                      ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                  PUTNAM VT
                                              TOTAL RETURN      INTERNATIONAL
                       WORLDWIDE GROWTH        PORTFOLIO -       GROWTH FUND -    PUTNAM VT SMALL CAP    PUTNAM VT VOYAGER
BALANCED PORTFOLIO   PORTFOLIO - SERVICE     ADMINISTRATIVE        CLASS IB      VALUE FUND - CLASS IB   II FUND - CLASS IB
 - SERVICE SHARES             SHARES             CLASS              SHARES              SHARES                SHARES
------------------   -------------------     --------------      -------------   ---------------------   ------------------

   $ 1,212,935           $4,937,205           $5,572,547           $  543,923           $1,927,882           $   62,871

            --                   --                   --                   --                   --                   --
   -----------           ----------           ----------           ----------           ----------           ----------

     1,212,935            4,937,205            5,572,547              543,923            1,927,882               62,871
   -----------           ----------           ----------           ----------           ----------           ----------

           161                  663                  740                   71                  251                    9
   -----------           ----------           ----------           ----------           ----------           ----------
           161                  663                  740                   71                  251                    9
   -----------           ----------           ----------           ----------           ----------           ----------

   $ 1,212,774           $4,936,542           $5,571,807           $  543,852           $1,927,631           $   62,862
   ===========           ==========           ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -5-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                                          TOTAL
                                                                                                                          RETURN
                                                        CAPITAL FUND -       INVESTORS FUND -     SMALL CAP GROWTH         FUND
                                                           CLASS I               CLASS I           FUND - CLASS I        - CLASS I
                                                        --------------       ----------------    ------------------      ----------

ASSETS:
   Investments at market value: ................          $ 8,566,967          $ 3,016,560          $   198,873          $   466,216
                                                          -----------          -----------          -----------          -----------
   Receivables:
      Dividends ................................                   --                   --                   --                   --
                                                          -----------          -----------          -----------          -----------
         Total Assets ..........................            8,566,967            3,016,560              198,873              466,216
                                                          -----------          -----------          -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ........................                1,143                  402                   28                   63
                                                          -----------          -----------          -----------          -----------

         Total Liabilities .....................                1,143                  402                   28                   63
                                                          -----------          -----------          -----------          -----------

NET ASSETS:                                               $ 8,565,824          $ 3,016,158          $   198,845          $   466,153
                                                          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -6-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                      SMITH BARNEY
 SMITH BARNEY       PREMIER SELECTIONS                                                                    FEDERATED
  LARGE CAP           ALLCAP GROWTH      STRONG MULTI CAP   DISCIPLINED MID CAP     EQUITY INCOME           STOCK
CORE PORTFOLIO          PORTFOLIO         VALUE FUND II       STOCK PORTFOLIO         PORTFOLIO           PORTFOLIO
--------------     ------------------    ----------------   -------------------     -------------         ---------

$    84,098           $    9,078           $  568,896           $4,541,445           $8,485,370           $1,095,117

        --                   --                   --                   --                   --                   --
-----------           ----------           ----------           ----------           ----------           ----------

     84,098                9,078              568,896            4,541,445            8,485,370            1,095,117
-----------           ----------           ----------           ----------           ----------           ----------

         11                    1                   77                  607                1,116                  147
-----------           ----------           ----------           ----------           ----------           ----------

         11                    1                   77                  607                1,116                  147
-----------           ----------           ----------           ----------           ----------           ----------

$    84,087           $    9,077           $  568,819           $4,540,838           $8,484,254           $1,094,970
===========           ==========           ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -7-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                           LARGE CAP      LAZARD INTERNATIONAL     MFS EMERGING       MFS MID CAP
                                                           PORTFOLIO        STOCK PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO
                                                          -----------     --------------------   ----------------   ----------------

ASSETS:
   Investments at market value: ................          $ 6,127,429          $   467,250          $    17,620          $ 3,307,701

   Receivables:
     Dividends .................................                   --                   --                   --                   --
                                                          -----------          -----------          -----------          -----------
         Total Assets ..........................            6,127,429              467,250               17,620            3,307,701
                                                          -----------          -----------          -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ........................                  823                   62                    3                  444
                                                          -----------          -----------          -----------          -----------

         Total Liabilities .....................                  823                   62                    3                  444
                                                          -----------          -----------          -----------          -----------

NET ASSETS:                                               $ 6,126,606          $   467,188          $    17,617          $ 3,307,257
                                                          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -8-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                              U.S. GOVERNMENT                            AIM CAPITAL
MFS RESEARCH        SOCIAL AWARENESS    TRAVELERS QUALITY       SECURITIES           UTILITIES           APPRECIATION
 PORTFOLIO          STOCK PORTFOLIO       BOND PORTFOLIO         PORTFOLIO           PORTFOLIO            PORTFOLIO
-------------       ----------------    -----------------     ---------------        ----------          ------------

$   589,085           $2,978,230           $8,142,871           $18,222,134          $1,783,223           $  543,689

         --                   --                   --                   --                   --                   --
-----------           ----------           ----------           -----------          ----------           ----------
    589,085            2,978,230            8,142,871           18,222,134            1,783,223              543,689
-----------           ----------           ----------           -----------          ----------           ----------

         91                  399                1,095                2,451                  237                   73
-----------           ----------           ----------           -----------          ----------           ----------

         91                  399                1,095                2,451                  237                   73
-----------           ----------           ----------           -----------          ----------           ----------

$   588,994           $2,977,831           $8,141,776           $18,219,683          $1,782,986           $  543,616
===========           ==========           ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -9-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                                    SMITH BARNEY
                                                    ALLIANCE GROWTH      MFS TOTAL RETURN    PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH
                                                       PORTFOLIO            PORTFOLIO         INCOME PORTFOLIO        PORTFOLIO
                                                    ---------------      ----------------    ------------------   -----------------

ASSETS:
   Investments at market value: ................      $ 8,729,631          $12,742,260          $   850,087          $ 4,626,510

   Receivables:
      Dividends ................................               --                   --                   --                   --
                                                      -----------          -----------          -----------          -----------
         Total Assets ..........................        8,729,631           12,742,260              850,087            4,626,510
                                                      -----------          -----------          -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ........................            1,163                1,690                  114                  620
                                                      -----------          -----------          -----------          -----------

        Total Liabilities ......................            1,163                1,690                  114                  620
                                                      -----------          -----------          -----------          -----------

NET ASSETS:                                           $ 8,728,468          $12,740,570          $   849,973          $ 4,625,890
                                                      ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -10-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                     SMITH BARNEY      SMITH BARNEY LARGE     EMERGING GROWTH        ENTERPRISE           SMITH BARNEY
SMITH BARNEY         INTERNATIONAL       CAPITALIZATION          PORTFOLIO -         PORTFOLIO -           CAP GROWTH
HIGH INCOME            ALL CAP               GROWTH               CLASS II            CLASS II            OPPORTUNITIES
 PORTFOLIO         GROWTH PORTFOLIO         PORTFOLIO              SHARES              SHARES               PORTFOLIO
------------       ----------------    ------------------     ----------------       -----------          -------------

$   344,508           $1,792,776           $4,383,097           $  101,480           $    8,268           $   79,621

         --                   --                   --                   --                   --                   --
-----------           ----------           ----------           ----------           ----------           ----------

    344,508            1,792,776            4,383,097              101,480                8,268               79,621
-----------           ----------           ----------           ----------           ----------           ----------

         46                  238                  591                   14                    1                   11
-----------           ----------           ----------           ----------           ----------           ----------

         46                  238                  591                   14                    1                   11
-----------           ----------           ----------           ----------           ----------           ----------

$   344,462           $1,792,538           $4,382,506           $  101,466           $    8,267           $   79,610
===========           ==========           ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -11-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                               DYNAMIC CAPITAL
                                                       ASSET MANAGER        CONTRAFUND(R)        APPRECIATION           MID CAP
                                                         PORTFOLIO -     PORTFOLIO - SERVICE      PORTFOLIO -          PORTFOLIO -
                                                      SERVICE CLASS 2          CLASS 2         SERVICE CLASS 2       SERVICE CLASS 2
                                                      ---------------    -------------------   ---------------       ---------------

ASSETS:
   Investments at market value: ................        $ 3,056,919          $ 1,140,196          $   109,768          $ 1,165,798

   Receivables:
      Dividends ................................                 --                   --                   --                   --
                                                        -----------          -----------          -----------          -----------

        Total Assets ...........................          3,056,919            1,140,196              109,768            1,165,798
                                                        -----------          -----------          -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ........................                408                  146                   15                  154
                                                        -----------          -----------          -----------          -----------

        Total Liabilities ......................                408                  146                   15                  154
                                                        -----------          -----------          -----------          -----------

NET ASSETS:                                             $ 3,056,511          $ 1,140,050          $   109,753          $ 1,165,644
                                                        ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -12-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

   COMBINED
--------------

$ 366,806,429

        8,059
-------------

  366,814,488
-------------

       48,968
-------------

       48,968
-------------

$ 366,765,520
=============

                       See Notes to Financial Statements
                                      -13-

                       This page intentionally left blank

                                      -14-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      CAPITAL APPRECIATION    HIGH YIELD BOND                           MONEY MARKET
                                                              FUND                TRUST        MANAGED ASSETS TRUST      PORTFOLIO
                                                      --------------------    ---------------  --------------------     ------------

INVESTMENT INCOME:
   Dividends ...................................          $   183,730          $   731,991          $ 1,144,669          $   282,960
                                                          -----------          -----------          -----------          -----------

EXPENSES:
   Insurance charges ...........................              140,753               55,070              227,258              253,016
   Floor Benefit fees ..........................                   --                   --                   --                   --
                                                          -----------          -----------          -----------          -----------
      Total expenses ...........................              140,753               55,070              227,258              253,016
                                                          -----------          -----------          -----------          -----------
         Net investment income (loss) ..........               42,977              676,921              917,411               29,944
                                                          -----------          -----------          -----------          -----------
REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...............                   --                   --              112,867                   --
      Realized gain (loss) on sale of investments          (1,616,915)             (37,936)            (915,272)                  --
                                                          -----------          -----------          -----------          -----------
         Realized gain (loss) ..................           (1,616,915)             (37,936)            (802,405)                  --
                                                          -----------          -----------          -----------          -----------
      Change in unrealized gain (loss)
         on investments ........................           (2,042,000)            (516,566)          (2,125,851)                  --
                                                          -----------          -----------          -----------          -----------

   Net increase (decrease) in net assets
    resulting from operations ..................          $(3,615,938)         $   122,419          $(2,010,845)         $    29,944
                                                          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -15-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                 CITISTREET
                                                      AIM V.I. PREMIER       CITISTREET         INTERNATIONAL       CITISTREET LARGE
                                                        EQUITY FUND -        DIVERSIFIED            STOCK            COMPANY STOCK
                                                          SERIES I       BOND FUND - CLASS I    FUND - CLASS I       FUND - CLASS I
                                                      ----------------   -------------------    --------------      ----------------

INVESTMENT INCOME:
  Dividends ....................................        $       684          $ 2,730,803          $   158,220          $   232,084
                                                        -----------          -----------          -----------          -----------
EXPENSES:
  Insurance charges ............................              1,652              764,159              298,178              407,297
  Floor Benefit fees ...........................                 --                   --                   --                   --
                                                        -----------          -----------          -----------          -----------
      Total expenses ...........................              1,652              764,159              298,178              407,297
                                                        -----------          -----------          -----------          -----------
         Net investment income (loss) ..........               (968)           1,966,644             (139,958)            (175,213)
                                                        -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...............                 --                   --              860,992                   --
      Realized gain (loss) on sale of investments            (9,408)             146,357           (1,030,684)            (366,130)
                                                        -----------          -----------          -----------          -----------
         Realized gain (loss) ..................             (9,408)             146,357             (169,692)            (366,130)
                                                        -----------          -----------          -----------          -----------

      Change in unrealized gain (loss)
         on investments ........................            (34,022)           2,704,278           (6,182,170)          (8,610,996)
                                                        -----------          -----------          -----------          -----------

   Net increase (decrease) in net assets
      resulting from operations ................        $   (44,398)         $ 4,817,279          $(6,491,820)         $(9,152,339)
                                                        ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -16-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

 CITISTREET
SMALL COMPANY      CREDIT SUISSE                           VIP SMALL CAP VALUE     APPRECIATION
 STOCK FUND       EMERGING MARKETS     VIP REIT SERIES -    SERIES - STANDARD        PORTFOLIO       SMALL CAP PORTFOLIO
 - CLASS I           PORTFOLIO          STANDARD CLASS           CLASS          - INITIAL SHARES      - INITIAL SHARES
-------------     ----------------     -----------------   -------------------  ----------------     -------------------

$    99,152           $    2,329           $   26,001           $    8,211           $    53,328          $     4,181
-----------           ----------           ----------           ----------           -----------          -----------

    220,708               15,019               19,535               27,922                62,016              115,651
         --                   --                   --                   --                    --                   --
-----------           ----------           ----------           ----------           -----------          -----------
    220,708               15,019               19,535               27,922                62,016              115,651
-----------           ----------           ----------           ----------           -----------          -----------
   (121,556)             (12,690)               6,466              (19,711)               (8,688)            (111,470)
-----------           ----------           ----------           ----------           -----------          -----------

     91,167                   --               16,159               18,789                    --                   --
   (390,425)             (85,500)              37,649              (18,237)             (248,215)            (658,729)
-----------           ----------           ----------           ----------           -----------          -----------
   (299,258)             (85,500)              53,808                  552              (248,215)            (658,729)
-----------           ----------           ----------           ----------           -----------          -----------

 (4,838,851)             (69,274)             (56,750)            (277,862)             (768,508)          (1,460,246)
-----------           ----------           ----------           ----------           -----------          -----------

$(5,259,665)          $ (167,464)          $    3,524           $ (297,021)          $(1,025,411)         $(2,230,445)
===========           ==========           ==========           ==========           ===========          ===========

                       See Notes to Financial Statements
                                      -17-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              EQUITY             FUNDAMENTAL      AGGRESSIVE GROWTH
                                                      APPRECIATION       INDEX PORTFOLIO            VALUE        PORTFOLIO - SERVICE
                                                        PORTFOLIO       - CLASS II SHARES         PORTFOLIO             SHARES
                                                      ------------      -----------------        -----------     -------------------

INVESTMENT INCOME:
   Dividends ...................................       $    20,345          $   297,903          $    63,294          $        --
                                                       -----------          -----------          -----------          -----------
EXPENSES:
   Insurance charges ...........................            10,110              194,495               54,827                  636
   Floor Benefit fees ..........................                --                   81                   --                   --
                                                       -----------          -----------          -----------          -----------
      Total expenses ...........................            10,110              194,576               54,827                  636
                                                       -----------          -----------          -----------          -----------
         Net investment income (loss) ..........            10,235              103,327                8,467                 (636)
                                                       -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...............                --                   --               99,626                   --
      Realized gain (loss) on sale of investments          (10,666)            (718,802)             (95,097)                (785)
                                                       -----------          -----------          -----------          -----------
         Realized gain (loss) ..................           (10,666)            (718,802)               4,529                 (785)
                                                       -----------          -----------          -----------          -----------
      Change in unrealized gain (loss)
         on investments ........................          (171,029)          (3,758,194)          (1,263,567)             (16,217)
                                                       -----------          -----------          -----------          -----------
   Net increase (decrease) in net assets
      resulting from operations ................       $  (171,460)         $(4,373,669)         $(1,250,571)         $   (17,638)
                                                       ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -18-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                        PUTNAM VT
                                                                  TOTAL RETURN         INTERNATIONAL           PUTNAM
                      WORLDWIDE GROWTH                              PORTFOLIO             GROWTH             VT SMALL CAP
BALANCED PORTFOLIO -     PORTFOLIO -             EQUITY          - ADMINISTRATIVE     FUND - CLASS IB    VALUE FUND - CLASS IB
  SERVICE SHARES       SERVICE SHARES          PORTFOLIO              CLASS               SHARES                SHARES
--------------------  ----------------        ------------       ----------------     ---------------    ---------------------

   $    21,116           $   34,205           $    2,578           $   98,668           $    1,170           $    1,517
   -----------           ----------           ----------           ----------           ----------           ----------

        10,100               71,052                2,174               29,298                3,896               17,349
            --                   --                   --                   --                   --                   --
   -----------           ----------           ----------           ----------           ----------           ----------
        10,100               71,052                2,174               29,298                3,896               17,349
   -----------           ----------           ----------           ----------           ----------           ----------
        11,016              (36,847)                 404               69,370               (2,726)             (15,832)
   -----------           ----------           ----------           ----------           ----------           ----------

            --                   --                2,301               67,133                   --                7,424
        (3,671)            (566,791)             (79,908)               1,749              (32,752)             (43,834)
   -----------           ----------           ----------           ----------           ----------           ----------
        (3,671)            (566,791)             (77,607)              68,882              (32,752)             (36,410)
   -----------           ----------           ----------           ----------           ----------           ----------

       (80,617)          (1,218,656)              21,122               91,057              (23,429)            (392,819)
   -----------           ----------           ----------           ----------           ----------           ----------

   $   (73,272)          $(1,822,294)         $  (56,081)          $  229,309           $  (58,907)          $ (445,061)
   ===========           ===========          ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -19-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                     PUTNAME VT VOYAGER                                                 SMALL CAP
                                                     II FUND - CLASS IB      CAPITAL FUND        INVESTORS FUND          GROWTH
                                                            SHARES             - CLASS I           - CLASS I          FUND - CLASS I
                                                     ------------------      ------------       ---------------       --------------

INVESTMENT INCOME:
   Dividends ...................................         $        --          $    42,321          $    39,991          $        --
                                                         -----------          -----------          -----------          -----------
EXPENSES:
   Insurance charges ...........................                 391              118,532               41,576                2,268
   Floor Benefit fees ..........................                  --                   --                   --                   --
                                                         -----------          -----------          -----------          -----------
      Total expenses ...........................                 391              118,532               41,576                2,268
                                                         -----------          -----------          -----------          -----------

         Net investment income (loss) ..........                (391)             (76,211)              (1,585)              (2,268)
                                                         -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...............                  --                   --                   --                   --
      Realized gain (loss) on sale of investments             (2,878)            (346,790)            (132,033)              (6,322)
                                                         -----------          -----------          -----------          -----------
         Realized gain (loss) ..................              (2,878)            (346,790)            (132,033)              (6,322)
                                                         -----------          -----------          -----------          -----------
      Change in unrealized gain (loss)
         on investments ........................              (5,650)          (2,691,834)            (823,233)             (73,154)
                                                         -----------          -----------          -----------          -----------

   Net increase (decrease) in net assets
      resulting from operations ................         $    (8,919)         $(3,114,835)         $  (956,851)         $   (81,744)
                                                         ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -20-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                        SMITH BARNEY     SMITH BARNEY PREMIER                                                DISCIPLINED
TOTAL RETURN FUND         LARGE CAP       SELECTIONS ALL CAP    STRONG MULTI CAP    MONTGOMERY VARIABLE        MID CAP
  - CLASS I            CORE PORTFOLIO      GROWTH PORTFOLIO       VALUE FUND II     SERIES: GROWTH FUND    STOCK PORTFOLIO
-----------------      --------------    --------------------    ---------------    -------------------    ---------------

   $     7,020           $      554           $        8           $    3,042           $       --           $   27,166
   -----------           ----------           ----------           ----------           ----------           ----------

         4,969                1,031                  130                6,756                3,243               54,608
            --                   --                   --                   --                   --                   --
   -----------           ----------           ----------           ----------           ----------           ----------
         4,969                1,031                  130                6,756                3,243               54,608
   -----------           ----------           ----------           ----------           ----------           ----------
         2,051                 (477)                (122)              (3,714)              (3,243)             (27,442)
   -----------           ----------           ----------           ----------           ----------           ----------

            --                   --                   --               35,854                   --                5,183
        (2,932)              (9,338)                (916)             (11,070)            (404,947)            (103,440)
   -----------           ----------           ----------           ----------           ----------           ----------
        (2,932)              (9,338)                (916)              24,784             (404,947)             (98,257)
   -----------           ----------           ----------           ----------           ----------           ----------

       (33,668)             (22,576)              (2,859)            (183,805)             289,609             (681,865)
   -----------           ----------           ----------           ----------           ----------           ----------

   $   (34,549)          $  (32,391)          $   (3,897)          $ (162,735)          $ (118,581)          $ (807,564)
   ===========           ==========           ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -21-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   EQUITY INCOME        FEDERATED STOCK         LARGE CAP       LAZARD INTERNATIONAL
                                                      PORTFOLIO            PORTFOLIO            PORTFOLIO         STOCK PORTFOLIO
                                                   -------------        ---------------       ------------      --------------------

INVESTMENT INCOME:
   Dividends ...................................     $    98,665          $    33,319          $    34,464          $    10,422
                                                     -----------          -----------          -----------          -----------

EXPENSES:
   Insurance charges ...........................          99,153               13,178               88,492                4,521
   Floor Benefit fees ..........................              --                   --                   --                   --
                                                     -----------          -----------          -----------          -----------
      Total expenses ...........................          99,153               13,178               88,492                4,521
                                                     -----------          -----------          -----------          -----------
         Net investment income (loss) ..........            (488)              20,141              (54,028)               5,901
                                                     -----------          -----------          -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:

      Realized gain distribution ...............              --                   --                   --                   --
      Realized gain (loss) on sale of investments       (198,915)             (12,934)            (588,761)            (112,821)
                                                     -----------          -----------          -----------          -----------
         Realized gain (loss) ..................        (198,915)             (12,934)            (588,761)            (112,821)
                                                     -----------          -----------          -----------          -----------

      Change in unrealized gain (loss)
         on investments ........................      (1,247,195)            (266,838)          (1,333,060)              71,275
                                                     -----------          -----------          -----------          -----------

   Net increase (decrease) in net assets
      resulting from operations ................     $(1,446,598)         $  (259,631)         $(1,975,849)         $   (35,645)
                                                     ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -22-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

  MFS EMERGING      MFS MID CAP GROWTH     MFS RESEARCH      SOCIAL AWARENESS    TRAVELERS QUALITY     U.S. GOVERNMENT
GROWTH PORTFOLIO     GROWTH PORTFOLIO       PORTFOLIO         STOCK PORTFOLIO     BOND PORTFOLIO    SECURITIES PORTFOLIO
----------------    ------------------     ------------      ----------------    -----------------  --------------------

$        --           $        --           $    4,857          $    31,797           $  580,182           $1,026,680
-----------           -----------           ----------          -----------           ----------           ----------

        178                59,036               10,769               45,798               88,607              135,571
         --                    --                   --                   --                   --                   --
-----------           -----------           ----------          -----------           ----------           ----------
        178                59,036               10,769               45,798               88,607              135,571
-----------           -----------           ----------          -----------           ----------           ----------
       (178)              (59,036)              (5,912)             (14,001)             491,575              891,109
-----------           -----------           ----------          -----------           ----------           ----------

         --                    --                   --                   --              113,479              119,219
       (960)           (1,445,752)            (208,584)            (301,913)              14,615               96,115
-----------           -----------           ----------          -----------           ----------           ----------
       (960)           (1,445,752)            (208,584)            (301,913)             128,094              215,334
-----------           -----------           ----------          -----------           ----------           ----------

     (5,059)           (2,113,618)             (58,650)            (843,110)            (269,341)             194,265
-----------           -----------           ----------          -----------           ----------           ----------

$    (6,197)          $(3,618,406)          $ (273,146)         $(1,159,024)          $  350,328           $1,300,708
===========           ===========           ==========          ===========           ==========           ==========

                       See Notes to Financial Statements
                                      -23-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              AIM CAPITAL                                   MFS
                                                                              APPRECIATION        ALLIANCE GROWTH       TOTAL RETURN
                                                        UTILITIES PORTFOLIO    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                                        -------------------   ------------        ---------------       ------------

INVESTMENT INCOME:
   Dividends ...................................          $   146,458          $        --          $    62,537          $   780,190
                                                          -----------          -----------          -----------          -----------
EXPENSES:
   Insurance charges ...........................               27,159                3,291              132,570              132,893
   Floor Benefit fees ..........................                   --                   --                   --                   --
                                                          -----------          -----------          -----------          -----------
      Total expenses ...........................               27,159                3,291              132,570              132,893
                                                          -----------          -----------          -----------          -----------
         Net investment income (loss) ..........              119,299               (3,291)             (70,033)             647,297
                                                          -----------          -----------          -----------          -----------
REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...............                   --                   --                   --              482,713
      Realized gain (loss) on sale of investments            (417,757)             (12,387)          (1,907,383)             (54,716)
                                                          -----------          -----------          -----------          -----------
         Realized gain (loss) ..................             (417,757)             (12,387)          (1,907,383)             427,997
                                                          -----------          -----------          -----------          -----------
   Change in unrealized gain (loss)
      on investments ...........................             (587,257)             (26,341)          (2,948,459)          (1,873,560)
                                                          -----------          -----------          -----------          -----------

Net increase (decrease) in net assets
resulting from operations ......................          $  (885,715)         $   (42,019)         $(4,925,875)         $  (798,266)
                                                          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -24-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                              EMERGING
                        SMITH BARNEY                             SMITH BARNEY      SMITH BARNEY LARGE          GROWTH
     PUTNAM              AGGRESSIVE          SMITH BARNEY        INTERNATIONAL       CAPITALIZATION          PORTFOLIO
  DIVERSIFIED             GROWTH                 HIGH               ALL CAP              GROWTH             - CLASS II
INCOME PORTFOLIO         PORTFOLIO         INCOME PORTFOLIO     GROWTH PORTFOLIO        PORTFOLIO              SHARES
----------------       -------------       ----------------     ----------------   ------------------       -----------

  $   186,750          $        --           $   84,343           $   20,654          $    18,071           $       16
  -----------          -----------           ----------           ----------          -----------           ----------

        8,013               51,973                4,076               26,339               65,335                  990
           --                   --                   --                   --                   --                   --
  -----------          -----------           ----------           ----------          -----------           ----------
        8,013               51,973                4,076               26,339               65,335                  990
  -----------          -----------           ----------           ----------          -----------           ----------
      178,737              (51,973)              80,267               (5,685)             (47,264)                (974)
  -----------          -----------           ----------           ----------          -----------           ----------

           --                   --                   --                   --                   --                   --
       (4,823)            (148,811)             (28,132)            (384,723)            (416,887)                (151)
  -----------          -----------           ----------           ----------          -----------           ----------
       (4,823)            (148,811)             (28,132)            (384,723)            (416,887)                (151)
  -----------          -----------           ----------           ----------          -----------           ----------

     (140,181)          (1,528,271)             (68,760)            (294,533)          (1,170,513)             (30,653)
  -----------          -----------           ----------           ----------           ----------           ----------

  $    33,733          $(1,729,055)          $  (16,625)          $ (684,941)         $(1,634,664)          $  (31,778)
  ===========          ===========           ==========           ==========          ===========           ==========

                       See Notes to Financial Statements
                                      -25-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              SMITH BARNEY
                                                                               SMALL CAP
                                                                                 GROWTH          ASSET MANAGER       CONTRAFUND(R)
                                                     ENTERPRISE PORTFOLIO -   OPPORTUNITIES   PORTFOLIO - SERVICE  PORTFOLIO SERVICE
                                                        CLASS II SHARES         PORTFOLIO           CLASS 2             CLASS 2
                                                     ----------------------   -------------   -------------------  -----------------

INVESTMENT INCOME:
   Dividends ...................................         $        20          $        --          $    71,757          $       736
                                                         -----------          -----------          -----------          -----------
EXPENSES:
   Insurance charges ...........................                 140                  658               29,604                6,585
   Floor Benefit fees ..........................                  --                   --                   --                   --
                                                         -----------          -----------          -----------          -----------
      Total expenses ...........................                 140                  658               29,604                6,585
                                                         -----------          -----------          -----------          -----------
         Net investment income (loss) ..........                (120)                (658)              42,153               (5,849)
                                                         -----------          -----------          -----------          -----------
REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...............                  --                   --                   --                   --
      Realized gain (loss) on sale of investments             (1,198)              (2,713)             (53,249)                (837)
                                                         -----------          -----------          -----------          -----------
         Realized gain (loss) ..................              (1,198)              (2,713)             (53,249)                (837)
                                                         -----------          -----------          -----------          -----------
      Change in unrealized gain (loss)
         on investments ........................              (2,983)             (16,185)            (232,659)             (68,586)
                                                         -----------          -----------          -----------          -----------

   Net increase (decrease) in net assets
      resulting from operations ................         $    (4,301)         $   (19,556)         $  (243,755)         $   (75,272)
                                                         ============         ===========          ===========          ===========

                       See Notes to Financial Statements
                                      -26-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

 DYNAMIC CAPITAL
  APPRECIATION
    PORTFOLIO        MID CAP PORTFOLIO -
- SERVICE CLASS 2      SERVICE CLASS 2             COMBINED
-----------------     -----------------         -------------
$        195            $      1,236            $  9,512,590
------------            ------------            ------------

         392                   8,657               4,279,653
          --                      --                      81
------------            ------------            ------------

         392                   8,657               4,279,734
------------            ------------            ------------

        (197)                 (7,421)              5,232,856
------------            ------------            ------------

          --                      --               2,032,906
      (3,529)                (13,834)            (13,975,708)
------------            ------------            ------------

      (3,529)                (13,834)            (11,942,802)
------------            ------------            ------------

      (5,854)                (81,807)            (50,268,135)
------------            ------------            ------------

$     (9,580)           $   (103,062)           $(56,978,081)
============            ============            ============

                       See Notes to Financial Statements
                                      -27-

                       This page intentionally left blank

                                      -28-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2002 and 2001

                                                   CAPITAL APPRECIATION FUND      HIGH YIELD BOND TRUST       MANAGED ASSETS TRUST
                                                 ----------------------------   ------------------------  --------------------------
                                                      2002            2001          2002         2001         2002           2001
                                                      ----            ----          ----         ----         ----           ----

OPERATIONS:
   Net investment income (loss) ...............  $     42,977   $   (105,140)  $   676,921   $  160,027   $   917,411   $   300,610
   Realized gain (loss) .......................    (1,616,915)      (907,016)      (37,936)         (11)     (802,405)      808,633
   Change in unrealized gain (loss)
      on investments ..........................    (2,042,000)    (3,628,594)     (516,566)      68,700    (2,125,851)   (2,407,239)
                                                 ------------   ------------   -----------   ----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............    (3,615,938)    (4,640,750)      122,419      228,716    (2,010,845)   (1,297,996)
                                                 ------------   ------------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,915,732      5,368,016     1,731,795      810,197     1,286,535     3,951,191
   Participant transfers from other
      funding options .........................       594,828        929,471       785,387      613,010       836,184     1,228,771
   Administrative and asset allocation charges             --             --            --           --            --            --
   Contract surrenders ........................      (397,864)      (659,813)     (493,019)    (261,828)   (1,491,643)   (1,071,575)
   Participant transfers to other
      funding options .........................    (1,945,547)    (2,226,895)     (810,037)    (321,866)   (1,726,701)   (1,908,318)
   Other payments to participants .............       (14,350)       (62,380)       (1,929)     (15,046)      (49,809)      (33,923)
                                                 ------------   ------------   -----------   ----------   -----------   -----------

Net increase (decrease) in net assets
resulting from unit transactions ..............       152,799      3,348,399     1,212,197      824,467    (1,145,434)    2,166,146
                                                 ------------   ------------   -----------   ----------   -----------   -----------

          Net increase (decrease) in net assets    (3,463,139)    (1,292,351)    1,334,616    1,053,183    (3,156,279)      868,150

NET ASSETS:
   Beginning of year ..........................    13,302,084     14,594,435     3,616,482    2,563,299    20,095,579    19,227,429
                                                 ------------   ------------   -----------   ----------   -----------   -----------
   End of year ................................  $  9,838,945   $ 13,302,084   $ 4,951,098   $3,616,482   $16,939,300   $20,095,579
                                                 ============   ============   ===========   ==========   ===========   ===========

                       See Notes to Financial Statements
                                      -29-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
                 For the years ended December 31, 2002 and 2001

                                                                                     AIM V.I.                   CITISTREET
                                                                               PREMIER EQUITY FUND -       DIVERSIFIED BOND FUND -
                                                   MONEY MARKET PORTFOLIO            SERIES I                     CLASS I
                                                   ----------------------      ---------------------       -----------------------
                                                      2002          2001          2002        2001          2002           2001
                                                      ----          ----          ----        ----          ----           ----

OPERATIONS:
   Net investment income (loss) ..............  $    29,944   $    386,265   $     (968)  $      (64)  $  1,966,644   $  1,235,023
   Realized gain (loss) ......................           --             --       (9,408)       1,671        146,357         90,316
   Change in unrealized gain (loss)
      on investments .........................           --             --      (34,022)        (381)     2,704,278        404,394
                                                -----------   ------------   ----------   ----------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from operations ...........       29,944        386,265      (44,398)       1,226      4,817,279      1,729,733
                                                -----------   ------------   ----------   ----------   ------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments .............    7,202,853      9,533,397      124,881       95,808     25,467,793     19,772,256
   Participant transfers from other
      funding options ........................   12,075,933     10,272,892       57,439        4,820      3,426,380     20,291,991
   Administrative and asset allocation charges           --             --           --           --       (362,592)      (224,192)
   Contract surrenders .......................   (2,581,243)    (1,636,022)          --      (10,323)    (3,594,539)    (1,821,327)
   Participant transfers to other
      funding options ........................   13,445,397)   (13,360,631)     (58,915)        (487)    (7,768,234)    (4,609,000)
   Other payments to participants ............      (53,323)          (129)          --           --       (174,263)       (53,922)
                                                -----------   ------------   ----------   ----------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ....    3,198,823      4,809,507      123,405       89,818     16,994,545     33,355,806
                                                -----------   ------------   ----------   ----------   ------------   ------------

      Net increase (decrease) in net assets ..    3,228,767      5,195,772       79,007       91,044     21,811,824     35,085,539

NET ASSETS:
   Beginning of year .........................   19,374,953     14,179,181       91,044           --     50,169,142     15,083,603
                                                -----------   ------------   ----------   ----------   ------------   ------------
   End of year ...............................  $22,603,720   $ 19,374,953   $  170,051   $   91,044   $ 71,980,966   $ 50,169,142
                                                ===========   ============   ==========   ==========   ============   ============

                       See Notes to Financial Statements
                                      -30-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

        CITISTREET                   CITISTREET                    CITISTREET
    INTERNATIONAL STOCK          LARGE COMPANY STOCK           SMALL COMPANY STOCK             GLOBAL HIGH-YIELD
       FUND - CLASS I               FUND - CLASS I                FUND - CLASS I                   BOND FUND
    -------------------          -------------------          ---------------------           -------------------
     2002           2001           2002         2001            2002            2001           2002           2001
     ----           ----           ----         ----            ----            ----           ----           ----

$   (139,958)  $      8,778   $   (175,213)  $    (79,983)  $   (121,556)  $   (191,885)  $         --    $   690,573
    (169,692)     2,335,467       (366,130)     1,369,482       (299,258)     5,280,844             --       (998,086)

  (6,182,170)    (6,050,201)    (8,610,996)    (5,138,636)    (4,838,851)    (4,916,040)            --        412,490
------------   ------------   ------------   ------------   ------------   ------------   ------------    -----------

  (6,491,820)    (3,705,956)    (9,152,339)    (3,849,137)    (5,259,665)       172,919             --        104,977
------------   ------------   ------------   ------------   ------------   ------------   ------------    -----------

   9,885,049      8,690,201     14,136,205     13,753,564      6,652,880      6,925,499             --        612,472

   4,842,637      7,065,841      3,120,805      3,598,653        914,791        847,118             --         55,263
    (152,695)      (101,595)      (213,362)      (152,145)       (96,066)       (93,377)            --         (7,641)
  (1,387,518)      (776,614)    (1,834,407)    (1,141,268)    (1,037,468)      (794,012)            --        (68,932)

  (4,427,413)    (2,900,860)    (2,000,792)    (1,070,963)    (1,770,131)    (4,747,033)            --     (5,148,859)
     (47,475)       (21,422)       (72,848)       (38,142)       (49,321)       (20,892)            --         (2,906)
------------   ------------   ------------   ------------   ------------   ------------   ------------    -----------

   8,712,585     11,955,551     13,135,601     14,949,699      4,614,685      2,117,303             --     (4,560,603)
------------   ------------   ------------   ------------   ------------   ------------   ------------    -----------

   2,220,765      8,249,595      3,983,262     11,100,562       (644,980)     2,290,222             --     (4,455,626)

  22,906,195     14,656,600     30,917,536     19,816,974     17,701,763     15,411,541             --      4,455,626
------------   ------------   ------------   ------------   ------------   ------------   ------------    -----------
$ 25,126,960   $ 22,906,195   $ 34,900,798   $ 30,917,536   $ 17,056,783   $ 17,701,763   $         --    $        --
============   ============   ============   ============   ============   ============   ==============  ===========

                       See Notes to Financial Statements
                                      -31-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                      CREDIT SUISSE
                                                                                     EMERGING MARKETS           VIP REIT SERIES -
                                                     INTERMEDIATE-TERM BOND FUND         PORTFOLIO               STANDARD CLASS
                                                     ---------------------------    -----------------          ------------------
                                                         2002          2001         2002         2001          2002          2001
                                                         ----          ----         ----         ----          ----          ----

OPERATIONS:
   Net investment income (loss) ......................  $    --  $    960,716   $   (12,690)  $   (15,998)  $     6,466   $   3,525
   Realized gain (loss) ..............................       --      (519,597)      (85,500)     (103,847)       53,808       9,561
   Change in unrealized gain (loss)
      on investments .................................       --      (122,543)      (69,274)      (23,121)      (56,750)     41,655
                                                        -------  ------------   -----------   -----------   -----------   ---------

      Net increase (decrease) in net assets
         resulting from operations ...................       --       318,576      (167,464)     (142,966)        3,524      54,741
                                                        -------  ------------   -----------   -----------   -----------   ---------
UNIT TRANSACTIONS:
   Participant purchase payments .....................       --     2,221,003        88,111        36,531     1,331,751     362,686
   Participant transfers from other
     funding options .................................       --       331,217       197,640        51,349     1,607,111     154,661
   Administrative and asset allocation charges .......       --       (17,707)           --            --            --          --
   Contract surrenders ...............................       --      (273,262)      (54,867)      (91,566)      (79,562)    (18,004)
   Participant transfers to other
      funding options ................................       --   (13,273,619)     (137,546)     (139,912)   (1,152,500)   (113,897)
   Other payments to participants ....................       --       (18,391)           --        (2,616)           --          --
                                                        -------  ------------   -----------   -----------   -----------   ---------

      Net increase (decrease) in net assets
         resulting from unit transactions ............       --   (11,030,759)       93,338      (146,214)    1,706,800     385,446
                                                        -------  ------------   -----------   -----------   -----------   ---------

         Net increase (decrease) in net assets .......       --   (10,712,183)      (74,126)     (289,180)    1,710,324     440,187

NET ASSETS:
   Beginning of year .................................       --    10,712,183     1,192,651     1,481,831       910,187     470,000
                                                        -------  ------------   -----------   -----------   -----------   ---------
   End of year .......................................  $    --  $         --   $ 1,118,525   $ 1,192,651   $ 2,620,511   $ 910,187
                                                        =======  ============   ===========   ===========   ===========   =========

                       See Notes to Financial Statements
                                      -32-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

  VIP SMALL CAP VALUE SERIES -     APPRECIATION PORTFOLIO -         SMALL CAP PORTFOLIO -
         STANDARD CLASS                 INITIAL SHARES                  INITIAL SHARES             APPRECIATION PORTFOLIO
  ----------------------------     ------------------------         ---------------------          ----------------------
     2002              2001          2002            2001            2002            2001            2002           2001
     ----              ----          ----            ----            ----            ----            ----           ----

$     (19,711)    $    (4,113)    $    (8,688)    $   (20,497)    $  (111,470)    $   (68,312)    $    10,235     $    (381)
          552           6,384        (248,215)        (90,896)       (658,729)        406,735         (10,666)           11

     (277,862)         91,435        (768,508)       (528,806)     (1,460,246)       (967,736)       (171,029)        8,499
-------------     -----------     -----------     -----------     -----------     -----------     -----------     ---------

     (297,021)         93,706      (1,025,411)       (640,199)     (2,230,445)       (629,313)       (171,460)        8,129
-------------     -----------     -----------     -----------     -----------     -----------     -----------     ---------

    1,745,937         683,874         574,054       1,094,266       1,699,573       2,490,982       1,340,796       115,938

      577,420         293,222         322,546         209,655         760,843         606,816         187,781        39,526
           --              --              --              --              --              --              --            --
      (88,405)        (10,968)       (250,511)       (193,811)       (492,090)       (184,469)        (80,674)           --

     (388,710)       (113,560)       (824,305)       (547,700)     (1,060,094)       (604,421)        (24,909)           --
           --              --         (11,494)           (193)        (15,569)         (7,788)             --            --
-------------     -----------     -----------     -----------     -----------     -----------     -----------     ---------

    1,846,242         852,568        (189,710)        562,217         892,663       2,301,120       1,422,994       155,464
-------------     -----------     -----------     -----------     -----------     -----------     -----------     ---------

    1,549,221         946,274      (1,215,121)        (77,982)     (1,337,782)      1,671,807       1,251,534       163,593

    1,320,937         374,663       5,533,568       5,611,550       9,688,612       8,016,805         163,593            --
-------------     -----------     -----------     -----------     -----------     -----------     -----------     ---------
$   2,870,158     $ 1,320,937     $ 4,318,447     $ 5,533,568     $ 8,350,830     $ 9,688,612     $ 1,415,127     $ 163,593
=============     ===========     ===========     ===========     ===========     ===========     ===========     =========

                       See Notes to Financial Statements
                                      -33-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                AGGRESSIVE GROWTH
                                                          EQUITY INDEX PORTFOLIO           FUNDAMENTAL              PORTFOLIO
                                                             - CLASS II SHARES           VALUE PORTFOLIO         SERVICE SHARES
                                                          ----------------------        ------------------      ------------------
                                                            2002           2001         2002          2001       2002        2001
                                                            ----           ----         ----          ----       ----        ----

OPERATIONS:
   Net investment income (loss) ....................  $    103,327   $    (92,950)  $     8,467   $    (5,410)  $   (636)  $   (126)
   Realized gain (loss) ............................      (718,802)      (262,674)        4,529        47,409       (785)        (6)
   Change in unrealized gain (loss)
      on investments ...............................    (3,758,194)    (2,211,448)   (1,263,567)       23,059    (16,217)       739
                                                      ------------   ------------   -----------   -----------   --------   --------
      Net increase (decrease) in net assets
         resulting from operations .................    (4,373,669)    (2,567,072)   (1,250,571)       65,058    (17,638)       607
                                                      ------------   ------------   -----------   -----------   --------   --------
UNIT TRANSACTIONS:
   Participant purchase payments ...................     3,396,097      4,085,243     3,705,740     2,133,694      9,981     53,071
   Participant transfers from other
      funding options ..............................       350,902        738,245     1,063,315       380,354        100      5,000
   Administrative and asset allocation charges .....            --             --            --            --         --         --
   Contract surrenders .............................      (701,647)      (591,859)     (251,209)      (12,480)        --         --
   Participant transfers to other
      funding options ..............................    (1,632,591)    (1,106,386)     (458,158)       (6,750)    (4,272)        --
   Other payments to participants ..................       (52,585)       (66,635)           --            --         --         --
                                                      ------------   ------------   -----------   -----------   --------   --------
      Net increase (decrease) in net assets
         resulting from unit transactions ..........     1,360,176      3,058,608     4,059,688     2,494,818      5,809     58,071
                                                      ------------   ------------   -----------   -----------   --------   --------
         Net increase (decrease) in net assets .....    (3,013,493)       491,536     2,809,117     2,559,876    (11,829)    58,678

NET ASSETS:
   Beginning of year ...............................    17,517,197     17,025,661     2,559,876            --     58,678         --
                                                      ------------   ------------   -----------   -----------   --------   --------
   End of year .....................................  $ 14,503,704   $ 17,517,197   $ 5,368,993   $ 2,559,876   $ 46,849   $ 58,678
                                                      ============   ============   ===========   ===========   ========   ========

                       See Notes to Financial Statements
                                      -34-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

       BALANCED PORTFOLIO            WORLDWIDE GROWTH PORTFOLIO -                                         TOTAL RETURN PORTFOLIO -
        - SERVICE SHARES                    SERVICE SHARES                 EQUITY PORTFOLIO                ADMINISTRATIVE CLASS
      --------------------           ----------------------------        ---------------------            ------------------------
      2002            2001              2002              2001           2002             2001             2002             2001
      ----            ----              ----              ----           ----             ----             ----             ----

$    11,016       $   1,888       $   (36,847)      $   (66,700)      $     404       $  (2,158)      $    69,370       $   2,040
     (3,671)         (1,211)         (566,791)         (254,283)        (77,607)          1,455            68,882           5,395

    (80,617)          3,220        (1,218,656)       (1,591,368)         21,122         (29,340)           91,057          (5,877)
-----------       ---------       -----------       -----------       ---------       ---------       -----------       ---------

    (73,272)          3,897        (1,822,294)       (1,912,351)        (56,081)        (30,043)          229,309           1,558
-----------       ---------       -----------       -----------       ---------       ---------       -----------       ---------

    891,263         256,785           854,675         1,914,626          12,615         107,981         3,849,850         133,054

    177,224          50,961           173,117           204,948           3,784          52,681         1,649,412         214,836
         --              --                --                --              --              --                --              --
    (22,254)         (2,199)         (198,292)         (190,040)        (10,542)             --          (103,072)         (1,523)

    (37,052)        (32,579)         (730,626)         (595,867)       (288,378)         (4,347)         (329,363)        (72,254)
         --              --           (13,465)          (23,211)             --              --                --              --
-----------       ---------       -----------       -----------       ---------       ---------       -----------       ---------

  1,009,181         272,968            85,409         1,310,456        (282,521)        156,315         5,066,827         274,113
-----------       ---------       -----------       -----------       ---------       ---------       -----------       ---------

    935,909         276,865        (1,736,885)         (601,895)       (338,602)        126,272         5,296,136         275,671

    276,865              --         6,673,427         7,275,322         338,602         212,330           275,671              --
-----------       ---------       -----------       -----------       ---------       ---------       -----------       ---------
$ 1,212,774       $ 276,865       $ 4,936,542       $ 6,673,427       $      --       $ 338,602       $ 5,571,807       $ 275,671
===========       =========       ===========       ===========       =========       =========       ===========       =========

                       See Notes to Financial Statements
                                      -35-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      PUTNAM VT INTERNATIONAL         PUTNAM VT                   PUTNAM VT
                                                            GROWTH FUND          SMALL CAP VALUE FUND         VOYAGER II FUND -
                                                         - CLASS IB SHARES        - CLASS IB SHARES            CLASS IB SHARES
                                                      -----------------------    --------------------         ------------------
                                                         2002         2001         2002         2001          2002          2001
                                                         ----         ----         ----         ----          ----          ----

OPERATIONS:
   Net investment income (loss) .................  $    (2,726)  $      (494)  $   (15,832)  $    (1,234)  $      (391)  $        --
   Realized gain (loss) .........................      (32,752)        4,130       (36,410)       (3,448)       (2,878)           --
   Change in unrealized gain (loss)
      on investments ............................      (23,429)        3,672      (392,819)       33,821        (5,650)           --
                                                   -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..............      (58,907)        7,308      (445,061)       29,139        (8,919)           --
                                                   -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      424,099        90,127     1,672,070       217,254        32,817            --
   Participant transfers from other
      funding options ...........................    1,254,803       650,731       727,339       265,446        46,078           336
   Administrative and asset allocation charges ..           --            --            --            --            --            --
   Contract surrenders ..........................      (10,556)         (305)      (27,294)         (316)           --            --
   Participant transfers to other
      funding options ...........................   (1,181,549)     (631,899)     (425,409)      (85,537)       (7,450)           --
   Other payments to participants ...............           --            --            --            --            --            --
                                                   -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      486,797       108,654     1,946,706       396,847        71,445           336
                                                   -----------   -----------   -----------   -----------   -----------   -----------

         Net increase (decrease) in net assets ..      427,890       115,962     1,501,645       425,986        62,526           336

NET ASSETS:
   Beginning of year ............................      115,962            --       425,986            --           336            --
                                                   -----------   -----------   -----------   -----------   -----------   -----------
   End of year ..................................  $   543,852   $   115,962   $ 1,927,631   $   425,986   $    62,862   $       336
                                                   ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements
                                      -36-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

     CAPITAL FUND - CLASS I             INVESTORS FUND - CLASS I     SMALL CAP GROWTH FUND - CLASS I    TOTAL RETURN FUND - CLASS I
-------------------------------     ------------------------------   -------------------------------    ---------------------------
     2002              2001              2002              2001            2002           2001            2002               2001
     ----              ----              ----              ----            ----           ----            ----               ----

$   (76,211)      $   (33,662)      $    (1,585)      $    (9,382)      $  (2,268)      $    (375)      $   2,051       $   3,558
   (346,790)          107,722          (132,033)           25,667          (6,322)            (20)         (2,932)           (439)

 (2,691,834)          (62,550)         (823,233)         (171,983)        (73,154)         10,783         (33,668)         (6,894)
-----------       -----------       -----------       -----------       ---------       ---------       ---------       ---------

 (3,114,835)           11,510          (956,851)         (155,698)        (81,744)         10,388         (34,549)         (3,775)
-----------       -----------       -----------       -----------       ---------       ---------       ---------       ---------

  3,067,100         3,686,720           569,899         1,709,372         152,213          64,612         168,709         106,511

    583,368           933,244           163,405           510,405          30,463          46,122          30,045          60,017
         --                --                --                --              --              --              --              --
   (342,287)         (379,396)         (103,563)          (84,631)        (17,747)         (2,198)        (15,753)        (27,601)

 (1,238,171)         (397,811)         (417,740)         (239,853)         (3,264)             --         (32,201)        (21,582)
     (2,533)           (3,968)          (11,836)               --              --              --              --              --
-----------       -----------       -----------       -----------       ---------       ---------       ---------       ---------

  2,067,477         3,838,789           200,165         1,895,293         161,665         108,536         150,800         117,345
-----------       -----------       -----------       -----------       ---------       ---------       ---------       ---------

 (1,047,358)        3,850,299          (756,686)        1,739,595          79,921         118,924         116,251         113,570

  9,613,182         5,762,883         3,772,844         2,033,249         118,924              --         349,902         236,332
-----------       -----------       -----------       -----------       ---------       ---------       ---------       ---------
$ 8,565,824       $ 9,613,182       $ 3,016,158       $ 3,772,844       $ 198,845       $ 118,924       $ 466,153       $ 349,902
===========       ===========       ===========       ===========       =========       =========       =========       =========

                       See Notes to Financial Statements
                                      -37-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                        SMITH BARNEY
                                                        SMITH BARNEY LARGE CAP       PREMIER SELECTIONS        STRONG MULTI CAP
                                                             CORE PORTFOLIO       ALL CAP GROWTH PORTFOLIO       VALUE FUND II
                                                        ----------------------    ------------------------     ------------------
                                                            2002         2001         2002         2001         2002         2001
                                                            ----         ----         ----         ----         ----         ----

OPERATIONS:
   Net investment income (loss) ......................   $    (477)   $    (305)   $    (122)   $     (63)   $  (3,714)   $  (4,410)
   Realized gain (loss) ..............................      (9,338)        (387)        (916)      (1,301)      24,784       (2,071)
   Change in unrealized gain (loss)
      on investments .................................     (22,576)      (1,522)      (2,859)        (405)    (183,805)      14,623
                                                         ---------    ---------    ---------    ---------    ---------    ---------
      Net increase (decrease) in net assets
         resulting from operations ...................     (32,391)      (2,214)      (3,897)      (1,769)    (162,735)       8,142
                                                         ---------    ---------    ---------    ---------    ---------    ---------

UNIT TRANSACTIONS:
   Participant purchase payments .....................      46,405       78,035       10,661        5,532      229,386      175,809
   Participant transfers from other
      funding options ................................      28,632        1,600          100       20,000       92,485       77,918
   Administrative and asset allocation charges .......          --           --           --           --           --           --
   Contract surrenders ...............................        (807)          --           --           --      (11,823)      (6,188)
   Participant transfers to other
      funding options ................................     (35,183)          --       (3,095)     (18,455)     (51,363)     (26,781)
   Other payments to participants ....................          10           --           --           --           --           --
                                                         ---------    ---------    ---------    ---------    ---------    ---------
      Net increase (decrease) in net assets
         resulting from unit transactions ............      39,057       79,635        7,666        7,077      258,685      220,758
                                                         ---------    ---------    ---------    ---------    ---------    ---------
      Net increase (decrease) in net assets ..........       6,666       77,421        3,769        5,308       95,950      228,900

NET ASSETS:
   Beginning of year .................................      77,421           --        5,308           --      472,869      243,969
                                                         ---------    ---------    ---------    ---------    ---------    ---------
   End of year .......................................   $  84,087    $  77,421    $   9,077    $   5,308    $ 568,819    $ 472,869
                                                         =========    =========    =========    =========    =========    =========

                       See Notes to Financial Statements
                                      -38-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

  MONTGOMERY VARIABLE SERIES:           DISCIPLINED MID CAP               DISCIPLINED SMALL
          GROWTH FUND                     STOCK PORTFOLIO                CAP STOCK PORTFOLIO            EQUITY INCOME PORTFOLIO
  --------------------------      ------------------------------    -----------------------------    -----------------------------
      2002             2001             2002            2001            2002             2001            2002             2001
      ----             ----             ----            ----            ----             ----            ----             ----

$    (3,243)     $    20,961      $   (27,442)     $   (32,522)     $        --     $    (3,894)     $      (488)     $        15
   (404,947)          (3,745)         (98,257)         231,097               --         (66,955)        (198,915)          (1,198)

    289,609         (194,779)        (681,865)        (324,897)              --          10,763       (1,247,195)        (457,349)
-----------      -----------      -----------      -----------      -----------     -----------      -----------      -----------

   (118,581)        (177,563)        (807,564)        (126,322)              --         (60,086)      (1,446,598)        (458,532)
-----------      -----------      -----------      -----------      -----------     -----------      -----------      -----------

          3          (13,982)       1,543,403        1,697,330               --          87,771        3,600,656        2,591,961

         --           15,418          645,647          495,071               --          82,496          551,201          403,053
         --               --               --               --               --              --               --               --
     (3,963)         (70,200)        (170,621)         (40,455)              --         (17,312)        (388,594)        (446,285)

   (434,218)         (57,795)        (706,610)        (448,073)              --        (499,247)      (1,126,575)        (237,193)
         --               --            1,090               --               --            (609)         (12,970)            (109)
-----------      -----------      -----------      -----------      -----------     -----------      -----------      -----------

   (438,178)        (126,559)       1,312,909        1,703,873               --        (346,901)       2,623,718        2,311,427
-----------      -----------      -----------      -----------      -----------     -----------      -----------      -----------

   (556,759)        (304,122)         505,345        1,577,551               --        (406,987)       1,177,120        1,852,895

    556,759          860,881        4,035,493        2,457,942               --         406,987        7,307,134        5,454,239
-----------      -----------      -----------      -----------      -----------     -----------      -----------      -----------
$        --      $   556,759      $ 4,540,838      $ 4,035,493      $        --     $        --      $ 8,484,254      $ 7,307,134
===========      ===========      ===========      ===========      ===========     ===========      ===========      ===========

                       See Notes to Financial Statements
                                      -39-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                          LAZARD INTERNATIONAL STOCK
                                                  FEDERATED STOCK PORTFOLIO       LARGE CAP PORTFOLIO             PORTFOLIO
                                                  -------------------------       -------------------     --------------------------
                                                       2002          2001          2002          2001         2002          2001
                                                       ----          ----          ----          ----         ----          ----

OPERATIONS:
   Net investment income (loss) ................  $    20,141   $       466   $   (54,028)  $   (65,016)  $     5,901   $    (3,502)
   Realized gain (loss) ........................      (12,934)       25,179      (588,761)     (347,708)     (112,821)      (42,711)
   Change in unrealized gain (loss)
      on investments ...........................     (266,838)      (21,904)   (1,333,060)   (1,405,548)       71,275       (61,783)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         resulting from operations .............     (259,631)        3,741    (1,975,849)   (1,818,272)      (35,645)     (107,996)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
   Participant purchase payments ...............      565,259       143,340       917,527     1,667,806       172,678        34,226
   Participant transfers from other
      funding options ..........................      110,031       146,656       176,982       175,727       972,988       544,481
   Administrative and asset allocation charges .           --            --            --            --            --            --
   Contract surrenders .........................      (11,269)       (2,977)     (418,855)     (495,827)      (25,651)      (13,457)
   Participant transfers to other
      funding options ..........................      (76,045)      (22,096)     (715,771)     (648,238)     (921,544)     (536,531)
   Other payments to participants ..............           --            --       (56,570)      (28,240)          (58)          (75)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         resulting from unit transactions ......      587,976       264,923       (96,687)      671,228       198,413        28,644
                                                  -----------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in net assets .      328,345       268,664    (2,072,536)   (1,147,044)      162,768       (79,352)

NET ASSETS:
   Beginning of year ...........................      766,625       497,961     8,199,142     9,346,186       304,420       383,772
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of year .................................  $ 1,094,970   $   766,625   $ 6,126,606   $ 8,199,142   $   467,188   $   304,420
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements
                                      -40-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

MFS EMERGING GROWTH PORTFOLIO     MFS MID CAP GROWTH PORTFOLIO          MFS RESEARCH PORTFOLIO      SOCIAL AWARENESS STOCK PORTFOLIO
-----------------------------     ----------------------------          ----------------------      --------------------------------
     2002             2001             2002             2001             2002             2001            2002             2001
     ----             ----             ----             ----             ----             ----            ----             ----

$      (178)     $       (18)     $   (59,036)     $  (101,477)     $    (5,912)     $   (14,352)    $   (14,001)     $   (34,858)
       (960)             784       (1,445,752)       1,440,261         (208,584)          51,354        (301,913)         (70,400)

     (5,059)            (863)      (2,113,618)      (3,822,523)         (58,650)        (373,693)       (843,110)        (671,569)
-----------      -----------      -----------      -----------      -----------      -----------     -----------      -----------

     (6,197)             (97)      (3,618,406)      (2,483,739)        (273,146)        (336,691)     (1,159,024)        (776,827)
-----------      -----------      -----------      -----------      -----------      -----------     -----------      -----------

      9,833            3,477          299,216        1,572,654            8,113           16,419         351,096        1,147,868

      9,700            5,000          195,807          552,419            1,240           37,392          71,220          202,700
         --               --               --               --               --              --               --               --
         --               --         (342,858)        (155,983)        (176,754)         (38,744)       (334,479)        (163,036)

     (4,099)              --         (748,201)        (748,872)         (59,679)         (15,367)       (422,341)        (395,306)
         --               --             (842)          (8,145)              --               --              --               --
-----------      -----------      -----------      -----------      -----------      -----------     -----------      -----------

     15,434            8,477         (596,878)       1,212,073         (227,080)            (300)       (334,504)         792,226
-----------      -----------      -----------      -----------      -----------      -----------     -----------      -----------
      9,237            8,380       (4,215,284)      (1,271,666)        (500,226)        (336,991)     (1,493,528)          15,399

      8,380               --        7,522,541        8,794,207        1,089,220        1,426,211       4,471,359        4,455,960
-----------      -----------      -----------      -----------      -----------      -----------     -----------      -----------
$    17,617      $     8,380      $ 3,307,257      $ 7,522,541      $   588,994      $ 1,089,220     $ 2,977,831      $ 4,471,359
===========      ===========      ===========      ===========      ===========      ===========     ===========      ===========

                       See Notes to Financial Statements
                                      -41-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     STRATEGIC STOCK        TRAVELERS QUALITY BOND           U.S. GOVERNMENT
                                                        PORTFOLIO                   PORTFOLIO              SECURITIES PORTFOLIO
                                                    -----------------       ----------------------      -------------------------
                                                     2002        2001          2002           2001           2002           2001
                                                     ----        ----          ----           ----           ----           ----

OPERATIONS:
   Net investment income (loss) ..................  $  --  $      5,714   $    491,575   $     89,179   $    891,109   $    161,767
   Realized gain (loss) ..........................     --        (9,218)       128,094         47,705        215,334         25,636
   Change in unrealized gain (loss)
      on investments .............................     --       (11,105)      (269,341)        13,737        194,265         39,457
                                                    -----  ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
         resulting from operations ...............     --       (14,609)       350,328        150,621      1,300,708        226,860
                                                    -----  ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
   Participant purchase payments .................     --        57,165      3,093,930      2,852,665      7,593,762      2,821,299
   Participant transfers from other
      funding options ............................     --           698        654,019        973,752      5,915,265      1,520,380
   Administrative and asset allocation charges ...     --            --             --             --             --             --
   Contract surrenders ...........................     --       (15,331)      (309,652)      (219,681)      (611,442)      (248,435)
   Participant transfers to other
      funding options ............................     --      (228,083)    (1,490,791)      (947,777)    (2,946,032)      (755,129)
   Other payments to participants ................     --            --        (10,780)        (1,873)       (21,672)          (110)
                                                    -----  ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
         resulting from unit transactions ........     --      (185,551)     1,936,726      2,657,086      9,929,881      3,338,005
                                                    -----  ------------   ------------   ------------   ------------   ------------
         Net increase (decrease) in net assets ...     --      (200,160)     2,287,054      2,807,707     11,230,589      3,564,865

NET ASSETS:
   Beginning of year .............................     --       200,160      5,854,722      3,047,015      6,989,094      3,424,229
                                                    -----  ------------   ------------   ------------   ------------   ------------
   End of year ...................................  $  --  $         --   $  8,141,776   $  5,854,722   $ 18,219,683   $  6,989,094
                                                    =====  ============   ============   ============   ============   ============

                       See Notes to Financial Statements
                                      -42-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

      UTILITIES PORTFOLIO       AIM CAPITAL APPRECIATION PORTFOLIO    ALLIANCE GROWTH PORTFOLIO        MFS TOTAL RETURN PORTFOLIO
-----------------------------  ------------------------------------  ---------------------------      -----------------------------
      2002             2001             2002             2001             2002             2001             2002             2001
      ----             ----             ----             ----             ----             ----             ----             ----

$    119,299     $     22,073     $     (3,291)    $         --     $    (70,033)    $   (159,640)    $    647,297     $    110,233
    (417,757)         117,024          (12,387)              16       (1,907,383)       1,924,512          427,997          233,151

    (587,257)      (1,108,982)         (26,341)              --       (2,948,459)      (4,184,242)      (1,873,560)        (387,592)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

    (885,715)        (969,885)         (42,019)              16       (4,925,875)      (2,419,370)        (798,266)         (44,208)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     178,974        1,037,711           23,375               --          981,352        2,543,532        5,435,881        4,412,505

     166,709          575,843          707,662              500          219,167          363,295        1,117,612        1,272,456
          --               --               --               --               --               --               --               --
     (99,824)         (80,408)         (20,170)             (25)        (530,849)        (484,776)        (349,304)        (333,290)

    (682,908)        (521,317)        (125,232)            (491)      (1,765,485)      (1,015,588)        (886,742)        (762,223)
     (26,210)              --               --               --          (52,639)         (41,121)             626          (22,795)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

    (463,259)       1,011,829          585,635              (16)      (1,148,454)       1,365,342        5,318,073        4,566,653
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

  (1,348,974)          41,944          543,616               --       (6,074,329)      (1,054,028)       4,519,807        4,522,445

   3,131,960        3,090,016               --               --       14,802,797       15,856,825        8,220,763        3,698,318
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$  1,782,986     $  3,131,960     $    543,616     $         --     $  8,728,468     $ 14,802,797     $ 12,740,570     $  8,220,763
============     ============     ============     ============     ============     ============     ============     ============

                       See Notes to Financial Statements
                                      -43-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   PUTNAM DIVERSIFIED         SMITH BARNEY AGGRESSIVE         SMITH BARNEY
                                                    INCOME PORTFOLIO             GROWTH PORTFOLIO         HIGH INCOME PORTFOLIO
                                                --------------------------    -----------------------   -------------------------
                                                     2002          2001          2002          2001          2002          2001
                                                     ----          ----          ----          ----          ----          ----

OPERATIONS:
   Net investment income (loss) ..............  $   178,737   $    31,473   $   (51,973)  $   (10,657)  $    80,267   $    32,333
   Realized gain (loss) ......................       (4,823)       (5,249)     (148,811)          207       (28,132)      (19,942)
   Change in unrealized gain (loss)
      on investments .........................     (140,181)      (15,806)   (1,528,271)      133,882       (68,760)      (33,955)
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         resulting from operations ...........       33,733        10,418    (1,729,055)      123,432       (16,625)      (21,564)
                                                -----------   -----------   -----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
   Participant purchase payments .............      208,319       146,438     3,059,871     2,630,820       102,027       109,070
   Participant transfers from other
      funding options ........................      206,918        88,520       801,533       530,470        54,669        62,651
   Administrative and asset allocation charges           --            --            --            --            --            --
   Contract surrenders .......................      (57,218)      (12,718)     (137,258)      (12,592)       (6,961)       (3,948)
   Participant transfers to other
     funding options .........................      (41,202)      (46,889)     (568,291)      (43,329)      (94,390)     (110,510)
   Other payments to participants ............           --            --        (8,584)      (21,127)           --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         resulting from unit transactions ....      316,817       175,351     3,147,271     3,084,242        55,345        57,263
                                                -----------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in net assets      350,550       185,769     1,418,216     3,207,674        38,720        35,699

NET ASSETS:
   Beginning of year .........................      499,423       313,654     3,207,674            --       305,742       270,043
                                                -----------   -----------   -----------   -----------   -----------   -----------
   End of year ...............................  $   849,973   $   499,423   $ 4,625,890   $ 3,207,674   $   344,462   $   305,742
                                                ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements
                                      -44-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                      SMITH BARNEY
 SMITH BARNEY INTERNATIONAL       LARGE CAPITALIZATION            EMERGING GROWTH PORTFOLIO         ENTERPRISE PORTFOLIO
  ALL CAP GROWTH PORTFOLIO           GROWTH PORTFOLIO                 - CLASS II SHARES              - CLASS II SHARES
---------------------------      ----------------------         ----------------------------   ----------------------------
     2002            2001            2002            2001            2002            2001           2002            2001
     ----            ----            ----            ----            ----            ----           ----            ----

$    (5,685)    $   (37,956)    $   (47,264)    $   (79,770)    $      (974)    $        --    $      (120)    $       (10)
   (384,723)       (583,897)       (416,887)        (93,582)           (151)             --         (1,198)             --

   (294,533)       (667,403)     (1,170,513)       (812,682)        (30,653)             --         (2,983)            239
-----------     -----------     -----------     -----------     -----------     -----------    -----------     -----------

   (684,941)     (1,289,256)     (1,634,664)       (986,034)        (31,778)             --         (4,301)            229
-----------     -----------     -----------     -----------     -----------     -----------    -----------     -----------

    177,984         383,605         457,956         679,165         122,255              --         10,625           4,207

    186,593       2,082,237         179,788         298,863          10,989              --          5,100              --
         --              --              --              --              --              --             --              --
    (70,189)        (63,461)       (343,323)       (277,671)             --              --             --              --

   (488,175)     (2,314,522)       (686,915)       (343,594)             --              --         (7,593)             --
         --          (4,937)           (756)           (938)             --              --             --              --
-----------     -----------     -----------     -----------     -----------     -----------    -----------     -----------

   (193,787)         82,922        (393,250)        355,825         133,244              --          8,132           4,207
-----------     -----------     -----------     -----------     -----------     -----------    -----------     -----------

   (878,728)     (1,206,334)     (2,027,914)       (630,209)        101,466              --          3,831           4,436

  2,671,266       3,877,600       6,410,420       7,040,629              --              --          4,436              --
-----------     -----------     -----------     -----------     -----------     -----------    -----------     -----------
$ 1,792,538     $ 2,671,266     $ 4,382,506     $ 6,410,420     $   101,466     $        --    $     8,267     $     4,436
===========     ===========     ===========     ===========     ===========     ===========    ===========     ===========

                       See Notes to Financial Statements
                                      -45-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     SMITH BARNEY SMALL CAP    ASSET MANAGER PORTFOLIO -  CONTRAFUND(R) PORTFOLIO -
                                                GROWTH OPPORTUNITIES PORTFOLIO      SERVICE CLASS 2            SERVICE CLASS 2
                                               ------------------------------- -------------------------  --------------------------
                                                       2002          2001          2002          2001          2002          2001
                                                       ----          ----          ----          ----          ----          ----

OPERATIONS:
   Net investment income (loss) ................  $      (658)  $      (205)  $    42,153   $    34,165   $    (5,849)  $      (124)
   Realized gain (loss) ........................       (2,713)          262       (53,249)       (9,504)         (837)       (1,353)
   Change in unrealized gain (loss)
      on investments ...........................      (16,185)          578      (232,659)     (103,941)      (68,586)        1,458
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         resulting from operations .............      (19,556)          635      (243,755)      (79,280)      (75,272)          (19)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
UNIT TRANSACTIONS:
   Participant purchase payments ...............       58,229            --     1,703,549       700,024       914,762        57,200
   Participant transfers from other
      funding options ..........................       58,295        74,876        59,004        70,773       242,154        12,871
   Administrative and asset allocation charges .           --            --            --            --            --            --
   Contract surrenders .........................       (1,217)         (102)     (118,748)      (94,941)       (3,364)           --
   Participant transfers to other
      funding options ..........................      (40,334)      (51,216)     (214,516)      (91,559)       (8,282)           --
   Other payments to participants ..............           --            --            --            --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         resulting from unit transactions ......       74,973        23,558     1,429,289       584,297     1,145,270        70,071
                                                  -----------   -----------   -----------   -----------   -----------   -----------
         Net increase (decrease) in net assets .       55,417        24,193     1,185,534       505,017     1,069,998        70,052

NET ASSETS:
   Beginning of year ...........................       24,193            --     1,870,977     1,365,960        70,052            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of year .................................  $    79,610   $    24,193   $ 3,056,511   $ 1,870,977   $ 1,140,050   $    70,052
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                       See Notes to Financial Statements
                                      -46-

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

   DYNAMIC CAPITAL APPRECIATION                 MID CAP PORTFOLIO -
   PORTFOLIO  - SERVICE CLASS 2                    SERVICE CLASS 2                               COMBINED
-----------------------------------       -----------------------------------      ---------------------------------------
       2002                 2001                 2002                 2001                 2002                 2001
       ----                 ----                 ----                 ----                 ----                 ----

$        (197)       $         (16)       $      (7,421)       $        (273)       $   5,232,856        $   3,013,450
       (3,529)              (1,094)             (13,834)                 (91)         (11,942,802)          10,196,130

       (5,854)                  --              (81,807)               3,649          (50,268,135)         (41,204,447)
-------------        -------------        -------------        -------------        -------------        -------------

       (9,580)              (1,110)            (103,062)               3,285          (56,978,081)         (27,994,867)
-------------        -------------        -------------        -------------        -------------        -------------

       43,890                   --              996,526               90,742          126,908,576          118,811,325

       91,132               10,000              335,638               35,018           50,429,360           61,440,736
           --                   --                   --                   --             (824,715)            (596,657)
         (693)                  --               (6,314)                 (81)         (20,220,226)         (13,604,266)

      (14,996)              (8,890)            (175,570)             (10,538)         (59,869,633)         (65,188,495)
           --                   --                   --                   --             (760,155)            (501,643)
-------------        -------------        -------------        -------------        -------------        -------------

      119,333                1,110            1,150,280              115,141           95,663,207          100,361,000
-------------        -------------        -------------        -------------        -------------        -------------

      109,753                   --            1,047,218              118,426           38,685,126           72,366,133

           --                   --              118,426                   --          328,080,394          255,714,261
-------------        -------------        -------------        -------------        -------------        -------------
$     109,753        $          --        $   1,165,644        $     118,426        $ 366,765,520        $ 328,080,394
=============        =============        =============        =============        =============        =============

                       See Notes to Financial Statements
                                      -47-

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Six for Variable Annuities ("Separate Account
Six") is a separate account of The Travelers Life and Annuity Company ("The
Company"), which is a wholly owned subsidiary of The Travelers Insurance
Company, an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate
Account Six is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Six is comprised of the Travelers
Retirement Account product.

Participant purchase payments applied to Separate Account Six are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2002, the investments comprising Separate Account Six were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
     Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company
   Managed Assets Trust, Massachusetts business trust, Affiliate of The Company
   Money Market Portfolio, Massachusetts business trust, Affiliate of The
     Company
   AIM Variable Insurance Funds, Delaware business trust
          AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
   CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
     Company
          CitiStreet Diversified Bond Fund - Class I (formerly CitiStreet
            Diversified Bond Fund)
          CitiStreet International Stock Fund - Class I (formerly CitiStreet
            International Stock Fund)
          CitiStreet Large Company Stock Fund - Class I (formerly CitiStreet
            Large Company Stock Fund)
          CitiStreet Small Company Stock Fund - Class I (formerly
            CitiStreet Small Company Stock Fund)
   Credit Suisse Trust (Formerly Credit Suisse Warburg Pincus Trust),
     Massachusetts business trust
          Credit Suisse Emerging Markets Portfolio (Formerly Credit Suisse Trust
            Emerging Markets Portfolio)
   Delaware VIP Trust (Formerly Delaware Group Premium Fund, Inc.), Maryland
     business trust
          VIP REIT Series - Standard Class (Formerly REIT Series)
          VIP Small Cap Value Series - Standard Class (Formerly Small Cap Value
            Series)
   Dreyfus Variable Investment Fund, Maryland business trust
          Appreciation Portfolio - Initial Shares
          Small Cap Portfolio - Initial Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
          Appreciation Portfolio
          Equity Index Portfolio - Class II Shares
          Fundamental Value Portfolio
   Janus Aspen Series, Delaware business trust
          Aggressive Growth Portfolio - Service Shares
          Balanced Portfolio - Service Shares
          Worldwide Growth Portfolio - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
          Total Return Portfolio - Administrative Class (Formerly Total Return
            Bond Portfolio)
   Putnam Variable Trust, Massachusetts business trust
          Putnam VT International Growth Fund - Class IB Shares
          Putnam VT Small Cap Value Fund - Class IB Shares
          Putnam VT Voyager II Fund - Class IB Shares
   Salomon Brothers Variable Series Fund Inc., Maryland business trust,
     Affiliate of The Company
          Capital Fund - Class I (Formerly Capital Fund)
          Investors Fund - Class I (Formerly Investors Fund)
          Small Cap Growth Fund - Class I (Formerly Small Cap Growth Fund)
          Total Return Fund - Class I (Formerly Total Return Fund)
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
     The Company
          Smith Barney Large Cap Core Portfolio
          Smith Barney Premier Selections All Cap Growth Portfolio
   Strong Variable Insurance Funds, Inc., Wisconsin business trust
          Strong Multi Cap Value Fund II

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        The Travelers Series Trust, Massachusetts business trust, Affiliate of
          The Company
               Disciplined Mid Cap Stock Portfolio
               Equity Income Portfolio
               Federated Stock Portfolio
               Large Cap Portfolio
               Lazard International Stock Portfolio
               MFS Emerging Growth Portfolio
               MFS Mid Cap Growth Portfolio
               MFS Research Portfolio
               Social Awareness Stock Portfolio
               Travelers Quality Bond Portfolio
               U.S. Government Securities Portfolio
               Utilities Portfolio
        Travelers Series Fund Inc., Maryland business trust, Affiliate of The
          Company
               AIM Capital Appreciation Portfolio
               Alliance Growth Portfolio
               MFS Total Return Portfolio
               Putnam Diversified Income Portfolio
               Smith Barney Aggressive Growth Portfolio
               Smith Barney High Income Portfolio
               Smith Barney International All Cap GrowthPortfolio
               Smith Barney Large Capitalization Growth Portfolio
        Van Kampen Life Investment Trust, Delaware business trust
               Emerging Growth Portfolio - Class II Shares
               Enterprise Portfolio - Class II Shares
        Variable Annuity Portfolios, Massachusetts business trust,
          Affiliate of The Company
               Smith Barney Small Cap Growth Opportunities Portfolio
        Variable Insurance Products Fund II, Massachusetts business trust
               Asset Manager Portfolio - Service Class 2
               Contrafund(R) Portfolio - Service Class 2
        Variable Insurance Products Fund III, Massachusetts business trust
               Dynamic Capital Appreciation Portfolio - Service Class 2
               Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

On July 12, 2002, AIM Capital Appreciation Portfolio of the Travelers Series
Fund Inc. was substituted in place of Montgomery Variable Series: Growth Fund of
The Montgomery Funds III and Equity Portfolio of The OCC Accumulation Trust,
which are no longer available in this Separate Account.

Effective April 27, 2001, the assets of Intermediate-Term Bond of American
Odyssey Funds, Inc. were combined with the assets of Long-Term Bond Fund of
American Odyssey Funds, Inc. (currently the CitiStreet Diversified Bond Fund of
CitiStreet Funds, Inc.). At the effective date, Separate Account Six held
1,303,815 shares of Intermediate-Term Bond Fund having a market value of
$12,971,887, which were exchanged for 1,180,335 shares of CitiStreet Diversified
Bond equal in value.

Effective April 27, 2001, the assets of Global High-Yield Bond Fund of American
Odyssey Funds, Inc. were combined with the assets of Long-Term Bond Fund of
American Odyssey Funds, Inc. (currently the CitiStreet Diversified Bond Fund of
CitiStreet Funds, Inc.). At the effective date, Separate Account Six held
637,409 shares of Global High-Yield Bond Fund having a market value of
$5,060,944, which were exchanged for 460,504 shares of CitiStreet Diversified
Bond equal in value.

Effective October 26, 2001, the assets of Strategic Stock Portfolio of The
Travelers Series Trust were combined into Investors Fund of Salomon Brothers
Variable Series Fund Inc. At the effective date, Separate Account Six held
23,379 shares of Strategic Stock Portfolio having a market value of $209,299, which were exchanged for 17,128 shares of Investors Fund equal in value.

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective  October  26,  2001,  the assets of  Disciplined  Small Cap Stock
     Portfolio of The Travelers Series Trust were  liquidated.  At the effective date,  Separate  Account Six held 27,996  shares of  Disciplined  Small Cap
     Stock  Portfolio  having a market  value of  $245,804,  which  were used to purchase 245,804 shares of Money Market Portfolio equal in value.

     The following is a summary of significant  accounting policies consistently followed  by  Separate  Account  Six in the  preparation  of its  financial statements.

     SECURITY  VALUATION.  Investments  are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.  Income from  dividends and realized gain (loss)  distributions,  are recorded on the ex-distribution date.

     FEDERAL INCOME TAXES. The operations of Separate Account Six form a part of the total  operations  of The  Company  and are not taxed  separately.  The
     Company is taxed as a life  insurance  company  under the Internal  Revenue
     Code of 1986, as amended (the "Code").  Under  existing  federal income tax law, no taxes are payable on the investment income of Separate Account Six.
     Separate Account Six is not taxed as a "regulated investment company" under
     Subchapter M of the Code.

     FINANCIAL  HIGHLIGHTS.  In 2001, Separate Account Six adopted the financial highlights  disclosure  recommended by the American  Institute of Certified
     Public  Accountants  Audit Guide for Investment  Companies ("AICPA Guide").
     The AICPA Guide allows for the prospective  application of this disclosure, which will  ultimately  display a five year period.  It is comprised of the units,  unit values,  investment  income  ratio,  expense  ratios and total returns  for each  sub-account.  Since  each  sub-account  offers  multiple contract charges,  certain  information is provided in the form of a range.
     The range  information  may reflect  varying time periods if assets did not exist with all contract  charge options of the  sub-account  for the entire year.

     OTHER.   The  preparation  of  financial   statements  in  conformity  with
     accounting  principles  generally  accepted in the United States of America requires  management  to make  estimates  and  assumptions  that affect the reported  amounts of assets and  liabilities  and  disclosure of contingent assets and  liabilities  at the date of the  financial  statements  and the reported  amounts of revenues and  expenses  during the  reporting  period.
     Actual results could differ from those estimates.

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

2.   INVESTMENTS

     The aggregate  costs of purchases  and proceeds  from sales of  investments were $155,824,816 and $52,876,284 respectively, for the year ended December
     31,  2002.  Realized  gains and losses  from  investment  transactions  are reported on an average  cost  basis.  The cost of  investments  in eligible funds was $477,398,483 at December 31, 2002. Gross unrealized  appreciation for all investments at December 31, 2002 was $4,248,436.  Gross  unrealized depreciation for all investments at December 31, 2002 was $114,840,490.

3.   CONTRACT CHARGES

     Insurance  charges are paid for the  mortality and expense risks assumed by
     The Company. Each business day, The Company deducts a mortality and expense charge which is reflected in the  calculation of  accumulation  and annuity unit  values.  This  charge  equals,  on an annual  basis,  0.80%,  for the
     Standard  Death Benefit  contracts  (identified in Note 5 with a preface of
     "Standard")  and 1.25% for the Optional Death Benefit and Credit  contracts
     (identified in Note 5 with a preface of "Optional").

     No sales charge is deducted from  participant  purchase  payments when they are received.  However,  The Company may assess a contingent deferred sales charge (up to 5% if a participant's  purchase payment is surrendered within five  years of its  payment  date).  Contract  surrender  payments  include
     $439,188 and $344,860 of  contingent  deferred  sales charges for the years ended December 31, 2002 and 2001, respectively.  See the product prospectus for a more detailed explanation of withdrawal charges.

     Participants in CitiStreet  Funds, Inc.  (formerly  American Odyssey Funds,
     Inc.) (the "Funds"),  may elect to enter into a separate  asset  allocation advisory  agreement with CitiStreet  Financial  Services LLC ("CitiStreet")
     (formerly Copeland Financial  Services,  Inc.) an affiliate of The Company.
     Under this  arrangement,  CitiStreet  provides asset allocation  advice and charges  participants  an annual fee. The annual fee, which  decreases as a participant's  assets in the Funds increase,  is equivalent to an amount of up to 0.80% of the  participant's  assets in the Funds.  These fees totaled
     $824,838  and  $596,602,  for the years ended  December  31, 2002 and 2001, respectively.

     If the  Variable  Annuitization  Floor  Benefit  is  selected,  a charge is deducted.  This charge  compensates The Company for  guaranteeing a minimum variable  annuity  payment  regardless  of the  performance  of the funding option.  This charge will vary based upon market  conditions,  but will not exceed 3%  annually.  This charge  will be set at the time of election  and will remain level  throughout the term of  annuitization.  If the Liquidity
     Benefit  is  selected,  there is a  surrender  charge  of 5% of the  amount withdrawn.  This  floor  benefit  feature  is  available  in  Equity  Index
     Portfolio - Class II Shares,  Travelers  Quality  Bond  Portfolio  and U.S.
     Government Securities Portfolio only. Accordingly, in Note 5, these funding options list the values  associated with each of these charges in effect as of December 31, 1999.

4.   OTHER

     If the Optional Death Benefit and Credit is selected,  The Company will add a credit to the contract with each purchase  payment.  Each credit is added to the contract value when the applicable  purchase  payment is applied and will equal 2% of each purchase payment.  These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional  annuitization  credit is applied  to a  contract  value once an annuity option is purchased.  This credit equals 0.5% of the contract value if annuitized  during contract years 2-5, 1% during contract years 6-10 and
     2% after  contract  year 10. There is no credit  applied to contracts  held less than one year.

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. NET CONTRACT OWNERS' EQUITY*

                                                                                      DECEMBER 31, 2002
                                                             -----------------------------------------------------------------------
                                                             ACCUMULATION       ANNUITY      UNIT         ACCUMULATION     ANNUITY
                                                                 UNITS           UNITS       VALUE         NET ASSETS     NET ASSETS
                                                             ------------       -------    --------      --------------  -----------

Capital Appreciation Fund
   Standard, 3% AIR .....................................       1,837,286           --     $    0.406    $   746,200     $        --
   Standard, 5% AIR .....................................              --           --          0.406             --              --
   Optional, 3% AIR .....................................      22,659,093           --          0.401      9,092,745              --
   Optional, 5% AIR .....................................              --           --          0.401             --              --

High Yield Bond Trust
   Standard, 3% AIR .....................................         408,574        3,182          1.107        452,213           3,522
   Standard, 5% AIR .....................................              --           --          1.107             --              --
   Optional, 3% AIR .....................................       4,108,978           --          1.089      4,473,703              --
   Optional, 5% AIR .....................................              --       19,894          1.089             --          21,660

Managed Assets Trust
   Standard, 3% AIR .....................................       1,042,680           --          0.918        957,538              --
   Standard, 5% AIR .....................................              --           --          0.918             --              --
   Optional, 3% AIR .....................................      17,701,490           --          0.903     15,981,762              --
   Optional, 5% AIR .....................................              --           --          0.903             --              --

Money Market Portfolio
   Standard, 3% AIR .....................................       1,258,378           --          1.125      1,416,142              --
   Standard, 5% AIR .....................................              --           --          1.125             --              --
   Optional, 3% AIR .....................................      19,138,733           --          1.107     21,178,960              --
   Optional, 5% AIR .....................................              --        7,788          1.107             --           8,618

AIM Variable Insurance Funds
 AIM V.I. Premier Equity Fund - Series I
   Standard, 3% AIR .....................................          55,895           --          0.615         34,354              --
   Standard, 5% AIR .....................................              --           --          0.615             --              --
   Optional, 3% AIR .....................................         222,446           --          0.610        135,697              --
   Optional, 5% AIR .....................................              --           --          0.610             --              --

CitiStreet Funds, Inc.
 CitiStreet Diversified Bond Fund - Class I
   Standard, 3% AIR .....................................       3,359,458        1,357          1.251      4,202,202           1,698
   Standard, 5% AIR .....................................              --           --          1.251             --              --
   Optional, 3% AIR .....................................      55,075,082           --          1.230     67,729,519              --
   Optional, 5% AIR .....................................              --       38,664          1.230             --          47,547

CitiStreet International Stock Fund - Class I
   Standard, 3% AIR .....................................       2,025,194           --          0.697      1,411,480              --
   Standard, 5% AIR .....................................              --           --          0.697             --              --
   Optional, 3% AIR .....................................      34,603,236           --          0.685     23,710,152              --
   Optional, 5% AIR .....................................              --        7,775          0.685             --           5,328

CitiStreet Large Company Stock Fund - Class I
   Standard, 3% AIR .....................................       3,575,680           --          0.537      1,920,862              --
   Standard, 5% AIR .....................................              --           --          0.537             --              --
   Optional, 3% AIR .....................................      62,427,499           --          0.528     32,971,453              --
   Optional, 5% AIR .....................................              --       16,062          0.528             --           8,483

CitiStreet Small Company Stock Fund - Class I
   Standard, 3% AIR .....................................         739,822           --          1.220        902,626              --
   Standard, 5% AIR .....................................              --           --          1.220             --              --
   Optional, 3% AIR .....................................      13,461,239           --          1.199     16,146,641              --
   Optional, 5% AIR .....................................              --        6,266          1.199             --           7,516

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                      DECEMBER 31, 2002
                                                             -----------------------------------------------------------------------
                                                             ACCUMULATION       ANNUITY      UNIT         ACCUMULATION     ANNUITY
                                                                 UNITS           UNITS       VALUE         NET ASSETS     NET ASSETS
                                                             ------------       -------    --------      --------------  -----------

Credit Suisse Trust
   Credit Suisse Emerging Markets Portfolio
      Standard, 3% AIR .................................          45,812           --      $    0.804     $   36,831      $       --
      Standard, 5% AIR .................................              --           --           0.804             --              --
      Optional, 3% AIR .................................       1,367,460           --           0.791      1,081,694              --
      Optional, 5% AIR .................................              --           --           0.791             --              --

Delaware VIP Trust
   VIP REIT Series - Standard Class
      Standard, 3% AIR .................................         242,449           --           1.366        331,226              --
      Standard, 5% AIR .................................              --           --           1.366             --              --
      Optional, 3% AIR .................................       1,701,926           --           1.345      2,289,285              --
      Optional, 5% AIR .................................              --           --           1.345             --              --
   VIP Small Cap Value Series - Standard Class
      Standard, 3% AIR .................................         139,177           --           1.208        168,057              --
      Standard, 5% AIR .................................              --           --           1.208             --              --
      Optional, 3% AIR .................................       2,275,311           --           1.188      2,702,101              --
      Optional, 5% AIR .................................              --           --           1.188             --              --

Dreyfus Variable Investment Fund
   Appreciation Portfolio - Initial Shares
      Standard, 3% AIR .................................         352,837        3,186           0.792        279,356           2,523
      Standard, 5% AIR .................................              --           --           0.792             --              --
      Optional, 3% AIR .................................       5,185,802           --           0.778      4,036,568              --
      Optional, 5% AIR .................................              --           --           0.778             --              --
   Small Cap Portfolio - Initial Shares
      Standard, 3% AIR .................................         540,784           --           1.041        563,137              --
      Standard, 5% AIR .................................              --           --           1.041             --              --
      Optional, 3% AIR .................................       7,605,604           --           1.024      7,787,693              --
      Optional, 5% AIR .................................              --           --           1.024             --              --

Greenwich Street Series Fund
   Appreciation Portfolio
      Standard, 3% AIR .................................          82,395           --           0.772         63,598              --
      Standard, 5% AIR .................................              --           --           0.772             --              --
      Optional, 3% AIR .................................       1,764,167           --           0.766      1,351,529              --
      Optional, 5% AIR .................................              --           --           0.766             --              --

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                      DECEMBER 31, 2002
                                                             -----------------------------------------------------------------------
                                                             ACCUMULATION       ANNUITY      UNIT         ACCUMULATION     ANNUITY
                                                                 UNITS           UNITS       VALUE         NET ASSETS     NET ASSETS
                                                             ------------       -------    --------      --------------  -----------

Greenwich Street Series Fund (continued)
   Equity Index Portfolio - Class II Shares
      Standard, 3% AIR .....................................     1,579,613           208   $    0.682    $  1,077,586   $       142
      Standard, 3% AIR .62% Floor Charge ...................            --        16,623        0.666              --        11,077
      Standard, 3% AIR 1.10% Floor Charge ..................            --            --        0.654              --            --
      Standard, 5% AIR .....................................            --            --        0.682              --            --
      Optional, 3% AIR .....................................    19,891,293        55,612        0.671       3,340,412        37,297
      Optional, 3% AIR .83% Floor Charge ...................            --            --        0.650              --            --
      Optional, 3% AIR 1.40% Floor Charge ..................            --            --        0.636              --            --
      Optional, 5% AIR .....................................            --        55,452        0.671              --        37,190
   Fundamental Value Portfolio
      Standard, 3% AIR .....................................       486,577            --        0.722         351,093            --
      Standard, 5% AIR .....................................            --            --        0.722              --            --
      Optional, 3% AIR .....................................     7,006,816            --        0.716       5,017,900            --
      Optional, 5% AIR .....................................            --            --        0.716              --            --

Janus Aspen Series
   Aggressive Growth Portfolio - Service Shares
      Standard, 3% AIR .....................................            --            --        0.551              --            --
      Standard, 5% AIR .....................................            --            --        0.551              --            --
      Optional, 3% AIR .....................................        85,735            --        0.546          46,849            --
      Optional, 5% AIR .....................................            --            --        0.546              --            --
   Balanced Portfolio - Service Shares
      Standard, 3% AIR .....................................        83,564            --        0.891          74,462            --
      Standard, 5% AIR .....................................            --            --        0.891              --            --
      Optional, 3% AIR .....................................     1,287,096            --        0.884       1,138,312            --
      Optional, 5% AIR .....................................            --            --        0.884              --            --
   Worldwide Growth Portfolio - Service Shares
      Standard, 3% AIR .....................................       382,579            --        0.453         173,413            --
      Standard, 5% AIR .....................................            --            --        0.453              --            --
      Optional, 3% AIR .....................................    10,635,258            --        0.448       4,763,129            --
      Optional, 5% AIR .....................................            --            --        0.448              --            --

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class
      Standard, 3% AIR .....................................       388,046            --        1.144         443,875            --
      Standard, 5% AIR .....................................            --            --        1.144              --            --
      Optional, 3% AIR .....................................     4,516,791            --        1.135       5,127,932            --
      Optional, 5% AIR .....................................            --            --        1.135              --            --

Putnam Variable Trust
   Putnam VT International Growth Fund - Class IB Shares
      Standard, 3% AIR .....................................        89,131            --        0.703          62,667            --
      Standard, 5% AIR .....................................            --            --        0.703              --            --
      Optional, 3% AIR .....................................       689,548            --        0.698         481,185            --
      Optional, 5% AIR .....................................            --            --        0.698              --            --

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                             DECEMBER 31, 2002
                                                                    ----------------------------------------------------------------
                                                                    ACCUMULATION     ANNUITY    UNIT        ACCUMULATION   ANNUITY
                                                                        UNITS         UNITS     VALUE        NET ASSETS   NET ASSETS
                                                                    ------------     -------    -----       ------------  ----------

Putnam Variable Trust (continued)
   Putnam VT Small Cap Value Fund - Class IB Shares
      Standard, 3% AIR ...........................................      235,414         --   $    0.886     $  208,596   $       --
      Standard, 5% AIR ...........................................           --         --        0.886             --           --
      Optional, 3% AIR ...........................................    1,954,682         --        0.879      1,719,035           --
      Optional, 5% AIR ...........................................           --         --        0.879             --           --
   Putnam VT Voyager II Fund - Class IB Shares
      Standard, 3% AIR ...........................................       11,671         --        0.564          6,588           --
      Standard, 5% AIR ...........................................           --         --        0.564             --           --
      Optional, 3% AIR ...........................................      100,451         --        0.560         56,274           --
      Optional, 5% AIR ...........................................           --         --        0.560             --           --

Salomon Brothers Variable Series Fund In
   Capital Fund - Class I
      Standard, 3% AIR ...........................................      340,827         --        1.077        367,099           --
      Standard, 5% AIR ...........................................           --         --        1.077             --           --
      Optional, 3% AIR ...........................................    7,710,524         --        1.059      8,164,917           --
      Optional, 5% AIR ...........................................           --     31,927        1.059             --       33,808
   Investors Fund - Class I
      Standard, 3% AIR ...........................................      140,603         --        0.903        126,958           --
      Standard, 5% AIR ...........................................           --         --        0.903             --           --
      Optional, 3% AIR ...........................................    3,254,316         --        0.888      2,889,200           --
      Optional, 5% AIR ...........................................           --         --        0.888             --           --
   Small Cap Growth Fund - Class I
      Standard, 3% AIR ...........................................           --         --        0.631             --           --
      Standard, 5% AIR ...........................................           --         --        0.631             --           --
      Optional, 3% AIR ...........................................      317,694         --        0.626        198,845           --
      Optional, 5% AIR ...........................................           --         --        0.626             --           --
   Total Return Fund - Class I
      Standard, 3% AIR ...........................................       10,605         --        0.975         10,338           --
      Standard, 5% AIR ...........................................           --         --        0.975             --           --
      Optional, 3% AIR ...........................................      475,598         --        0.958        455,815           --
      Optional, 5% AIR ...........................................           --         --        0.958             --           --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio
      Standard, 3% AIR ...........................................       20,096         --        0.659         13,238           --
      Standard, 5% AIR ...........................................           --         --        0.659             --           --
      Optional, 3% AIR ...........................................      108,345         15        0.654         70,839           10
      Optional, 5% AIR ...........................................           --         --        0.654             --           --
   Smith Barney Premier Selections All Cap Growth Portfolio
      Standard, 3% AIR ...........................................           --         --        0.652             --           --
      Standard, 5% AIR ...........................................           --         --        0.652             --           --
      Optional, 3% AIR ...........................................       14,026         --        0.647          9,077           --
      Optional, 5% AIR ...........................................           --         --        0.647             --           --

Strong Variable Insurance Funds, Inc. ............................
   Strong Multi Cap Value Fund II
      Standard, 3% AIR ...........................................        9,511         --        0.739          7,024           --
      Standard, 5% AIR ...........................................           --         --        0.739             --           --
      Optional, 3% AIR ...........................................      772,740         --        0.727        561,795           --
      Optional, 5% AIR ...........................................           --         --        0.727             --           --

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                         DECEMBER 31, 2002
                                                           -------------------------------------------------------------------------
                                                          ACCUMULATION     ANNUITY         UNIT       ACCUMULATION        ANNUITY
                                                             UNITS          UNITS          VALUE       NET ASSETS        NET ASSETS
                                                          ------------     -------        ------      ------------       -----------
The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio

      Standard, 3% AIR ............................          244,570           --       $    1.060       $  259,201       $       --
      Standard, 5% AIR ............................               --           --            1.060               --               --
      Optional, 3% AIR ............................        4,104,988           --            1.043        4,281,637               --
      Optional, 5% AIR ............................               --           --            1.043               --               --
   Equity Income Portfolio
      Standard, 3% AIR ............................        1,010,175        1,698            0.874          882,992            1,485
      Standard, 5% AIR ............................               --           --            0.874               --               --
      Optional, 3% AIR ............................        8,843,180           --            0.859        7,599,777               --
      Optional, 5% AIR ............................               --           --            0.859               --               --
   Federated Stock Portfolio
      Standard, 3% AIR ............................           52,941           --            0.802           42,452               --
      Standard, 5% AIR ............................               --           --            0.802               --               --
      Optional, 3% AIR ............................        1,334,565           --            0.789        1,052,518               --
      Optional, 5% AIR ............................               --           --            0.789               --               --
   Large Cap Portfolio
      Standard, 3% AIR ............................          448,488           --            0.652          292,467               --
      Standard, 5% AIR ............................               --           --            0.652               --               --
      Optional, 3% AIR ............................        9,099,937           --            0.641        5,834,139               --
      Optional, 5% AIR ............................               --           --            0.641               --               --
   Lazard International Stock Portfolio
      Standard, 3% AIR ............................           37,915        1,392            0.663           25,138              923
      Standard, 5% AIR ............................               --           --            0.663               --               --
      Optional, 3% AIR ............................          676,518           --            0.652          441,127               --
      Optional, 5% AIR ............................               --           --            0.652               --               --
   MFS Emerging Growth Portfolio
      Standard, 3% AIR ............................               --           --            0.531               --               --
      Standard, 5% AIR ............................               --           --            0.531               --               --
      Optional, 3% AIR ............................           33,417           --            0.527           17,617               --
      Optional, 5% AIR ............................               --           --            0.527               --               --
   MFS Mid Cap Growth Portfolio
      Standard, 3% AIR ............................          249,539           --            0.668          166,810               --
      Standard, 5% AIR ............................               --           --            0.668               --               --
      Optional, 3% AIR ............................        4,763,802           --            0.658        3,132,549               --
      Optional, 5% AIR ............................               --       12,011            0.658               --            7,898
   MFS Research Portfolio
      Standard, 3% AIR ............................           16,448           --            0.649           10,676               --
      Standard, 5% AIR ............................               --           --            0.649               --               --
      Optional, 3% AIR ............................          906,193           --            0.638          578,318               --
      Optional, 5% AIR ............................               --           --            0.638               --               --

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                     DECEMBER 31, 2002
                                                          --------------------------------------------------------------------------
                                                          ACCUMULATION     ANNUITY         UNIT       ACCUMULATION        ANNUITY
                                                             UNITS          UNITS          VALUE       NET ASSETS        NET ASSETS
                                                          ------------     -------        ------      ------------       -----------

The Travelers Series Trust (continued)
   Social Awareness Stock Portfolio
      Standard, 3% AIR .............................          205,435          --      $    0.686       $   140,990      $        --
      Standard, 5% AIR .............................               --          --           0.686                --               --
      Optional, 3% AIR .............................        4,204,405          --           0.675         2,836,841               --
      Optional, 5% AIR .............................               --          --           0.675                --               --
   Travelers Quality Bond Portfolio
      Standard, 3% AIR .............................          324,873          --           1.186           385,294               --
      Standard, 3% AIR .25% Floor Charge ...........               --          --           1.175                --               --
      Standard, 3% AIR .43% Floor Charge ...........               --          --           1.167                --               --
      Standard, 5% AIR .............................               --          --           1.186                --               --
      Optional, 3% AIR .............................        6,632,682          --           1.166         7,733,809               --
      Optional, 3% AIR .33% Floor Charge ...........               --          --           1.152                --               --
      Optional, 3% AIR .53% Floor Charge ...........               --          --           1.143                --               --
      Optional, 5% AIR .............................               --      19,445           1.166                --           22,673
   U.S. Government Securities Portfolio
      Standard, 3% AIR .............................          672,580       1,588           1.301           874,834            2,065
      Standard, 3% AIR .25% Floor Charge ...........               --          --           1.289                --               --
      Standard, 3% AIR .43% Floor Charge ...........               --          --           1.280                --               --
      Standard, 5% AIR .............................               --          --           1.301                --               --
      Optional, 3% AIR .............................       13,561,473          --           1.279        17,342,784               --
      Optional, 3% AIR .33% Floor Charge ...........               --          --           1.263                --               --
      Optional, 3% AIR .53% Floor Charge ...........               --          --           1.253                --               --
      Optional, 5% AIR .............................               --          --           1.279                --               --
   Utilities Portfolio
      Standard, 3% AIR .............................          177,705          --           0.625           111,124               --
      Standard, 5% AIR .............................               --          --           0.625                --               --
      Optional, 3% AIR .............................        2,717,974          --           0.615         1,671,862               --
      Optional, 5% AIR .............................               --          --           0.615                --               --
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Standard, 3% AIR .............................           38,688          --           0.654            25,321               --
      Standard, 5% AIR .............................               --          --           0.654                --               --
      Optional, 3% AIR .............................          797,904          --           0.650           518,295               --
      Optional, 5% AIR .............................               --          --           0.650                --               --
   Alliance Growth Portfolio
      Standard, 3% AIR .............................          905,227       2,470           0.598           541,767            1,478
      Standard, 5% AIR .............................               --          --           0.598                --               --
      Optional, 3% AIR .............................       13,880,085          --           0.588         8,166,972               --
      Optional, 5% AIR .............................               --      31,017           0.588                --           18,251
   MFS Total Return Portfolio
      Standard, 3% AIR .............................          994,730          --           1.073         1,066,965               --
      Standard, 5% AIR .............................               --          --           1.073                --               --
      Optional, 3% AIR .............................       11,066,498          --           1.055        11,673,605               --
      Optional, 5% AIR .............................               --          --           1.055                --               --

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. NET CONTRACT OWNERS' EQUITY (CONTINUED)*

                                                                                     DECEMBER 31, 2002
                                                          --------------------------------------------------------------------------
                                                          ACCUMULATION     ANNUITY         UNIT       ACCUMULATION        ANNUITY
                                                             UNITS          UNITS          VALUE       NET ASSETS        NET ASSETS
                                                          ------------     -------        ------      ------------       -----------

Travelers Series Fund Inc. (continued)
   Putnam Diversified Income Portfolio
      Standard, 3% AIR .............................           29,999           --     $     1.084     $     32,518     $         --
      Standard, 5% AIR .............................               --           --           1.084               --               --
      Optional, 3% AIR .............................          766,337           --           1.067          817,455               --
      Optional, 5% AIR .............................               --           --           1.067               --               --
   Smith Barney Aggressive Growth Portfolio
      Standard, 3% AIR .............................          372,023           --           0.634          235,844               --
      Standard, 5% AIR .............................               --           --           0.634               --               --
      Optional, 3% AIR .............................        6,977,293           --           0.629        4,390,046               --
      Optional, 5% AIR .............................               --           --           0.629               --               --
   Smith Barney High Income Portfolio
      Standard, 3% AIR .............................           17,421           --           0.842           14,661               --
      Standard, 5% AIR .............................               --           --           0.842               --               --
      Optional, 3% AIR .............................          398,340           --           0.828          329,801               --
      Optional, 5% AIR .............................               --           --           0.828               --               --
   Smith Barney International All Cap Growth Portfolio
      Standard, 3% AIR .............................          184,371           --           0.597          110,059               --
      Standard, 5% AIR .............................               --           --           0.597               --               --
      Optional, 3% AIR .............................        2,866,785           --           0.587        1,682,479               --
      Optional, 5% AIR .............................               --           --           0.587               --               --
   Smith Barney Large Capitalization Growth Portfolio
      Standard, 3% AIR .............................          335,753           --           0.677          227,264               --
      Standard, 5% AIR .............................               --           --           0.677               --               --
      Optional, 3% AIR .............................        6,231,232           --           0.666        4,146,963               --
      Optional, 5% AIR .............................               --       12,440           0.666               --            8,279

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares
      Standard, 3% AIR .............................               --           --           0.546               --               --
      Standard, 5% AIR .............................               --           --           0.546               --               --
      Optional, 3% AIR .............................          187,292           --           0.542          101,466               --
      Optional, 5% AIR .............................               --           --           0.542               --               --
   Enterprise Portfolio - Class II Shares
      Standard, 3% AIR .............................               --           --           0.637               --               --
      Standard, 5% AIR .............................               --           --           0.637               --               --
      Optional, 3% AIR .............................           13,084           --           0.632            8,267               --
      Optional, 5% AIR .............................               --           --           0.632               --               --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Standard, 3% AIR .............................               --           --           0.700               --               --
      Standard, 5% AIR .............................               --           --           0.700               --               --
      Optional, 3% AIR .............................          114,615           --           0.695           79,610               --
      Optional, 5% AIR .............................               --           --           0.695               --               --

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2
      Standard, 3% AIR .............................          227,798           --           0.813          185,111               --
      Standard, 5% AIR .............................               --           --           0.813               --               --
      Optional, 3% AIR .............................        3,576,168           --           0.803        2,871,400               --
      Optional, 5% AIR .............................               --           --           0.803               --               --

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. NET CONTRACT OWNERS' EQUITY (CONTINUED)
                                                                                       DECEMBER 31, 2002
                                                          --------------------------------------------------------------------------
                                                          ACCUMULATION     ANNUITY         UNIT       ACCUMULATION        ANNUITY
                                                             UNITS          UNITS          VALUE       NET ASSETS        NET ASSETS
                                                          ------------     -------        ------      ------------       -----------

Variable Insurance Products Fund II (continued)
   Contrafund(R) Portfolio - Service Class 2
      Standard, 3% AIR .............................          208,513          --      $    0.852       $    177,616     $        --
      Standard, 5% AIR .............................               --          --           0.852                 --              --
      Optional, 3% AIR .............................        1,138,367          --           0.845            962,434              --
      Optional, 5% AIR .............................               --          --           0.845                 --              --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -
   Service Class 2
      Standard, 3% AIR .............................            5,993          --           0.776              4,651              --
      Standard, 5% AIR .............................               --          --           0.776                 --              --
      Optional, 3% AIR .............................          136,449          --           0.770            105,102              --
      Optional, 5% AIR .............................               --          --           0.770                 --              --
   Mid Cap Portfolio - Service Class 2
      Standard, 3% AIR .............................          100,887          --           0.921             92,955              --
      Standard, 5% AIR .............................               --          --           0.921                 --              --
      Optional, 3% AIR .............................        1,173,002          --           0.914          1,072,689              --
      Optional, 5% AIR .............................               --          --           0.914                 --              --
                                                                                                        ------------     -----------
Net Contract Owners' Equity                                                                             $366,476,049     $   289,471
                                                                                                        ============     ===========

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. STATEMENT OF INVESTMENTS

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2002
                                                            ------------------------------------------------------------------------
INVESTMENTS                                                    NO. OF             MARKET             COST OF             PROCEEDS
                                                               SHARES             VALUE             PURCHASES           FROM SALES
                                                            ------------     ---------------     ---------------     ---------------

   CAPITAL APPRECIATION FUND (2.7%)
        Total (Cost $18,645,337)                                 221,728     $     9,840,276     $     2,258,608     $     2,062,864
                                                            ------------     ---------------     ---------------     ---------------
   HIGH YIELD BOND TRUST (1.3%)
        Total (Cost $5,508,401)                                  610,574           4,951,754           2,917,772           1,028,356
                                                            ------------     ---------------     ---------------     ---------------
   MANAGED ASSETS TRUST (4.6%)
        Total (Cost $23,362,941)                               1,283,452          16,941,569           2,726,431           2,841,347
                                                            ------------     ---------------     ---------------     ---------------
   MONEY MARKET PORTFOLIO (6.2%)
        Total (Cost $22,598,688)                              22,598,688          22,598,688          13,851,113          10,619,108
                                                            ------------     ---------------     ---------------     ---------------
   AIM VARIABLE INSURANCE FUNDS (0.0%)
      AIM V.I. Premier Equity Fund - Series I
        Total (Cost $204,475)                                     10,485             170,072             182,460              60,010
                                                            ------------     ---------------     ---------------     ---------------
   CITISTREET FUNDS, INC. (40.7%)
      CitiStreet Diversified Bond Fund -
        Class I (Cost $68,241,431)                             6,227,560          71,990,593          23,382,074           4,416,297
      CitiStreet International Stock Fund -
        Class I (Cost $38,008,151)                             2,710,926          25,130,281          11,946,906           2,512,270
      CitiStreet Large Company Stock Fund -
        Class I (Cost $51,707,788)                             4,160,364          34,905,456          13,755,786             793,897
      CitiStreet Small Company Stock Fund -
        Class I (Cost $26,136,214)                             2,004,590          17,059,064           5,531,504             946,725
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $184,093,584)                             15,103,440         149,085,394          54,616,270           8,669,189
                                                            ------------     ---------------     ---------------     ---------------
   CREDIT SUISSE TRUST (0.3%)
      Credit Suisse Emerging Markets Portfolio
        Total (Cost $1,804,204)                                  150,360           1,118,678             271,200             190,518
                                                            ------------     ---------------     ---------------     ---------------
   DELAWARE VIP TRUST (1.5%)
      VIP REIT Series - Standard Class
        (Cost $2,594,643)                                        223,431           2,620,851           2,806,422           1,076,740
      VIP Small Cap Value Series -
        Standard Class (Cost $3,011,374)                         158,244           2,870,540           2,138,157             292,585
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $5,606,017)                                  381,675           5,491,391           4,944,579           1,369,325
                                                            ------------     ---------------     ---------------     ---------------
   DREYFUS VARIABLE INVESTMENT FUND (3.5%)
      Appreciation Portfolio -
        Initial Shares (Cost $5,655,580)                         150,070           4,319,022             819,393           1,017,771
      Small Cap Portfolio -
        Initial Shares (Cost $13,780,657)                        294,083           8,351,946           1,959,889           1,178,565
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $19,436,237)                                 444,153          12,670,968           2,779,282           2,196,336
                                                            ------------     ---------------     ---------------     ---------------
   GREENWICH STREET SERIES FUND (5.8%)
      Appreciation Portfolio
        (Cost $1,577,845)                                         80,507           1,415,315           1,579,401             146,000
      Equity Index Portfolio -
        Class II Shares (Cost $21,457,365)                       676,884          14,505,631           3,277,229           1,813,582
      Fundamental Value Portfolio
        (Cost $6,610,211)                                        368,798           5,369,704           4,623,391             455,153
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $29,645,421)                               1,126,189          21,290,650           9,480,021           2,414,735
                                                            ------------     ---------------     ---------------     ---------------
   JANUS ASPEN SERIES (1.7%)
      Aggressive Growth Portfolio -
        Service Shares (Cost $62,332)                              3,000              46,855              10,069               4,897
      Balanced Portfolio - Service Shares
        (Cost $1,290,332)                                         56,892           1,212,935           1,113,162              92,832
      Worldwide Growth Portfolio -
        Service Shares (Cost $9,143,813)                         235,666           4,937,205             876,224             827,673
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $10,496,477)                                 295,558           6,196,995           1,999,455             925,402
                                                            ------------     ---------------     ---------------     ---------------

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. STATEMENT OF INVESTMENTS (CONTINUED)

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2002
                                                            ------------------------------------------------------------------------
INVESTMENTS                                                    NO. OF             MARKET             COST OF             PROCEEDS
                                                               SHARES             VALUE             PURCHASES           FROM SALES
                                                            ------------     ---------------     ---------------     ---------------

   OCC ACCUMULATION TRUST (0.0%)
      Equity Portfolio
        Total (Cost $0)                                               --     $            --     $        21,118     $       300,969
                                                            ------------     ---------------     ---------------     ---------------
   PIMCO VARIABLE INSURANCE TRUST (1.5%)
      Total Return Portfolio - Administrative Class
        Total (Cost $5,487,368)                                  544,726           5,572,547           5,403,226             199,182
                                                            ------------     ---------------     ---------------     ---------------
   PUTNAM VARIABLE TRUST (0.7%)
      Putnam VT International Growth Fund -
        Class IB Shares (Cost $563,681)                           53,854             543,923           1,654,680           1,170,548
      Putnam VT Small Cap Value Fund -
        Class IB Shares (Cost $2,286,880)                        158,543           1,927,882           2,270,541             332,035
      Putnam VT Voyager II Fund -
        Class IB Shares (Cost $68,521)                            17,963              62,871              95,526              24,464
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $2,919,082)                                  230,360           2,534,676           4,020,747           1,527,047
                                                            ------------     ---------------     ---------------     ---------------
   SALOMON BROTHERS VARIABLE SERIES FUND INC. (3.3%)
      Capital Fund - Class I (Cost $11,127,481)                  760,832           8,566,967           3,434,496           1,441,442
      Investors Fund - Class I (Cost $3,912,826)                 310,665           3,016,560             828,629             630,024
      Small Cap Growth Fund - Class I (Cost $261,244)             24,194             198,873             199,297              39,884
      Total Return Fund - Class I (Cost $506,302)                 48,921             466,216             209,105              56,226
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $15,807,853)                               1,144,612          12,248,616           4,671,527           2,167,576
                                                            ------------     ---------------     ---------------     ---------------
   SMITH BARNEY INVESTMENT SERIES (0.0%)
      Smith Barney Large Cap Core Portfolio
        (Cost $108,195)                                           11,929              84,098              77,155              38,572
      Smith Barney Premier Selections All Cap
        Growth Portfolio (Cost $12,342)                            1,034               9,078              10,766               3,220
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $120,537)                                     12,963              93,176              87,921              41,792
                                                            ------------     ---------------     ---------------     ---------------
   STRONG VARIABLE INSURANCE FUNDS, INC. (0.2%)
      Strong Multi Cap Value Fund II
        Total (Cost $727,811)                                     78,038             568,896             349,187              58,335
                                                            ------------     ---------------     ---------------     ---------------
   THE MONTGOMERY FUNDS III (0.0%)
      Montgomery Variable Series: Growth Fund
        Total (Cost $0)                                               --                  --                  --             441,478
                                                            ------------     ---------------     ---------------     ---------------
   THE TRAVELERS SERIES TRUST (15.2%)
      Disciplined Mid Cap Stock Portfolio
        (Cost $5,497,005)                                        346,411           4,541,445           1,935,496             644,655
      Equity Income Portfolio
        (Cost $9,927,195)                                        665,519           8,485,370           3,710,847           1,087,242
      Federated Stock Portfolio
        (Cost $1,390,562)                                         90,806           1,095,117             693,862              85,677
      Large Cap Portfolio (Cost $10,534,284)                     577,514           6,127,429             868,042           1,018,775
      Lazard International Stock Portfolio
        (Cost $488,191)                                           59,071             467,250           1,116,944             912,599
      MFS Emerging Growth Portfolio
        (Cost $23,541)                                             2,434              17,620              19,530               4,273
      MFS Mid Cap Growth Portfolio
        (Cost $9,793,178)                                        658,905           3,307,701             395,896           1,052,140
      MFS Research Portfolio
        (Cost $1,141,184)                                         90,350             589,085              13,397             246,410
      Social Awareness Stock Portfolio
        (Cost $4,438,436)                                        165,733           2,978,230             421,516             770,078
      Travelers Quality Bond Portfolio
        (Cost $8,330,618)                                        738,248           8,142,871           3,909,841           1,367,555
      U.S. Government Securities Portfolio
        (Cost $17,834,249)                                     1,386,768          18,222,134          13,076,442           2,134,476
      Utilities Portfolio (Cost $3,244,253)                      199,466           1,783,223             447,793             791,833
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $72,642,696)                               4,981,225          55,757,475          26,609,606          10,115,713
                                                            ------------     ---------------     ---------------     ---------------

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. STATEMENT OF INVESTMENTS (CONTINUED)

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2002
                                                            ------------------------------------------------------------------------
                                                               NO. OF             MARKET             COST OF             PROCEEDS
                                                               SHARES             VALUE             PURCHASES           FROM SALES
                                                            ------------     ---------------     ---------------     ---------------

   TRAVELERS SERIES FUND INC. (9.3%)

      AIM Capital Appreciation Portfolio
        (Cost $570,030)                                           69,883     $       543,689     $       728,347     $       145,930
      Alliance Growth Portfolio
        (Cost $19,215,738)                                       717,307           8,729,631             876,702           2,095,527
      MFS Total Return Portfolio
        (Cost $14,798,286)                                       896,080          12,742,260           7,086,836             637,890
      Putnam Diversified Income Portfolio
        (Cost $1,027,436)                                        102,668             850,087             583,987              88,369
      Smith Barney Aggressive Growth Portfolio
        (Cost $6,020,898)                                        511,782           4,626,510           3,528,225             432,630
      Smith Barney High Income Portfolio
        (Cost $482,974)                                           55,033             344,508             240,018             104,389
      Smith Barney International All Cap
        Growth Portfolio (Cost $3,260,932)                       203,956           1,792,776             365,641             565,144
      Smith Barney Large Capitalization
        Growth Portfolio (Cost $6,664,403)                       450,010           4,383,097             563,163           1,003,744
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $52,040,697)                               3,006,719          34,012,558          13,972,919           5,073,623
                                                            ------------     ---------------     ---------------     ---------------
   VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
      Emerging Growth Portfolio -
        Class II Shares (Cost $132,132)                            5,327             101,480             133,208                 925
      Enterprise Portfolio -
        Class II Shares (Cost $11,013)                               790               8,268              15,741               7,728
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $143,145)                                      6,117             109,748             148,949               8,653
                                                            ------------     ---------------     ---------------     ---------------
   VARIABLE ANNUITY PORTFOLIOS (0.0%)
      Smith Barney Small Cap Growth
        Opportunities Portfolio
        Total (Cost $95,229)                                      11,214              79,621             127,470              53,146
                                                            ------------     ---------------     ---------------     ---------------
   VARIABLE INSURANCE PRODUCTS FUND II (1.2%)
      Asset Manager Portfolio -
        Service Class 2 (Cost $3,445,380)                        242,805           3,056,919           1,790,346             318,682
      Contrafund(R)Portfolio -
        Service Class 2 (Cost $1,207,324)                         63,521           1,140,196           1,153,870              14,311
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $4,652,704)                                  306,326           4,197,115           2,944,216             332,993
                                                            ------------     ---------------     ---------------     ---------------
   VARIABLE INSURANCE PRODUCTS FUND III (0.3%)
      Dynamic Capital Appreciation Portfolio -
        Service Class 2 (Cost $115,623)                           19,532             109,768             135,164              16,013
      Mid Cap Portfolio - Service Class 2
        (Cost $1,243,956)                                         67,038           1,165,798           1,305,575             162,574
                                                            ------------     ---------------     ---------------     ---------------
        Total (Cost $1,359,579)                                   86,570           1,275,566           1,440,739             178,587
                                                            ------------     ---------------     ---------------     ---------------
TOTAL INVESTMENTS (100%)
  (COST $477,398,483)                                                        $   366,806,429     $   155,824,816     $    52,876,284
                                                                             ===============     ===============     ===============

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. FINANCIAL HIGHLIGHTS

                                              YEAR              UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO   TOTAL RETURN
                                             ENDED    UNITS     LOWEST TO      ASSETS    INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)  HIGHEST (%)     HIGHEST (%)*
                                             ------   ------    -----------   -------  -----------  -----------     ------------

CAPITAL APPRECIATION FUND ..................  2002    24,496   0.401 - 0.406    9,839      1.59     0.80 - 1.25    (26.01) - (25.78)
                                              2001    24,515   0.542 - 0.547   13,302      0.49     0.80 - 1.25    (27.05) - (26.58)
HIGH YIELD BOND TRUST ......................  2002     4,541   1.089 - 1.107    4,951     16.09     0.80 - 1.25         3.32 - 3.75
                                              2001     3,427   1.054 - 1.067    3,616      6.41     0.80 - 1.25         8.21 - 8.66
MANAGED ASSETS TRUST .......................  2002    18,744   0.903 - 0.918   16,939      6.17     0.80 - 1.25      (9.70) - (9.38)
                                              2001    20,076   1.000 - 1.013   20,096      2.74     0.80 - 1.25      (6.28) - (5.86)
MONEY MARKET PORTFOLIO .....................  2002    20,405   1.107 - 1.125   22,604      1.37     0.80 - 1.25         0.18 - 0.54
                                              2001    17,518   1.105 - 1.119   19,375      3.59     0.80 - 1.25         0.09 - 2.94
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund - Series I ..  2002       278   0.610 - 0.615      170      0.50     0.80 - 1.25    (31.15) - (30.74)
                                              2001       103           0.886       91      0.39            1.25               (4.32)
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund -
    Class I ................................  2002    58,475   1.230 - 1.251   71,981      4.37     0.80 - 1.25         7.61 - 8.12
                                              2001    43,875   1.143 - 1.157   50,169      4.71     0.80 - 1.25         5.54 - 5.95
  CitiStreet International Stock Fund -
    Class I ................................  2002    36,636   0.685 - 0.697   25,127      0.65     0.80 - 1.25    (23.29) - (22.90)
                                              2001    25,633   0.893 - 0.904   22,906      1.28     0.80 - 1.25    (22.42) - (22.07)
  CitiStreet Large Company Stock Fund -
    Class I ................................  2002    66,019   0.528 - 0.537   34,901      0.70     0.80 - 1.25    (23.81) - (23.50)
                                              2001    44,578   0.693 - 0.702   30,918      0.89     0.80 - 1.25    (16.81) - (16.43)
  CitiStreet Small Company Stock Fund -
    Class I ................................  2002    14,207   1.199 - 1.220   17,057      0.55     0.80 - 1.25    (24.69) - (24.32)
                                              2001    11,111   1.592 - 1.612   17,702      0.05     0.80 - 1.25         0.32 - 0.75
CREDIT SUISSE TRUST
  Credit Suisse Emerging Markets
    Portfolio ..............................  2002     1,413   0.791 - 0.804    1,119      0.19     0.80 - 1.25    (12.69) - (12.23)
                                              2001     1,316   0.906 - 0.916    1,193        --     0.80 - 1.25    (10.74) - (10.37)
DELAWARE VIP TRUST
  VIP REIT Series - Standard Class .........  2002     1,944   1.345 - 1.366    2,621      1.57     0.80 - 1.25         3.22 - 3.64
                                              2001       697   1.303 - 1.318      910      1.70     0.80 - 1.25         7.42 - 7.94
  VIP Small Cap Value Series -
    Standard Class .........................  2002     2,414   1.188 - 1.208    2,870      0.36     0.80 - 1.25      (6.75) - (6.28)
                                              2001     1,037   1.274 - 1.289    1,321      0.73     0.80 - 1.25       10.49 - 10.93
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio - Initial Shares ..  2002     5,542   0.778 - 0.792    4,318      1.05     0.80 - 1.25    (17.76) - (17.33)
                                              2001     5,842   0.946 - 0.958    5,534      0.85     0.80 - 1.25    (10.50) - (10.05)
  Small Cap Portfolio - Initial Shares .....  2002     8,146   1.024 - 1.041    8,351      0.04     0.80 - 1.25    (20.12) - (19.80)
                                              2001     7,553   1.282 - 1.298    9,689      0.46     0.80 - 1.25      (7.30) - (6.89)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio ...................  2002     1,847   0.766 - 0.772    1,415      2.46     0.80 - 1.25    (18.60) - (18.13)
                                              2001       174   0.941 - 0.943      164        --     0.80 - 1.25      (1.57) - (1.47)
  Equity Index Portfolio - Class II Shares .  2002    21,599   0.666 - 0.682   14,504      1.87     0.80 - 1.42    (23.54) - (23.02)
                                              2001    20,009   0.871 - 0.886   17,517      0.69     0.80 - 1.42    (13.59) - (13.05)
  Fundamental Value Portfolio ..............  2002     7,493   0.716 - 0.722    5,369      1.41     0.80 - 1.25    (22.26) - (21.86)
                                              2001     2,778   0.921 - 0.924    2,560      0.28     0.80 - 1.25     (10.58) - (5.33)

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR              UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO   TOTAL RETURN
                                             ENDED    UNITS     LOWEST TO      ASSETS    INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)  HIGHEST (%)     HIGHEST (%)*
                                             ------   ------    -----------   -------  -----------  -----------     ------------

JANUS ASPEN SERIES
  Aggressive Growth Portfolio -
    Service Shares .........................  2002        86           0.546       47        --            1.25              (29.09)
                                              2001        76           0.770       59        --            1.25              (10.47)
  Balanced Portfolio - Service Shares ......  2002     1,371   0.884 - 0.891    1,213      2.53     0.80 - 1.25      (7.92) - (7.38)
                                              2001       289           0.960      277      2.90            1.25               (4.00)
  Worldwide Growth Portfolio -
    Service Shares .........................  2002    11,018   0.448 - 0.453    4,937      0.59     0.80 - 1.25    (26.56) - (26.34)
                                              2001    10,929   0.610 - 0.615    6,673      0.27     0.80 - 1.25    (23.65) - (23.22)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -
    Administrative Class ...................  2002     4,905   1.135 - 1.144    5,572      4.04     0.80 - 1.25         7.69 - 8.23
                                              2001       261   1.054 - 1.057      276      2.15     0.80 - 1.25         2.62 - 3.84
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares ........................  2002       779   0.698 - 0.703      544      0.36     0.80 - 1.25    (18.65) - (18.35)
                                              2001       135   0.858 - 0.861      116        --     0.80 - 1.25     (14.20) - 14.04
  Putnam VT Small Cap Value Fund - Class
    IB Shares ..............................  2002     2,190   0.879 - 0.886    1,928      0.11     0.80 - 1.25    (19.36) - (18.94)
                                              2001       391   1.090 - 1.093      426        --     0.80 - 1.25         2.64 - 2.82
  Putnam VT Voyager II Fund -
    Class IB Shares ........................  2002       112   0.560 - 0.564       63        --     0.80 - 1.25    (30.52) - (27.51)
                                              2001         +           0.806        +        --            1.25                0.00
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I ...................  2002     8,083   1.059 - 1.077    8,566      0.44     0.80 - 1.25    (26.00) - (25.67)
                                              2001     6,717   1.431 - 1.449    9,613      0.81     0.80 - 1.25         0.63 - 1.12
  Investors Fund - Class I .................  2002     3,395   0.888 - 0.903    3,016      1.19     0.80 - 1.25    (23.97) - (23.67)
                                              2001     3,228   1.168 - 1.183    3,773      0.92     0.80 - 1.25      (5.35) - (4.90)
  Small Cap Growth Fund - Class I ..........  2002       318           0.626      199        --            1.25              (35.53)
                                              2001       123   0.971 - 0.974      119        --     0.80 - 1.25       (1.82) - 1.88
  Total Return Fund - Class I ..............  2002       486   0.958 - 0.975      466      1.75     0.80 - 1.25      (8.06) - (7.58)
                                              2001       336   1.042 - 1.055      350      2.38     0.80 - 1.25      (2.07) - (1.59)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap
    Core Portfolio .........................  2002       128   0.654 - 0.659       84      0.63     0.80 - 1.25    (26.93) - (26.53)
                                              2001        86   0.895 - 0.897       77        --     0.80 - 1.25     (11.91) - (5.08)
  Smith Barney Premier Selections All
    Cap Growth Portfolio ...................  2002        14           0.647        9      0.07            1.25              (27.71)
                                              2001         6           0.895        5        --            1.25               (8.77)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II ...........  2002       782   0.727 - 0.739      569      0.56     0.80 - 1.25    (24.11) - (23.74)
                                              2001       493   0.958 - 0.969      473      0.01     0.80 - 1.25         2.79 - 3.30
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio ......  2002     4,350   1.043 - 1.060    4,541      0.61     0.80 - 1.25    (15.41) - (15.00)
                                              2001     3,272   1.233 - 1.247    4,035      0.30     0.80 - 1.25      (5.23) - (4.81)
  Equity Income Portfolio ..................  2002     9,855   0.859 - 0.874    8,484      1.21     0.80 - 1.25    (15.03) - (14.65)
                                              2001     7,222   1.011 - 1.024    7,307      1.22     0.80 - 1.25      (7.76) - (7.33)
  Federated Stock Portfolio ................  2002     1,388   0.789 - 0.802    1,095      3.11     0.80 - 1.25    (20.30) - (19.96)
                                              2001       774   0.990 - 1.002      767      1.31     0.80 - 1.25         0.41 - 0.91

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR              UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO   TOTAL RETURN
                                             ENDED    UNITS     LOWEST TO      ASSETS    INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)  HIGHEST (%)     HIGHEST (%)*
                                             ------   ------    -----------   -------  -----------  -----------     ------------

THE TRAVELERS SERIES TRUST (CONTINUED)

  Large Cap Portfolio ......................  2002     9,548   0.641 - 0.652    6,127      0.48     0.80 - 1.25    (23.78) - (23.38)
                                              2001     9,746   0.841 - 0.851    8,199      0.48     0.80 - 1.25    (18.35) - (18.02)
  Lazard International Stock Portfolio .....  2002       716   0.652 - 0.663      467      2.81     0.80 - 1.25    (14.10) - (13.67)
                                              2001       401   0.759 - 0.768      304      0.16     0.80 - 1.25    (27.09) - (26.79)
  MFS Emerging Growth Portfolio ............  2002        33           0.527       18        --            1.25              (35.10)
                                              2001        10           0.812        8        --            1.25               (3.45)
  MFS Mid Cap Growth Portfolio .............  2002     5,025   0.658 - 0.668    3,307        --     0.80 - 1.25    (49.42) - (49.28)
                                              2001     5,778   1.301 - 1.317    7,523        --     0.80 - 1.25    (24.62) - (24.27)
  MFS Research Portfolio ...................  2002       923   0.638 - 0.649      589      0.56     0.80 - 1.25    (26.07) - (25.74)
                                              2001     1,262   0.863 - 0.874    1,089      0.04     0.80 - 1.25    (23.43) - (23.06)
  Social Awareness Stock Portfolio .........  2002     4,410   0.675 - 0.686    2,978      0.85     0.80 - 1.25    (25.74) - (25.52)
                                              2001     4,915   0.909 - 0.921    4,471      0.42     0.80 - 1.25    (16.76) - (16.27)
  Travelers Quality Bond Portfolio .........  2002     6,977   1.166 - 1.186    8,142      8.04     0.80 - 1.25         4.48 - 4.96
                                              2001     5,244   1.116 - 1.130    5,855      3.38     0.80 - 1.25         5.78 - 6.30
  U.S. Government Securities Portfolio .....  2002    14,236   1.279 - 1.301   18,220      9.27     0.80 - 1.25       12.19 - 12.74
                                              2001     6,129   1.140 - 1.154    6,989      4.10     0.80 - 1.25         4.49 - 5.00
  Utilities Portfolio ......................  2002     2,896   0.615 - 0.625    1,783      6.61     0.80 - 1.25    (31.13) - (30.79)
                                              2001     3,507   0.893 - 0.903    3,132      1.84     0.80 - 1.25    (23.94) - (23.67)
TRAVELERS SERIES FUND INC.

  AIM Capital Appreciation Portfolio .......  2002       837   0.650 - 0.654      544        --     0.80 - 1.25     (24.57) - (4.97)
  Alliance Growth Portfolio ................  2002    14,819   0.588 - 0.598    8,728      0.58     0.80 - 1.25    (34.45) - (34.14)
                                              2001    16,490   0.897 - 0.908   14,803      0.20     0.80 - 1.25    (14.41) - (14.10)
  MFS Total Return Portfolio ...............  2002    12,061   1.055 - 1.073   12,741      7.12     0.80 - 1.25      (6.39) - (5.96)
                                              2001     7,286   1.127 - 1.141    8,221      2.87     0.80 - 1.25      (1.31) - (0.78)
  Putnam Diversified Income Portfolio ......  2002       796   1.067 - 1.084      850     28.67     0.80 - 1.25         4.61 - 5.04
                                              2001       489   1.020 - 1.032      499      8.12     0.80 - 1.25         2.48 - 2.93
  Smith Barney Aggressive
    Growth Portfolio .......................  2002     7,349   0.629 - 0.634    4,626        --     0.80 - 1.25    (33.51) - (33.19)
                                              2001     3,391   0.946 - 0.949    3,208        --     0.80 - 1.25      (8.75) - (8.42)
  Smith Barney High Income Portfolio .......  2002       416   0.828 - 0.842      344     25.32     0.80 - 1.25      (4.39) - (3.99)
                                              2001       353   0.866 - 0.877      306     11.21     0.80 - 1.25      (5.04) - (4.47)
  Smith Barney International All Cap
    Growth Portfolio .......................  2002     3,051   0.587 - 0.597    1,793      0.96     0.80 - 1.25    (26.63) - (26.30)
                                              2001     3,337   0.800 - 0.810    2,671        --     0.80 - 1.25    (32.03) - (31.70)
  Smith Barney Large Capitalization
    Growth Portfolio .......................  2002     6,579   0.666 - 0.677    4,383      0.34     0.80 - 1.25    (25.67) - (25.36)
                                              2001     7,152   0.896 - 0.907    6,410        --     0.80 - 1.25    (13.60) - (13.21)

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                              YEAR              UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO   TOTAL RETURN
                                             ENDED    UNITS     LOWEST TO      ASSETS    INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)  HIGHEST (%)     HIGHEST (%)*
                                             ------   ------    -----------   -------  -----------  -----------     ------------

VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio -
    Class II Shares ........................  2002       187           0.542      101      0.02            1.25              (32.50)
  Enterprise Portfolio - Class II Shares ...  2002        13           0.632        8      0.17            1.25              (30.47)
                                              2001         5           0.909        4        --            1.25                5.45
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio ................  2002       115           0.695       80        --            1.25              (26.53)
                                              2001        26           0.946       24        --            1.25              (10.92)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Service Class 2   2002     3,804   0.803 - 0.813    3,057      2.96     0.80 - 1.25     (10.18) - (9.67)
                                              2001     2,092   0.894 - 0.900    1,871      3.34     0.80 - 1.25      (5.60) - (5.16)
  Contrafund(R)Portfolio - Service Class 2 .  2002     1,347   0.845 - 0.852    1,140      0.13     0.80 - 1.25    (11.25) - (10.77)
                                              2001        74           0.947       70        --            1.25                0.42
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio -
    Service Class 2 ........................  2002       142   0.770 - 0.776      110      0.60     0.80 - 1.25     (10.60) - (8.77)
  Mid Cap Portfolio - Service Class 2 ......  2002     1,274   0.914 - 0.921    1,166      0.17     0.80 - 1.25    (11.18) - (10.76)
                                              2001       115           1.029      118        --            1.25                2.49

+  Less than 1,000

++ The 2001 lowest unit value was revised from $0.875 to $0.871

*  Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT SIX
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                            CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST          MANAGED ASSETS TRUST
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................      24,515,293     19,635,726    3,426,631      2,629,884       20,076,096   18,011,991
Accumulation units purchased and
  transferred from other funding options       5,319,795      9,712,613    2,355,705      1,379,460        2,234,875    5,048,652
Accumulation units redeemed and
  transferred to other funding options .      (5,338,709)    (4,833,046)  (1,239,894)      (580,789)      (3,566,801)  (2,984,547)
Annuity units ..........................              --             --       (1,814)        (1,924)              --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................      24,496,379     24,515,293    4,540,628      3,426,631       18,744,170   20,076,096
                                            ============   ============   ==========     ==========     ============   ==========

                                                                          AIM V.I. PREMIER EQUITY       CITISTREET DIVERSIFIED BOND
                                              MONEY MARKET PORTFOLIO           FUND - SERIES I               FUND - CLASS I
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................      17,518,121     13,144,040      102,789             --       43,875,158   13,925,081
Accumulation units purchased and
  transferred from other funding options      17,410,193     18,067,893      259,657        115,355       24,661,689   35,870,196
Accumulation units redeemed and
  transferred to other funding options .     (14,522,830)   (13,693,695)     (84,105)       (12,566)     (10,059,242)  (5,917,422)
Annuity units ..........................            (585)          (117)          --             --           (3,044)      (2,697)
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................      20,404,899     17,518,121      278,341        102,789       58,474,561   43,875,158
                                            ============   ============   ==========     ==========     ============   ==========

                                                   CITISTREET                     CITISTREET                    CITISTREET
                                               INTERNATIONAL STOCK           LARGE COMPANY STOCK           SMALL COMPANY STOCK
                                                  FUND - CLASS I                FUND - CLASS I                FUND - CLASS I
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................      25,633,038     12,728,667   44,578,297     23,782,730       11,110,573    9,705,400
Accumulation units purchased and
  transferred from other funding options      18,798,992     17,054,643   28,665,350     24,148,377        5,277,543    5,160,851
Accumulation units redeemed and
  transferred to other funding options .      (7,795,229)    (4,149,639)  (7,223,174)    (3,351,503)      (2,180,309)  (3,755,167)
Annuity units ..........................            (596)          (633)      (1,232)        (1,307)            (480)        (511)
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................      36,636,205     25,633,038   66,019,241     44,578,297       14,207,327   11,110,573
                                            ============   ============   ==========     ==========     ============   ==========

                                                      GLOBAL                  INTERMEDIATE-TERM           CREDIT SUISSE EMERGING
                                               HIGH-YIELD BOND FUND                BOND FUND                 MARKETS PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................              --      4,400,045           --     10,157,599        1,316,160    1,459,343
Accumulation units purchased and
  transferred from other funding options              --        629,313           --      2,351,339          307,265       91,718
Accumulation units redeemed and
  transferred to other funding options .              --     (5,029,328)          --     (12,508,429)       (210,153)    (234,901)
Annuity units ..........................              --            (30)          --           (509)              --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................              --             --           --             --        1,413,272    1,316,160
                                            ============   ============   ==========     ==========     ============   ==========

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT SIX
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                VIP SMALL CAP
                                                  VIP REIT SERIES               VALUE SERIES              APPRECIATION PORTFOLIO
                                                 - STANDARD CLASS             - STANDARD CLASS              - INITIAL SHARES
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................         697,062        386,842    1,036,785        324,816        5,842,119    5,308,116
Accumulation units purchased and
  transferred from other funding options       2,145,059        418,631    1,773,236        817,085        1,013,878    1,325,743
Accumulation units redeemed and
  transferred to other funding options .        (897,746)      (108,411)    (395,533)      (105,116)      (1,313,984)    (791,544)
Annuity units ..........................              --             --           --             --             (188)        (196)
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................       1,944,375        697,062    2,414,488      1,036,785        5,541,825    5,842,119
                                            ============   ============   ==========     ==========     ============   ==========

                                               SMALL CAP PORTFOLIO                                       EQUITY INDEX PORTFOLIO
                                                 - INITIAL SHARES           APPRECIATION PORTOLIO           - CLASS II SHARES
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................       7,552,625      5,795,462      173,879             --       20,009,490   16,836,794
Accumulation units purchased and
  transferred from other funding options       1,996,007      2,397,651    1,805,281        173,879        4,888,885    5,157,965
Accumulation units redeemed and
  transferred to other funding options .      (1,402,244)      (640,488)    (132,598)            --       (3,289,984)  (1,975,177)
Annuity units ..........................              --             --           --             --           (9,590)     (10,092)
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................       8,146,388      7,552,625    1,846,562        173,879       21,598,801   20,009,490
                                            ============   ============   ==========     ==========     ============   ==========

                                                                              AGGRESSIVE GROWTH
                                                    FUNDAMENTAL                   PORTFOLIO                 BALANCED PORTFOLIO
                                                  VALUE PORTFOLIO              - SERVICE SHARES              - SERVICE SHARES
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................       2,777,726             --       76,227             --          288,529           --
Accumulation units purchased and
  transferred from other funding options       5,662,013      2,799,491       16,098         76,227        1,148,092      324,609
Accumulation units redeemed and
  transferred to other funding options .        (946,346)       (21,765)      (6,590)            --          (65,961)     (36,080)
Annuity units ..........................              --             --           --             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................       7,493,393      2,777,726       85,735         76,227        1,370,660      288,529
                                            ============   ============   ==========     ==========     ============   ==========

                                                WORLDWIDE GROWTH                                               TOTAL RETURN
                                                    PORTFOLIO                                                   PORTFOLIO -
                                                - SERVICE SHARES               EQUITY PORTFOLIO            ADMINISTRATIVE CLASS
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................      10,928,874      9,106,418      366,281        210,914          261,426           --
Accumulation units purchased and
  transferred from other funding options       1,932,146      3,063,549       17,918        160,004        5,035,076      331,109
Accumulation units redeemed and
  transferred to other funding options .      (1,843,183)    (1,241,093)    (384,199)        (4,637)        (391,665)     (69,683)
Annuity units ..........................              --             --           --             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................      11,017,837     10,928,874           --        366,281        4,904,837      261,426
                                            ============   ============   ==========     ==========     ============   ==========

                                      -68-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT SIX
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                     PUTNAM VT                    PUTNAM VT                     PUTNAM VT
                                              INTERNATIONAL GROWTH             SMALL CAP VALUE               VOYAGER II FUND
                                                - CLASS IB SHARES             - CLASS IB SHARES             - CLASS IB SHARES
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................         135,002             --      390,948             --              417           --
Accumulation units purchased and
  transferred from other funding options       2,162,512        864,532    2,272,321        477,093          124,573          417
Accumulation units redeemed and
  transferred to other funding options .      (1,518,835)      (729,530)    (473,173)       (86,145)         (12,868)          --
Annuity units ..........................              --             --           --             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................         778,679        135,002    2,190,096        390,948          112,122          417
                                            ============   ============   ==========     ==========     ============   ==========

                                                                                                             SMALL CAP GROWTH
                                             CAPITAL FUND - CLASS I        INVESTORS FUND - CLASS I           FUND - CLASS I
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................       6,716,582      4,052,912    3,228,164      1,647,322          122,502           --
Accumulation units purchased and
  transferred from other funding options       2,773,850      3,214,852      729,099      1,857,541          225,737      124,829
Accumulation units redeemed and
  transferred to other funding options .      (1,404,544)      (548,409)    (562,344)      (276,699)         (30,545)      (2,327)
Annuity units ..........................          (2,610)        (2,773)          --             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................       8,083,278      6,716,582    3,394,919      3,228,164          317,694      122,502
                                            ============   ============   ==========     ==========     ============   ==========

                                                                                                               SMITH BARNEY
                                                                             SMITH BARNEY LARGE             PREMIER SELECTIONS
                                           TOTAL RETURN FUND - CLASS I       CAP CORE PORTFOLIO          ALL CAP GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................         335,694        222,145       86,483             --            5,930           --
Accumulation units purchased and
  transferred from other funding options         198,612        160,839       94,588         86,483           12,586       26,311
Accumulation units redeemed and
  transferred to other funding options .         (48,104)       (47,290)     (52,630)            --           (4,490)     (20,381)
Annuity units ..........................              --             --           15             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................         486,202        335,694      128,456         86,483           14,026        5,930
                                            ============   ============   ==========     ==========     ============   ==========

                                                   STRONG MULTI             MONTGOMERY VARIABLE            DISCIPLINED MID CAP
                                                CAP VALUE FUND II           SERIES: GROWTH FUND              STOCK PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................         493,493        261,811      657,355        795,705        3,271,749    1,889,239
Accumulation units purchased and
  transferred from other funding options         372,899        270,199           --          3,924        1,866,770    1,791,899
Accumulation units redeemed and
  transferred to other funding options .         (84,141)       (38,517)    (657,355)      (142,274)        (788,961)    (409,389)
Annuity units ..........................              --             --           --             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................         782,251        493,493           --        657,355        4,349,558    3,271,749
                                            ============   ============   ==========     ==========     ============   ==========

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT SIX
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                              DISCIPLINED SMALL CAP                                             FEDERATED
                                                 STOCK PORTFOLIO           EQUITY INCOME PORTFOLIO           STOCK PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................              --        351,833    7,222,096      4,973,260          774,191      505,082
Accumulation units purchased and
  transferred from other funding options              --        152,083    4,389,512      2,923,606          711,377      295,674
Accumulation units redeemed and
  transferred to other funding options .              --       (503,355)  (1,756,455)      (674,666)         (98,062)     (26,565)
Annuity units ..........................              --           (561)        (100)          (104)              --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................              --             --    9,855,053      7,222,096        1,387,506      774,191
                                            ============   ============   ==========     ==========     ============   ==========

                                                    LARGE CAP                LAZARD INTERNATIONAL              MFS EMERGING                   MFS MID CAP
                                                    PORTFOLIO                  STOCK PORTFOLIO               GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................       9,745,795      9,071,979      400,771        368,436           10,322           --
Accumulation units purchased and
  transferred from other funding options       1,465,874      1,998,508    1,777,535        627,299           29,285       10,322
Accumulation units redeemed and
  transferred to other funding options .      (1,663,244)    (1,324,692)  (1,462,399)      (594,878)          (6,190)          --
Annuity units ..........................              --             --          (82)           (86)              --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................       9,548,425      9,745,795      715,825        400,771           33,417       10,322
                                            ============   ============   ==========     ==========     ============   ==========

                                                  MFS MID CAP                                                SOCIAL AWARENESS
                                                GROWTH PORTFOLIO            MFS RESEARCH PORTFOLIO           STOCK PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................       5,777,804      5,092,687    1,261,546      1,264,562        4,915,331    4,079,194
Accumulation units purchased and
  transferred from other funding options         526,645      1,361,171       13,937         57,366          535,536    1,431,217
Accumulation units redeemed and
  transferred to other funding options .      (1,278,115)      (675,011)    (352,842)       (60,382)      (1,041,027)    (595,080)
Annuity units ..........................            (982)        (1,043)          --             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................       5,025,352      5,777,804      922,641      1,261,546        4,409,840    4,915,331
                                            ============   ============   ==========     ==========     ============   ==========

                                                   STRATEGIC                  TRAVELERS QUALITY              U.S. GOVERNMENT
                                                STOCK PORTFOLIO                BOND  PORTFOLIO             SECURITIES PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................              --        195,578    5,243,863      2,888,334        6,128,866    3,139,057
Accumulation units purchased and
  transferred from other funding options              --         57,148    3,348,561      3,401,393       11,086,833    3,890,244
Accumulation units redeemed and
  transferred to other funding options .              --       (252,726)  (1,613,834)    (1,044,175)      (2,979,964)    (900,337)
Annuity units ..........................              --             --       (1,590)        (1,689)             (94)         (98)
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................              --             --    6,977,000      5,243,863       14,235,641    6,128,866
                                            ============   ============   ==========     ==========     ============   ==========

                                      -70-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT SIX
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                AIM CAPITAL
                                               UTILITIES PORTFOLIO         APPRECIATION PORTFOLIO       ALLIANCE GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................       3,506,797      2,631,559           --             --       16,490,072   15,120,039
Accumulation units purchased and
  transferred from other funding options         492,511      1,461,420    1,066,966            605        1,683,290    2,954,792
Accumulation units redeemed and
  transferred to other funding options .      (1,103,629)      (586,182)    (230,374)          (605)      (3,351,885)  (1,581,917)
Annuity units ..........................              --             --           --             --           (2,678)      (2,842)
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................       2,895,679      3,506,797      836,592             --       14,818,799   16,490,072
                                            ============   ============   ==========     ==========     ============   ==========

                                                    MFS TOTAL                PUTNAM DIVERSIFIED          SMITH BARNEY AGGRESSIVE
                                                 RETURN PORTFOLIO             INCOME PORTFOLIO               GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................       7,285,742      3,238,201      489,404        316,519        3,390,870           --
Accumulation units purchased and
  transferred from other funding options       5,933,965      5,046,517      403,150        231,743        5,056,234    3,471,630
Accumulation units redeemed and
  transferred to other funding options .      (1,158,479)      (998,976)     (96,218)       (58,858)      (1,097,788)     (80,760)
Annuity units ..........................              --             --           --             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................      12,061,228      7,285,742      796,336        489,404        7,349,316    3,390,870
                                            ============   ============   ==========     ==========     ============   ==========

                                                                                                           SMITH BARNEY LARGE
                                                SMITH BARNEY HIGH         SMITH BARNEY INTERNATIONAL         CAPITALIZATION
                                                INCOME PORTFOLIO           ALL CAP GROWTH PORTFOLIO         GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................         352,538        296,167    3,337,499      3,294,958        7,152,319    6,788,321
Accumulation units purchased and
  transferred from other funding options         189,541        185,389      555,215      2,417,034          843,968    1,036,346
Accumulation units redeemed and
  transferred to other funding options .        (126,318)      (129,018)    (841,558)    (2,374,493)      (1,415,880)    (671,334)
Annuity units ..........................              --             --           --             --             (982)      (1,014)
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................         415,761        352,538    3,051,156      3,337,499        6,579,425    7,152,319
                                            ============   ============   ==========     ==========     ============   ==========

                                                                                                           SMITH BARNEY SMALL
                                            EMERGING GROWTH PORTFOLIO -    ENTERPRISE PORTFOLIO -              CAP GROWTH
                                                 CLASS II SHARES              CLASS II SHARES            OPPORTUNITIES PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................              --             --        4,883             --           25,573           --
Accumulation units purchased and
  transferred from other funding options         187,292             --       18,533          4,883          137,038       79,394
Accumulation units redeemed and
  transferred to other funding options .              --             --      (10,332)            --          (47,996)     (53,821)
Annuity units ..........................              --             --           --             --               --           --
                                            ------------   ------------   ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................         187,292             --       13,084          4,883          114,615       25,573
                                            ============   ============   ==========     ==========     ============   ==========

                                      -71-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT SIX
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                                             DYNAMIC CAPITAL
                                            ASSET MANAGER PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -
                                                SERVICE CLASS 2               SERVICE CLASS 2                SERVICE CLASS 2
                                            -------------------------     -------------------------     -------------------------
                                               2002           2001            2002          2001            2002          2001
                                            ----------     ----------     ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................       2,092,124    1,442,834        73,969             --               --           --
Accumulation units purchased and
  transferred from other funding options       2,123,253      857,944     1,286,444         73,969          165,484        9,904
Accumulation units redeemed and
  transferred to other funding options .        (411,411)    (208,654)      (13,533)            --          (23,042)      (9,904)
Annuity units ..........................              --           --            --             --               --           --
                                            ------------   ----------    ----------     ----------     ------------   ----------
Accumulation and annuity units
  end of year ..........................       3,803,966    2,092,124     1,346,880         73,969          142,442           --
                                            ============   ==========    ==========     ==========     ============   ==========

                                               MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2                  COMBINED
                                            -------------------------     -------------------------
                                               2002           2001            2002          2001
                                            ----------     ----------     ----------     ----------

Accumulation and annuity units
  beginning of year ....................         115,071           --    343,404,944    241,477,602
Accumulation units purchased and
  transferred from other funding options       1,352,675      125,798    188,938,954    179,718,671
Accumulation units redeemed and
  transferred to other funding options .        (193,857)     (10,727)   (91,302,901)   (77,763,103)
Annuity units ..........................              --           --        (26,632)       (28,226)
                                            ------------   ----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       1,273,889      115,071    441,014,365    343,404,944
                                            ============   ==========    ===========    ===========

                                      -72-

                          INDEPENDENT AUDITOR'S REPORT

The Board of Directors of the Travelers Life and Annuity Company and
   Owners of Variable Annuity Contracts of The Travelers Separate
   Account Six for Variable Annuities:

We have audited the  accompanying  statements of assets and  liabilities  of The
Travelers  Separate Account Six for Variable  Annuities as of December 31, 2002,
and the related  statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  rsponsibility  of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates made by management,  as well as evaluatiing  the overalll
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Travelers  Seperate Account Six for Variable  Annuities as of December 31, 2002,
the results of its  operations  for the year then ended,  the changes in its net assets for each of the two years in the period  then  ended,  and the  financial highlights  for each of the two years in the period  then ended,  in  conformity with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -73-

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                             Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer  of  units  of The  Travelers  Seperate  Account  Six for  Variable
Annuities or shares of Separate Account Six's underlying funds. It should not be used in connection with any offer except in conjunction  with the Prospectus for
The Travelers Separate Account Six for Variable Annuities  product(s) offered by
The Travelers Life and Annuity Company and the  Prospectuses  for the underlying funds,  which  collectively  contain all  pertinent  information,  including the applicable sales commissions.

VG-SEP6 (Annual) (12-02) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and
Annuity Company as of December 31, 2002 and 2001, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31,
2002, in conformity with accounting principles generally accepted in the United
States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)

FOR THE YEAR ENDED DECEMBER 31,                                     2002         2001         2000
                                                                 ---------    ---------    ---------
REVENUES
Premiums                                                         $  42,893    $  39,222    $  33,941
Net investment income                                              311,946      251,054      214,174
Realized investment gains (losses)                                 (30,584)      26,144       (7,396)
Fee income                                                         189,686      173,113      127,378
Other revenues                                                      19,530       14,317        9,625
----------------------------------------------------------------------------------------------------
     Total Revenues                                                533,471      503,850      377,722
----------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                               94,513       88,842       78,403
Interest credited to contractholders                               180,610      125,880       77,579
Amortization of deferred acquisition costs                          66,972       89,475       68,254
Operating expenses                                                  32,352       23,404       14,095
----------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                   374,447      327,601      238,331
----------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                  159,024      176,249      139,391

Federal income taxes
     Current                                                       (31,143)     (19,007)      11,738
     Deferred                                                       86,797       80,096       36,748
----------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                     55,654       61,089       48,486
----------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                     103,370      115,160       90,905

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax                     --          (62)          --
----------------------------------------------------------------------------------------------------

Net Income                                                       $ 103,370    $ 115,098    $  90,905
====================================================================================================

                       See Notes to Financial Statements.

                                       F-2

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                 BALANCE SHEETS
                                ($ IN THOUSANDS)

AT DECEMBER 31,                                                       2002           2001
---------------------------------------------------------------------------------------------

ASSETS
Fixedmaturities, available for sale at fair value
     (including $144,284 and $102,347 subject to securities
     lending agreements) (cost $4,385,801 and $3,308,142)         $ 4,520,299   $ 3,352,227
Equity securities, at fair value (cost $14,939 and $16,251)            14,495        15,738
Mortgage loans                                                        134,078       125,629
Short-term securities                                                 475,365       206,759
Other invested assets                                                 384,616       238,429
---------------------------------------------------------------------------------------------
      Total Investments                                             5,528,853     3,938,782
---------------------------------------------------------------------------------------------
Separate accounts                                                   6,862,009     7,681,791
Deferred acquisition costs                                          1,064,118       814,369
Premiums and fees receivable                                           59,636        56,207
Other assets                                                          179,558       165,118
---------------------------------------------------------------------------------------------
     Total Assets                                                 $13,694,174   $12,656,267
---------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                  $1,145,692    $1,040,856
Contractholder funds                                                3,886,083     2,624,570
Separate accounts                                                   6,862,009     7,681,791
Other liabilities                                                     441,249       261,395
Deferred federal income taxes                                         199,350        70,091
---------------------------------------------------------------------------------------------
     Total Liabilities                                             12,534,383    11,678,703
---------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                        3,000         3,000
Additional paid-in capital                                            417,316       417,316
Retained earnings                                                     644,534       541,164
Accumulated other changes in equity from nonowner sources              94,941        16,084
---------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                     1,159,791       977,564
---------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                   $13,694,174   $12,656,267
=============================================================================================

                       See Notes to Financial Statements.

                                       F-3

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)

                                                                          FOR THE YEAR ENDED
                                                                             DECEMBER 31,
------------------------------------------------------------------------------------------------------
COMMON STOCK                                                        2002         2001          2000
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $    3,000   $    3,000    $    3,000
Changes in common stock                                                  --           --            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $    3,000   $    3,000    $    3,000
======================================================================================================

------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $  417,316   $  417,316    $  167,316
Contribution from Parent Company                                         --           --       250,000
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  417,316   $  417,316    $  417,316
======================================================================================================

------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $  541,164   $  426,066    $  335,161
Net income                                                          103,370      115,098        90,905
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  644,534   $  541,164    $  426,066
======================================================================================================

------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $   16,084   $   13,622    $  (39,312)
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax             --           62            --
Unrealized gains (losses), net of tax                                73,750         (924)       52,934
Derivative instrument hedging activity gains,
    net of tax                                                        5,107        3,324            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $   94,941   $   16,084    $   13,622
======================================================================================================

------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Net income                                                       $  103,370   $  115,098    $   90,905
Other changes in equity from nonowner sources                        78,857        2,462        52,934
------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                    $  182,227   $  117,560    $  143,839
======================================================================================================

------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDERS' EQUITY
------------------------------------------------------------------------------------------------------
Changes in total shareholder's equity                            $  182,227   $  117,560    $  393,839
Balance, beginning of year                                          977,564      860,004       466,165
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $1,159,791   $  977,564    $  860,004
======================================================================================================

                       See Notes to Financial Statements.

                                       F-4

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)

FOR THE YEARS ENDED DECEMBER 31,                                 2002             2001            2000
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $    43,490    $    37,915    $    33,609
     Net investment income received                              276,813        211,179        186,362
     Fee and other income received                               238,970        211,885        136,194
     Benefits and claims paid                                   (103,513)      (103,224)       (96,890)
     Interest credited to contractholders                       (180,610)      (125,880)       (77,579)
     Operating expenses paid                                    (343,932)      (354,506)      (325,180)
     Income taxes (paid) received                                 88,888         45,257        (38,548)
      Other                                                      (21,047)       (31,175)        40,628
------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                      (941)      (108,549)      (141,404)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                        255,009         97,712        220,841
         Mortgage loans                                           36,193         20,941         28,477
     Proceeds from sales of investments
         Fixed maturities                                      1,689,931        938,987        843,856
         Equity securities                                        35,556          6,363         30,772
         Mortgage loans                                               --             --         15,260
         Real estate held for sale                                    --            (36)         2,115

     Purchases of investments
         Fixed maturities                                     (3,018,069)    (2,022,618)    (1,564,237)
         Equity securities                                       (35,735)        (2,274)       (20,361)
         Mortgage loans                                          (44,632)       (14,494)       (17,016)
     Policy loans, net                                           (11,201)        (3,395)        (2,675)
     Short-term securities (purchases) sales, net               (268,606)        40,618       (166,259)
     Other investment (purchases) sales, net                     (20,915)        (6,334)           327
     Securities transactions in course of settlement, net        117,806         64,698         21,372
------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                (1,264,663)      (879,832)      (607,528)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              1,486,056      1,178,421        629,138
     Contractholder fund withdrawals                            (224,542)      (185,464)      (115,289)
     Contribution from parent company                                 --             --        250,000
------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities             1,261,514        992,957        763,849
------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                   (4,090)         4,576         14,917
Cash at beginning of year                                         19,514         14,938             21
------------------------------------------------------------------------------------------------------
Cash at December 31,                                         $    15,424    $    19,514    $    14,938
======================================================================================================

                       See Notes to Financial Statements.

                                      F-5

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). On March 27, 2002, Travelers Property
Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of the majority of its remaining interest in
TPC. Prior to the IPO, the common stock of TIC was distributed by TPC to
Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the Financial Accounting
Standards Board (FASB) Statements of Financial Accounting Standards No. 141,
"Business Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible
Assets" (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting.
Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

                                       F-6

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively. There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted Statement of Financial Accounting
Standards No. 146, "Accounting for Costs Associated with Exit or Disposal
Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that
FAS 146 will materially affect the Company's financial statements.

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged. The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

                                       F-7

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46, "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $121.9 million and primarily consists of interests in security and real estate investment funds and below investment grade asset-backed and mortgage-backed securities. The Company is evaluating the impact of applying FIN 46 to existing
VIEs in which it has variable interests and has not yet completed this analysis.
However, at this time, it is anticipated that the effect on the Company's
Balance Sheets would be insignificant. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

                                       F-8

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value.
Changes in the assumptions could affect the fair values of investments.
Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Other invested assets include partnership investments and real estate joint ventures which are accounted for on the equity method of accounting.
Undistributed income of these investments is reported in net investment income.
Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

                                       F-9

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company does not hold or issue derivative instruments for trading purposes. (See
Note 9 for a more detailed description of the Company's derivative use.)
Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The
Company's fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities. Derivatives that are either hedging instruments that are carried at fair value or do not qualify as hedges under the new rules are also carried at fair value with changes in value reflected in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued
because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

The Company also purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized gains and losses. The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risk of the host contract, the entire instrument would not otherwise

                                       F-10

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

be re-measured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.
Derivatives embedded in convertible debt securities are classified as fixed maturity securities, consistent with the host instruments.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the risk management strategy as follows. Hedge accounting was generally used to account for derivatives. To qualify for hedge accounting the change in value of the derivative was expected to substantially offset the changes in value of the hedged item. Hedges were monitored to ensure that there was a high correlation between the derivative instruments and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the statement of income.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions-global, regional, or related to specific issuers or industries-could adversely affect these investments. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S.
dollars, the functional currency of the Company.

SEPARATE ACCOUNTS

The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life, universal life, deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product

                                       F-11

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

type based upon three different accounting pronouncements: Statement of
Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance
Enterprises" (FAS 60), Statement of Financial Accounting Standards No. 91,
"Accounting for Nonrefundable Fees and Costs Associated with Originating or
Acquiring Loans and Initial Direct Costs of Leases" (FAS 91) and Statement of
Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance
Enterprises for Certain Long Duration Contracts and for Realized Gains and
Losses from the Sale of Investments" (FAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years. DAC for universal life is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per FAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

VALUE OF INSURANCE IN FORCE

The value of insurance in force, reported in other assets, is an asset that was recorded in 1993 at the time of acquisition of TIC and the Company by
Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

                                       F-12

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.1% to 7.9% for these annuity products with a weighted average interest rate of 7.2%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.0%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, certain deferred annuity contracts and structured settlement contracts. For universal life contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life range from 4.1% to 6.5%, with a weighted average interest rate of 5.7%.

Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 3.0% to 10.0% with a weighted average interest rate of 5.8%.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company's liability for guaranty fund assessments was not significant.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
Permitted statutory accounting

                                       F-13

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                                       F-14

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.  INVESTMENTS

FIXED MATURITIES

The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                        GROSS         GROSS
DECEMBER 31, 2002                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  423,318     $   21,809     $       90     $  445,037
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     217,602          5,958          2,115        221,445
     Obligations of states and political
     subdivisions                                         49,472          7,170              0         56,642
     Debt securities issued by foreign
     governments                                          21,530          2,146            296         23,380
     All other corporate bonds                         2,932,069        157,225         82,175      3,007,119
     All other debt securities                           737,215         35,255         10,926        761,544
     Redeemable preferred stock                            4,595          1,785          1,248          5,132
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $4,385,801     $  231,348     $   96,850     $4,520,299
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                        GROSS         GROSS
DECEMBER 31, 2001                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  281,583     $    4,744     $    3,577     $  282,750
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     197,703          2,310         10,883        189,130
     Obligations of states and political
     subdivisions                                         44,587          1,903            355         46,135
     Debt securities issued by foreign
     governments                                          53,207          2,454            716         54,945
     All other corporate bonds                         2,112,121         62,649         25,784      2,148,986
     All other debt securities                           613,451         21,378         10,109        624,720
     Redeemable preferred stock                            6,090            365            894          5,561
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $3,308,742     $   95,803     $   52,318     $3,352,227
-------------------------------------------------------------------------------------------------------------

Proceeds from sales of fixed maturities classified as available for sale were
$1.7 billion, $939 million and $844 million in 2002, 2001 and 2000, respectively. Gross gains of $85.6 million, $67.0 million

                                       F-15

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

and $22.4 million and gross losses of $29.9 million, $22.4 million and $31.2 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $66.9 million, $11.5 million and $2.9 million were realized due to other-than-temporary losses in value in 2002, 2001 and 2000, respectively. Impairment activity increased significantly beginning the fourth quarter of 2001 and continued through 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $840.4 million and $628.2 million at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities available for sale at
December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     -----------------------------------------------------------------------
                                                  AMORTIZED        FAIR
     ($ IN THOUSANDS)                               COST           VALUE
     -----------------------------------------------------------------------

     MATURITY:
          Due in one year or less                  $178,198       $180,542
          Due after 1 year through 5 years        1,239,752      1,275,526
          Due after 5 years through 10 years      1,689,810      1,731,046
          Due after 10 years                        856,436        888,148
     -----------------------------------------------------------------------
                                                  3,964,196      4,075,262
     -----------------------------------------------------------------------

          Mortgage-backed securities                423,318        445,037
     -----------------------------------------------------------------------
              Total Maturity                     $4,387,514     $4,520,229
     -----------------------------------------------------------------------

The Company makes significant investments in collateralized mortgage obligations
(CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S.
Treasury securities. The Company's investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $265.5 million and $212.5 million, respectively. The Company's CMO holdings were 33.4%
and 49.5% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001, respectively. In addition, the Company held $177.8 million and $64.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at
December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-16

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31,
2002 and 2001, the Company held cash collateral of $149.0 million and $104.3 million, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

----------------------------------------------------------------------------------------
                                                          GROSS       GROSS
                                                        UNREALIZED  UNREALIZED     FAIR
($ IN THOUSANDS)                               COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------------------

DECEMBER 31, 2002
     Common stocks                           $ 2,599     $    37     $   699     $ 1,937
     Non-redeemable preferred stocks          12,340         394         176      12,558
----------------------------------------------------------------------------------------
         Total Equity Securities             $14,939     $   431     $   875     $14,495
----------------------------------------------------------------------------------------

DECEMBER 31, 2001
     Common stocks                           $ 2,643     $    97     $   671     $ 2,069
     Non-redeemable preferred stocks          13,608         439         378      13,669
----------------------------------------------------------------------------------------
         Total Equity Securities             $16,251     $   536     $ 1,049     $15,738
----------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $35.6 million, $6.4 million and
$30.8 million in 2002, 2001 and 2000, respectively. Gross gains and losses on sales and impairments were insignificant.

MORTGAGE LOANS

Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

At December 31, 2002 and 2001, the Company's mortgage loan portfolios consisted of the following:

    ------------------------------------------------------------------
    ($ IN THOUSANDS)                              2002         2001
    ------------------------------------------------------------------
    Current Mortgage Loans                      $130,303     $125,131
    Underperforming Mortgage Loans                 3,775          498
    ------------------------------------------------------------------
         Total                                  $134,078     $125,629
    ------------------------------------------------------------------

                                       F-17

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

       -----------------------------------------------------
       ($ IN THOUSANDS)
       -----------------------------------------------------
       2003                                       $  5,017
       2004                                          8,690
       2005                                          6,380
       2006                                         15,892
       2007                                          6,049
       Thereafter                                   92,050
       -----------------------------------------------------
            Total                                 $134,078
       =====================================================

CONCENTRATIONS

The Company participates in a short-term investment pool maintained by TIC. See
Note 11.

The Company's industry concentrations of investments (primarily fixed maturities), excluding those in federal and government agencies, were as follows at fair value:

       ----------------------------------------------------------------
       ($ IN THOUSANDS)                           2002          2001
       ----------------------------------------------------------------
       Finance                                  $562,179     $286,824
       Electric Utilities                        512,950      447,355
       Media                                     324,008      235,790
       Telecommunications                        304,171      213,644
       Banking                                   265,442      222,581
       ----------------------------------------------------------------

The Company held investments in foreign banks in the amount of $147 million and
$144 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $109 million and $38 million in Electric
Utilities, $35 million and $21 million in Media, and $53 million and $5 million in telecommunications at December 31, 2002 and 2001, respectively; and total below investment grade assets were $413.7 million and $182.3 million at December
31, 2002 and 2001, respectively.

                                       F-18

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

        ($ IN THOUSANDS)
        -------------------------------------------------------------
        At December 31,                            2002         2001
        -------------------------------------------------------------
        STATE
        California                              $42,169      $43,700
        New York                                 22,636       23,129
        -------------------------------------------------------------
        PROPERTY TYPE
        Agricultural                            $79,075      $66,459
        Office                                   44,094       37,243
        -------------------------------------------------------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

RESTRUCTURED INVESTMENTS

Mortgage loan and debt securities which were restructured at below market terms at December 31, 2002 and 2001 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

NET INVESTMENT INCOME

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,
  ($ IN THOUSANDS)                              2002         2001         2000
  ------------------------------------------------------------------------------
  GROSS INVESTMENT INCOME
         Fixed maturities                     $276,818     $217,813     $163,091
         Joint ventures and partnerships        25,746       21,481       34,574
         Mortgage loans                         10,578       11,327       14,776
         Other                                   3,542        3,288        4,398
  ------------------------------------------------------------------------------
           Total gross investment income       316,684      253,909      216,839
  ------------------------------------------------------------------------------
   Investment expenses                           4,738        2,855        2,665
  ------------------------------------------------------------------------------
  Net investment income                       $311,946     $251,054     $214,174
  ------------------------------------------------------------------------------

                                       F-19

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                              2002         2001        2000
--------------------------------------------------------------------------------------------
REALIZED
       Fixed maturities                                     $(11,185)   $ 33,061    $(11,742)
       Joint ventures and partnerships                       (19,423)     (4,980)     (1,909)
       Mortgage Loans                                            (61)       (707)      3,825
       Other                                                      85      (1,230)      2,430
--------------------------------------------------------------------------------------------
         Total realized investment gains (losses)           $(30,584)   $ 26,144    $ (7,396)
--------------------------------------------------------------------------------------------

Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                               2002        2001        2000
--------------------------------------------------------------------------------------------
UNREALIZED
     Fixed maturities                                       $ 91,013    $ 14,761    $ 78,278
     Other invested assets                                    22,449     (16,182)      3,159
--------------------------------------------------------------------------------------------
         Total unrealized investment gains (losses)          113,462      (1,421)     81,437
     Related taxes                                            39,712        (497)     28,503
--------------------------------------------------------------------------------------------
     Change in unrealized investment gains (losses)           73,750        (924)     52,934
     Balance beginning of year                                12,698      13,622     (39,312)
--------------------------------------------------------------------------------------------
         Balance end of year                                $ 86,448    $ 12,698    $ 13,622
--------------------------------------------------------------------------------------------

3.  REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million for universal life, and in excess of $25.0 million for term insurance is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

                                       F-20

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Total life insurance in-force ceded under reinsurance contracts was $29.3 billion and $23.8 billion at December 31, 2002 and 2001, including $6.0 million and $8.8 million, respectively to TIC. Total life insurance premiums ceded were
$14.9 million, $11.9 million and $8.9 million in 2002, 2001 and 2000, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $2.2 billion at December 31, 2002, of which $1.9 billion or 86% is reinsured. During 2002, substantially all new contracts written were not reinsured.

4.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. A summary of DAC follows:

                                  Traditional   Deferred
   ($ IN MILLIONS)                   Life       Annuity       UL        Total
   -----------------------------------------------------------------------------

   Beginning balance
   December 31, 2000                $36.8       $384.4      $158.3    $  579.5

   Commissions and expenses          18.4        202.9       103.0       324.3
   deferred
   Amortization expense              (7.5)       (75.8)       (6.1)      (89.4)

   -----------------------------------------------------------------------------
   Balance December 31, 2001         47.7        511.5       255.2       814.4

   Commissions and expenses          16.5        169.4       130.8       316.7
   deferred
   Amortization expense              (8.9)       (48.8)       (9.3)      (67.0)
   -----------------------------------------------------------------------------
   Balance December 31, 2002        $55.3       $632.1      $376.7    $1,064.1
   -----------------------------------------------------------------------------

The value of insurance in force totaled $12.5 million and $13.4 million at
December 31, 2002 and 2001, respectively, and was reported in other assets.
Amortization expense of value of insurance in force was insignificant for 2002 and 2001.

5.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $5.0 billion and $3.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.6 billion and $1.5 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.
Included in the amounts that are subject to discretionary withdrawal were $2.4 billion and $1.6 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $.9 billion and $.6 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.2% and 4.9%, respectively. In the payout stage these funds are credited at significantly reduced credited rates. The remaining $.1 billion in 2002 is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for

                                       F-21

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.  FEDERAL INCOME TAXES

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

  ($ IN THOUSANDS)                                        2002          2001
  ------------------------------------------------------------------------------
  Deferred Tax Assets:
       Benefit, reinsurance and other reserves          $151,454      $180,468
       Other                                               2,286         1,904
  ------------------------------------------------------------------------------
           Total                                         153,740       182,372
  ------------------------------------------------------------------------------

  Deferred Tax Liabilities:
       Investments, net                                  (48,363)      (19,938)
       Deferred acquisition costs and value of
         insurance in force                             (303,652)     (231,454)
       Other                                              (1,075)       (1,071)
  ------------------------------------------------------------------------------
           Total                                        (353,090)     (252,463)
  ------------------------------------------------------------------------------

  Net Deferred Tax Liability                           $(199,350)     $(70,091)
  ------------------------------------------------------------------------------

TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the
Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.  SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net loss was $133.9 million, $73.4 million and $66.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Statutory capital and surplus was $397 million and $407 million at December 31,
2002 and 2001, respectively.

                                       F-22

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioner (see Note 1, Summary of Significant Accounting
Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2003 without prior approval of the State of
Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                                NET                         ACCUMULATED
                                                             UNREALIZED      DERIVATIVE    OTHER CHANGES
                                                           GAIN (LOSS) ON    INSTRUMENTS   IN EQUITY FROM
                                                             INVESTMENT      & HEDGING        NONOWNER
($ IN THOUSANDS)                                             SECURITIES      ACTIVITIES       SOURCES
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1999                                     $(39,312)      $     --       $(39,312)
Unrealized gains on investment securities,
   net of tax of $25,914                                         48,127             --         48,127
Reclassification adjustment for losses
    included in net income, net of tax of $2,589                  4,807             --          4,807
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    52,934             --         52,934
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2000                                       13,622             --         13,622
Cumulative effect of change in accounting for derivative
   instruments and hedging activities, net of tax of $33             --             62             62
Unrealized gains on investment securities,
   net of tax of $8,653                                          16,070             --         16,070
Reclassification adjustment for gains
    included in net income, net of tax of $(9,150)              (16,994)            --        (16,994)
Derivative instrument hedging activity gains, net of
    tax of $1,789                                                    --          3,324          3,324
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                      (924)         3,386          2,462
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                       12,698          3,386         16,084
Unrealized gains on investment securities,
   net of tax of $29,008                                         53,871             --         53,871
Reclassification adjustment for losses
   included in net income, net of tax of $10,704                 19,879             --         19,879
Derivative instrument hedging activity gains, net of
   tax of $2,750                                                     --          5,107          5,107
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    73,750          5,107         78,857
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                                     $ 86,448       $  8,493       $ 94,941
=========================================================================================================

                                       F-23

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2002, 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000.

9.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                                       F-24

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts to exchange foreign currency for
U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                        Year Ended          Year Ended
   ($ IN MILLIONS)                      December 31, 2002   December 31, 2001
   --------------------------------------------------------------------------
   Hedge ineffectiveness recognized
     related to fair value hedges             $(5.2)              $1.9
   Hedge ineffectiveness recognized
     related to cash flow hedges                1.1                (.4)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions.

Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2002 is not significant.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contacts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

The Company had interest rate and equity options, net of intercompany balances, with fair values of $161.7 million and $67.4 million, at December 31, 2002 and
2001, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2002 and 2001 were $23.9 million and
$0 respectively. The notional values of unfunded commitments were $35.5 million and $43.8 million at December 31, 2002 and 2001, respectively.

                                       F-25

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

At December 31, 2002, investments in fixed maturities had a carrying value and a fair value of $4.5 billion compared with a carrying value and a fair value of
$3.4 billion at December 31, 2001. See Notes 1 and 2.

At December 31, 2002, mortgage loans had a carrying value of $134.1 million and a fair value of $148.0 million and at December 31, 2001 had a carrying value of
$125.6 million and a fair value of $131.6 million. In estimating fair value, the
Company used interest rates reflecting the current real estate financing market.

The carrying values of short-term securities were $475.4 million and $206.8 million in 2002 and 2001, respectively, which approximated their fair values.
Policy loans which are included in other invested assets had carrying values of
$27.4 million and $16.3 million in 2002 and 2001, respectively, which also approximated their fair values.

The carrying values of $151.5 million and $133.7 million of financial instruments classified as other assets approximated their fair values at
December 31, 2002 and 2001, respectively. The carrying values of $319.8 million and $208.1 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2002 and 2001, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $2.7 billion and a fair value of $2.9 billion, compared with a carrying value of $1.9 billion and a fair value of $1.9 billion at December 31,
2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $1.1 billion and a fair value of $926 million at December 31, 2002, compared with a carrying value of $806 million and a fair value of $675 million at December 31, 2001. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

                                       F-26

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  RELATED PARTY TRANSACTIONS

TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of
December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant in 2002, 2001 and 2000.

TIC maintains a short-term investment pool in which the Company participates.
The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately
$4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $356.0 million and $90.6 million at December 31, 2002 and 2001, respectively, and is included in short-term securities in the balance sheet.

At December 31, 2002 and 2001, the Company had investments in Tribeca Citigroup
Investments Ltd., an affiliate of the Company, in the amounts of $26.7 million and $34.0 million, respectively. Income of $1.9 million, $4.5 million and $7.2 million was earned on these investments in 2002, 2001 and 2000, respectively.
The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $24.1 million and $40.1 million at December 31, 2002 and 2001, respectively. Income of $19.8 million, $8.5 million and $6.8 million was earned on these investments in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB in the amount of $10.2 million and $6.5 million, respectively.

The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2002 and 2001.

The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity
Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the
Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

The Company sold structured settlement annuities to its former property casualty insurance affiliates. Policy reserves and contractholder fund liabilities associated with these structured settlements were $607 million at December 31,
2001.

The Company distributes fixed and variable annuity products through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $.8 billion, $1.2 billion and $1.6 billion in 2002, 2001 and 2000, respectively. The Company also markets term and universal life products through
SSB. Premiums related to such products were $87.2 million, $74.5 million and
$59.3 million in 2002, 2001 and 2000, respectively.

                                       F-27

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also distributes deferred annuity products through its affiliates
Primerica Financial Services (PFS), CitiStreet Retirement Services and Citibank,
N.A. (Citibank). Deposits received from PFS were $662 million, $738 million and
$844 million in 2002, 2001 and 2000, respectively. Deposits from Citibank and
CitiStreet Retirement Services were $117 million and $184 million respectively for 2002, $166 million and $136 million, respectively, for 2001, and $131 million and $220 million, respectively, for 2000.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income was insignificant in 2002,
2001 and 2000.

Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property casualty insurance subsidiaries. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In
2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2002,
2001 and 2000.

12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

The following table reconciles net income to net cash used in operating activities:

  -------------------------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                               2002          2001          2000
  ($ IN THOUSANDS)
  -------------------------------------------------------------------------------------------------
  Net Income                                                 $ 103,370     $ 115,160     $  90,905
     Adjustments to reconcile net income to cash used in
     operating activities:
         Realized (gains) losses                                30,584       (26,144)        7,396
         Deferred federal income taxes                          86,797        80,096        36,748
         Amortization of deferred policy acquisition costs      66,972        89,475        68,254
         Additions to deferred policy acquisition costs       (316,721)     (324,277)     (297,733)
         Investment income accrued                             (35,133)      (39,875)      (27,812)
         Insurance reserves                                     (9,000)      (14,382)      (18,487)
         Other                                                  72,190        11,398          (675)
  -------------------------------------------------------------------------------------------------
         Net cash used in operations                         $    (941)    $(108,549)    $(141,404)
  -------------------------------------------------------------------------------------------------

ITEM 9.  CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND
FINANCIAL DISCLOSURE.

     None.

                                       F-28

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                               PAGE
The Travelers Life and Annuity Company
     Independent Auditors' Report                                                               F-1
     Statements of Income                                                                       F-2
     Balance Sheets                                                                             F-3
     Statements of Changes in Shareholder's Equity                                              F-4
     Statements of Cash Flows                                                                   F-5
     Notes to Financial Statements                                                              F-6

Independent Auditors' Report                                                                   F-30

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002           F-31

Schedule III - Supplementary Insurance Information 2000-2002                                   F-32

Schedule IV - Reinsurance 2000-2002                                                            F-33

All other schedules are inapplicable for this filing.

                                      F-29

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of January 21, 2003, we reported on the balance sheets of The
Travelers Life and Annuity Company as of December 31, 2002 and 2001, and the
related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-30

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                ($ IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                      AMOUNT SHOWN IN
TYPE OF INVESTMENT                                              COST        VALUE     BALANCE SHEET (1)
-------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
            authorities                                      $  470,768   $  486,651    $  486,651
         States, municipalities and political subdivisions       49,472       56,642        56,642
         Foreign governments                                     21,530       23,380        23,380
         Public utilities                                       425,661      398,706       398,706
         Convertible bonds and bonds with warrants attached      30,170       31,063        31,063
         All other corporate bonds                            3,381,892    3,518,725     3,518,725
-------------------------------------------------------------------------------------------------------
              Total Bonds                                     4,379,493    4,515,167     4,515,167
     Redeemable Preferred Stocks                                  4,595        5,132         5,132
-------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                               4,384,088    4,520,299     4,520,299
-------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                  2,599        1,937         1,937
-------------------------------------------------------------------------------------------------------
              Total Common Stocks                                 2,599        1,937         1,937
     Non-Redeemable Preferred Stocks                             12,340       12,558        12,558
-------------------------------------------------------------------------------------------------------
         Total Equity Securities                                 14,939       14,495        14,495
-------------------------------------------------------------------------------------------------------

Mortgage Loans                                                  134,078                    134,078
Policy Loans                                                     27,491                     27,491
Short-Term Securities                                           475,365                    475,365
Other Investments (2) (3)                                       303,621                    302,996
-------------------------------------------------------------------------------------------------------
         Total Investments                                   $5,339,582                 $5,474,724
=======================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to
    Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of
    $53,106 and $54,129, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-31

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2000-2002
                                ($ IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                                       FUTURE POLICY                                        BENEFITS, CLAIMS,
                                       BENEFITS, LOSSES,                   NET INVESTMENT   LOSSES AND
                 DEFERRED POLICY       CLAIMS AND LOSS       PREMIUM       INCOME           SETTLEMENT
                 ACQUISITION COSTS     EXPENSES (1)          REVENUE                        EXPENSES (2)
---------------------------------------------------------------------------------------------------------------

     2002           $1,064,118           $5,031,775          $42,893         $311,946         $275,123

     2001             $814,369           $3,665,426          $39,222         $251,054         $214,722

     2000             $579,567           $2,621,187          $33,941         $214,174         $155,982

---------------------------------------------------------

                                 OTHER
 AMORTIZATION OF DEFERRED        OPERATING     PREMIUMS
 POLICY ACQUISITION COSTS        EXPENSES      WRITTEN
---------------------------------------------------------

        $66,972                  $32,352       $42,893

        $89,475                  $23,404       $39,222

        $68,254                  $14,095       $33,941

(1) Includes contractholder funds.

(2) Includes interest credited on contractholder funds.

                                       F-32

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                ASSUMED                   PERCENTAGE
                                                 CEDED TO        FROM                     OF AMOUNT
                                    GROSS          OTHER         OTHER         NET         ASSUMED
                                    AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
----------------------------------------------------------------------------------------------------

2002
----

Life Insurance In Force            $35,807,212   $29,261,075     $  --       $6,546,137       --%
Premiums:
     Annuity                           $ 4,515       $    --     $  --          $ 4,515
     Individual life                    53,310        14,932        --           38,378
                                       -------       -------     -----          -------
         Total Premiums                $57,825       $14,932     $  --          $42,893       --%
                                       =======       =======     =====          =======

2001
----

Life Insurance In Force            $28,793,622   $23,818,768     $  --       $4,974,854       --%
Premiums:
     Annuity                           $ 3,319       $    --     $  --          $ 3,319
     Individual Life                    47,826        11,923                     35,903
                                       -------       -------     -----          -------
         Total Premiums                $51,145       $11,923     $  --          $39,222       --%
                                       =======       =======     =====          =======

2000
----

Life Insurance In Force            $21,637,160   $17,355,206     $  --       $4,281,954       --%
Premiums:
     Annuity                           $ 6,034       $    --     $  --          $ 6,034
     Individual life                    36,770         8,863        --           27,907
                                       -------       -------     -----          -------
         Total Premiums                $42,804       $ 8,863     $  --          $33,941       --%
                                       =======       =======     =====          =======

                                       F-33

PART C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Statement of Investments as of December 31, 2002
Notes to Financial Statements

The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

Statements of Income for the years ended December 31, 2002, 2001 and 2000
Balance Sheets as of December 31, 2002 and 2001
Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed July 9, 1998.)

2.	Not Applicable.

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(b).	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

5.	Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

6(a).	Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

6(b)	By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

7.	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed July 9, 1998.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, filed April 20, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 the Registration Statement on Form N-4, filed February 27, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan.. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 4 the Registration Statement on Form N-4, filed March 28, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-40191 filed April 24, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

As of February 28, 2003, 6,716 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Life and Annuity Company One Cityplace Hartford, Connecticut 06103-3415

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of April, 2003.

THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS LIFE AND ANNUITY COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically